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UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Tax-Exempt Bond Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.8%
ALABAMA 0.3%
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$1,500,000	$1,507,050

ALASKA 1.1%
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	3,665,000	4,063,166
10/01/41	7.750%	2,000,000	2,216,820
Total			6,279,986

ARIZONA 1.4%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	1,900,000	2,061,025
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	2,225,000	2,443,740
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01/01/19	5.000%	755,000	758,412
01/01/20	5.000%	580,000	582,349
01/01/21	5.000%	1,000,000	1,003,590
University Medical Center Corp. Revenue Bonds Series 2009
07/01/39	6.500%	1,000,000	1,168,870
Total			8,017,986

CALIFORNIA 13.9%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2012
07/01/47	5.000%	4,100,000	4,460,267
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,000,000	5,757,700
Various Capital Projects
Series 2012A
04/01/37	5.000%	650,000	734,929

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
California State University Revenue Bonds Systemwide Series 2009A
11/01/29	5.250%	$3,000,000	$3,481,230
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2006
05/15/38	5.000%	2,500,000	2,553,400
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/33	6.250%	1,155,000	1,363,166
Series 2014A
01/15/46	5.750%	4,250,000	4,881,295
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07/01/24	5.000%	1,900,000	2,213,842
07/01/29	5.000%	1,200,000	1,380,420
Rowland Water District Prerefunded 12/01/18 Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	1,500,000	1,821,555
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,726,200
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/31	6.500%	500,000	579,110
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	2,000,000	2,447,600
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/30	5.250%	1,000,000	1,181,040
Various Purpose
Series 2007
12/01/32	5.000%	2,000,000	2,201,860
06/01/37	5.000%	1,235,000	1,330,083
12/01/37	5.000%	3,000,000	3,274,350
Series 2009
04/01/31	5.750%	15,000,000	17,728,350
Series 2010
03/01/30	5.250%	1,000,000	1,164,710
03/01/33	6.000%	5,625,000	6,898,219

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Series 2012
04/01/35	5.250%	$4,500,000	$5,250,015
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	5,550,000	5,922,016
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,008
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	2,370,000	2,539,265
Total			80,892,630

COLORADO 3.2%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/22	4.950%	790,000	770,961
12/01/26	5.000%	395,000	377,312
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Pinnacle Charter School Building
Series 2013
06/01/29	5.000%	700,000	781,095
Colorado Educational & Cultural Facilities Authority (a)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/44	5.375%	750,000	780,930
07/01/49	5.500%	700,000	728,357
Colorado Health Facilities Authority Revenue Bonds Health Facilities Evangelical Lutheran Series 2005
06/01/23	5.250%	500,000	519,530
E-470 Public Highway Authority Revenue Bonds Series 2010C
09/01/26	5.375%	10,325,000	11,534,161
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/30	5.750%	1,500,000	1,506,660
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	735,000	748,156
12/15/37	5.500%	820,000	830,012
Total			18,577,174

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DISTRICT OF COLUMBIA 0.3%
District of Columbia Water & Sewer Authority Refunding Revenue Bonds Subordinated Lien Series 2008A
10/01/29	5.000%	$1,515,000	$1,690,982
District of Columbia Revenue Bonds KIPP Charter School Series 2013
07/01/48	6.000%	300,000	345,222
Total			2,036,204

FLORIDA 3.2%
Brevard County Health Facilities Authority Revenue Bonds Health First, Inc. Project Series 2005
04/01/34	5.000%	5,685,000	5,795,403
Florida Development Finance Corp. Revenue Bonds Miami Arts Charter School Project Series 2014A (a)
06/15/34	5.875%	415,000	414,489
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC) (b)
04/01/20	0.000%	4,360,000	3,752,914
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012
06/01/36	5.000%	250,000	267,470
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement-Life Communities
Series 2010
11/15/33	5.500%	7,000,000	7,764,050
Sinai Residences of Boca Raton
Series 2014
06/01/21	6.000%	550,000	597,509
Total			18,591,835

GEORGIA 2.7%
Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,140,889

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	$6,250,000	$6,853,875
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	5,000,000	5,491,400

Total			15,486,164

HAWAII 0.7%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,658,595
Series 2010B
07/01/30	5.625%	280,000	317,092
07/01/40	5.750%	370,000	414,456
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/37	5.250%	705,000	768,097
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	655,000	731,137
Total			3,889,377

IDAHO 0.5%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/44	8.000%	1,365,000	1,439,352
10/01/49	8.125%	1,635,000	1,724,140
Total			3,163,492

ILLINOIS 23.9%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/35	5.250%	3,000,000	3,372,240
Series 2014B
01/01/35	5.000%	5,000,000	5,583,550
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/43	5.750%	2,285,000	2,544,279
General 3rd Lien

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2011A
01/01/39	5.750%	$1,820,000	$2,076,675
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2012
01/01/25	5.000%	5,000,000	5,688,750
01/01/42	5.000%	5,000,000	5,435,200
Series 2014
01/01/34	5.000%	1,000,000	1,116,710
01/01/39	5.000%	2,000,000	2,203,740
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/31	5.000%	2,000,000	2,229,900
Revenue Bonds
2nd Lien
Series 2014
11/01/44	5.000%	650,000	709,300
City of Chicago
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	830,000	876,405
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/35	5.250%	2,500,000	2,591,650
01/01/40	5.000%	5,000,000	5,018,100
Series 2012A
01/01/33	5.000%	5,000,000	5,102,250
Series 2008A
01/01/22	5.250%	2,310,000	2,441,439
Series 2009C
01/01/40	5.000%	2,500,000	2,506,350
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/35	5.000%	1,000,000	1,018,340
01/01/36	5.000%	5,000,000	5,076,850
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08/15/38	6.000%	2,475,000	2,791,602
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	3,000,000	3,487,380
Riverside Health System
Series 2009
11/15/35	6.250%	1,000,000	1,166,700
Rush University Medical Center
Series 2009C
11/01/39	6.625%	2,150,000	2,492,473

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Sherman Health System
Series 2007A
08/01/37	5.500%	$7,700,000	$8,391,383
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	10,700,000	12,375,834
Illinois Finance Authority (b)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	12,578,874
Illinois State Toll Highway Authority Revenue Bonds Series 2014C (c)
01/01/37	5.000%	5,000,000	5,627,600
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Project
Series 2012B
12/15/28	5.000%	5,000,000	5,694,950
Metropolitan Pier & Exposition Authority (b)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/21	0.000%	1,870,000	1,672,023
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,867,100
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/34	5.000%	2,000,000	2,112,900
Series 2013
07/01/25	5.500%	2,850,000	3,239,737
07/01/26	5.500%	1,955,000	2,202,992
07/01/33	5.500%	5,000,000	5,532,850
07/01/38	5.500%	875,000	958,195
Series 2013A (AGM)
04/01/27	5.000%	3,000,000	3,299,730
Series 2014
02/01/33	5.250%	3,000,000	3,270,420
05/01/39	5.000%	1,325,000	1,399,889
Total			139,754,360

INDIANA 0.8%
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	1,000,000	1,121,200
Revenue Bonds
Parkview Health System
Series 2009A
05/01/31	5.750%	1,000,000	1,131,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02/15/33	5.000%	$1,050,000	$1,075,904
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (a)
09/01/37	5.700%	1,050,000	1,085,406
Total			4,413,650

IOWA 2.4%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/39	5.125%	2,425,000	2,172,509
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/27	5.000%	1,000,000	996,180
09/01/32	5.500%	1,500,000	1,524,675
09/01/43	5.750%	830,000	842,724
Revenue Bonds
Genesis Health System
Series 2013
07/01/33	5.000%	5,000,000	5,552,350
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	3,000,000	3,228,690
Total			14,317,128

KENTUCKY 2.1%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03/01/40	6.375%	1,700,000	1,964,520
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/27	5.625%	1,000,000	1,122,660
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	867,904
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	2,950,000	3,422,767

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY (CONTINUED)
Louisville & Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	$4,000,000	$4,643,880
Total			12,021,731

LOUISIANA 2.3%
Ascension Parish Industrial Development Board, Inc. Revenue Bonds Impala Warehousing LLC Series 2011
07/01/36	6.000%	4,000,000	4,319,080
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	1,750,000	2,071,387
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	4,600,000	5,321,602
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (d)
12/01/40	4.000%	1,600,000	1,720,144
Total			13,432,213

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008
06/01/33	5.750%	400,000	431,028
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Washington County Hospital Series 2008
01/01/33	5.750%	875,000	917,411
Total			1,348,439

MASSACHUSETTS 0.5%
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC)
01/01/27	5.500%	500,000	624,290

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Center Series 2007E
07/15/37	5.000%	$2,200,000	$2,226,466
Total			2,850,756

MICHIGAN 0.4%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	1,700,000	1,825,086
Michigan Finance Authority Refunding Revenue Bonds Senior Lien-Detroit Water & Sewer Series 2014C-6
07/01/33	5.000%	430,000	466,326
Total			2,291,412

MINNESOTA 5.1%
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,083,060
City of Maple Grove Revenue Bonds Maple Grove Hospital Corp. Series 2007
05/01/22	5.000%	2,605,000	2,715,556
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11/15/23	6.375%	1,000,000	1,172,190
11/15/32	6.750%	1,000,000	1,181,720
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/47	6.500%	5,000,000	5,345,950
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	2,350,000	2,652,304
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/30	5.750%	800,000	893,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	$502,039	$510,338
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,502,248
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	1,000,000	1,089,250
03/01/40	6.500%	700,000	765,674
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/22	5.250%	1,185,000	1,260,342
05/15/36	5.250%	2,180,000	2,283,768
Healtheast Project
Series 2005
11/15/30	6.000%	5,000,000	5,216,700
Total			29,672,900

MISSISSIPPI 0.3%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	1,250,000	1,341,013
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA/FHLMC)
12/01/37	5.850%	670,000	704,304
Total			2,045,317

MISSOURI 4.3%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010
05/01/38	6.650%	5,000,000	5,459,450
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	695,000	737,478

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
City of St. Louis Airport Revenue Bonds Lambert-St. Louis International Airport Series 2009A-1
07/01/34	6.625%	$5,000,000	$5,898,150
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/41	6.000%	650,000	721,214
Series 2014
02/01/44	5.000%	2,275,000	2,420,350
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,458,730
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011
05/01/31	5.250%	500,000	557,185
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	2,000,000	2,089,420
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/32	5.000%	1,120,000	1,210,261
09/01/42	5.000%	2,000,000	2,109,860
Series 2013A
09/01/23	5.000%	690,000	740,894
Total			25,402,992

NEBRASKA 1.7%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/44	5.000%	4,350,000	4,702,828
Unrefunded Revenue Bonds
Health Facilities-Children’s Hospital Medical Center
Series 2008
08/15/31	6.125%	1,275,000	1,397,987
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	3,500,000	3,906,420
Total			10,007,235

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA 1.3%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	$2,600,000	$2,815,046
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,787,455
Total			7,602,501

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Bonds MSU Student Housing Project-Provident Series 2010
06/01/31	5.750%	1,500,000	1,659,360

NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A
08/01/32	6.375%	2,165,000	2,511,162

NEW YORK 3.1%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	1,500,000	1,682,265
City of New York Unrefunded Unlimited General Obligation Bonds Series 2006J-J1
06/01/25	5.000%	5,000	5,349
Metropolitan Transportation Authority
Revenue Bonds
Transportation
Series 2006A
11/15/22	5.000%	2,500,000	2,726,075
Metropolitan Transportation Authority (b)
Refunding Revenue Bonds
Series 2012A
11/15/32	0.000%	2,605,000	1,381,301
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC)
01/01/23	5.000%	1,000,000	1,034,370

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd Generation Series 1993A
07/01/18	5.750%	$4,520,000	$4,955,954
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	5,000,000	5,795,150
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	650,000	751,127
Total			18,331,591

NORTH DAKOTA 0.3%
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/25	5.125%	1,500,000	1,537,470

OHIO 1.3%
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011
08/01/36	5.250%	1,870,000	2,026,519
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/35	6.625%	5,000,000	5,460,650
Total			7,487,169

OREGON 0.4%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	525,000	549,350
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	1,500,000	1,751,595
Total			2,300,945

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA 2.0%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC) (b)
10/01/17	0.000%	$5,115,000	$4,982,726
East Hempfield Township Industrial Development Authority Revenue Bonds Student Service, Inc. Student Housing Project Series 2014
07/01/46	5.000%	1,000,000	1,045,170
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	1,000,000	1,100,230
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/43	6.000%	750,000	817,793
Shippensburg University
Series 2011
10/01/31	6.000%	2,000,000	2,207,760
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	750,000	825,195
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	700,000	812,728
Total			11,791,602

RHODE ISLAND 0.7%
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
10/01/26	4.650%	1,230,000	1,237,306
04/01/33	4.850%	2,985,000	3,001,865
Total			4,239,171

SOUTH CAROLINA 1.9%
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC)
01/01/21	6.250%	1,000,000	1,251,810

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014A
11/01/45	7.250%	$1,315,000	$1,434,178
South Carolina State Public Service Authority Refunding Revenue Bonds Series 2014C
12/01/46	5.000%	7,500,000	8,314,650
Total			11,000,638

TEXAS 5.3%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	185,000	207,498
07/01/45	6.200%	1,100,000	1,261,744
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	550,000	634,508
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	1,000,000	1,085,350
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	5,580,000	6,474,920
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	2,000,000	2,249,340
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/31	5.500%	1,750,000	1,949,692
Series 2012
08/15/32	5.000%	580,000	630,182
08/15/42	5.000%	400,000	427,624
Series 2013
08/15/33	6.000%	260,000	309,447
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2011C
11/01/26	5.000%	3,000,000	3,476,370

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds YMCA Greater Houston Area Series 2013A
06/01/38	5.000%	$1,500,000	$1,606,890
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,752,596
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	500,000	600,730
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A
11/15/44	7.750%	500,000	567,275
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	938,536
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Scott & White Healthcare
Series 2013
08/15/33	5.000%	1,000,000	1,133,630
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	3,000,000	2,868,900
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,356,662
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	549,685
Total			31,081,579

VIRGINIA 0.6%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	3,250,000	3,404,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON 3.0%
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D
07/01/22	5.000%	$2,900,000	$3,213,055
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,376,380
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,138,599
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/47	6.750%	3,000,000	3,214,170
Skyline at First Hill Project
Series 2012
01/01/19	7.000%	1,150,000	1,248,486
Revenue Bonds
Skyline at First Hill Project
Series 2007A
01/01/38	5.625%	5,500,000	5,296,390
Total			17,487,080

WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A (d)
12/01/38	5.375%	900,000	991,197

WISCONSIN 6.5%
Public Finance Authority Revenue Bonds Rose Villa Project Series 2014A
11/15/49	6.000%	1,645,000	1,733,748
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	3,000,000	3,542,340
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/25	5.125%	4,310,000	4,584,762

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	$1,400,000	$1,554,630
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	3,375,000	3,643,448
Marshfield Clinic
Series 2012B
02/15/32	5.000%	2,000,000	2,194,120
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	3,600,000	3,840,480
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,565,000	1,755,899
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	5,300,000	6,193,050
Riverview Hospital Association
Series 2008
04/01/38	5.750%	6,000,000	6,552,240
Watertown Regional Medical Center
Series 2012
09/01/42	5.000%	2,270,000	2,394,691
Total			37,989,408

WYOMING 0.2%
County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012
05/01/32	5.000%	1,000,000	1,096,890
Total Municipal Bonds (Cost: $515,246,002)			$576,512,494

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds Held in Trust 0.8%
MASSACHUSETTS 0.8%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (a)(d)(e)
11/15/36	5.500%	$4,000,000	$4,672,720

Total Municipal Bonds Held in Trust (Cost: $4,163,868)			$4,672,720

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.1%
MINNESOTA 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Health Care Facilities VRDN Series 2004A (AGM) (d)
08/15/34	0.100%	$700,000	$700,000

Total Floating Rate Notes (Cost: $700,000)			$700,000

Total Investments
(Cost: $520,109,870) (f)			$581,885,214(g)
Other Assets & Liabilities, Net			1,991,806

Net Assets			$583,877,020

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $7,681,902 or 1.32% of net assets.

(b)	Zero coupon bond.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(f)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $520,110,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$62,334,000
Unrealized Depreciation	(559,000)
Net Unrealized Appreciation	$61,775,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	576,512,494	—	576,512,494
Municipal Bonds Held in Trust	—	4,672,720	—	4,672,720
Total Bonds	—	581,185,214	—	581,185,214
Short-Term Securities
Floating Rate Notes	—	700,000	—	700,000
Total Short-Term Securities	—	700,000	—	700,000
Total	—	581,885,214	—	581,885,214

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Floating Rate Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 91.6%
Aerospace & Defense 1.1%
Booz Allen Hamilton, Inc. Tranche B Term Loan (a)(b)
07/31/19	3.750%	$1,649,589	$1,640,830
Doncasters US Finance LLC Tranche B Term Loan (a)(b)
04/09/20	4.500%	3,028,902	2,998,613
TASC, Inc. 1st Lien Term Loan (a)(b)
05/22/20	6.500%	2,992,500	2,943,124
TransDigm, Inc. Tranche C Term Loan (a)(b)
02/28/20	3.750%	3,191,888	3,136,540
Total			10,719,107
Airlines 1.8%
American Airlines, Inc. Tranche B Term Loan (a)(b)
06/27/19	3.750%	5,233,750	5,161,786
Delta Air Lines, Inc. (a)(b)
Term Loan
04/20/17	3.250%	1,939,850	1,923,788
Tranche B-1 Term Loan
10/18/18	3.250%	4,534,311	4,430,884
U.S. Airways, Inc. Tranche B-1 Term Loan (a)(b)
05/23/19	3.500%	1,415,500	1,381,372
United Air Lines, Inc. Tranche B Term Loan (a)(b)
04/01/19	3.500%	5,171,250	5,054,897
Total			17,952,727
Automotive 1.8%
Allison Transmission, Inc. Tranche B-3 Term Loan (a)(b)
08/23/19	3.750%	1,463,219	1,450,416
Allison Transmission, Inc. Tranche B-2 Term Loan (a)(b)
08/07/17	2.910%	111,017	110,222
Chrysler Group LLC Tranche B Term Loan (a)(b)
05/24/17	3.500%	3,175,874	3,157,358
Gates Global LLC Term Loan (a)(b)
07/05/21	4.250%	5,225,000	5,159,687
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	4.750%	2,200,000	2,204,818

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive (continued)
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung Tranche E Term Loan (a)(b)
05/15/20	3.750%	$1,913,000	$1,907,031
Navistar, Inc. Tranche B Term Loan (a)(b)
08/17/17	5.750%	1,629,250	1,632,313
Visteon Corp. Term Loan (a)(b)
04/09/21	3.500%	2,668,312	2,628,288
Total			18,250,133
Brokerage/Asset Managers/Exchanges 0.4%
RCS Capital Corp. (a)(b)
1st Lien Term Loan
04/29/19	6.500%	888,750	876,530
2nd Lien Term Loan
04/29/21	10.500%	1,000,000	995,000
USI, Inc. Term Loan (a)(b)
12/27/19	4.250%	2,587,319	2,558,212
Total			4,429,742
Building Materials 1.4%
Contech Engineered Solutions LLC Term Loan (a)(b)
04/29/19	6.250%	1,234,375	1,229,746
HD Supply, Inc. Term Loan (a)(b)
06/28/18	4.000%	4,936,869	4,884,439
Nortek, Inc. Tranche B Term Loan (a)(b)(c)
11/05/20	3.750%	2,000,000	1,960,620
Roofing Supply Group LLC Term Loan (a)(b)
05/31/19	5.000%	1,967,282	1,936,947
Wilsonart LLC Term Loan (a)(b)
10/31/19	4.000%	3,473,189	3,415,292
Total			13,427,044
Cable and Satellite 2.5%
Block Communications, Inc. Tranche B Term Loan (a)(b)
11/07/21	4.250%	2,000,000	1,995,000
Cequel Communications LLC Term Loan (a)(b)
02/14/19	3.500%	3,406,253	3,368,376

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Cable and Satellite (continued)
Charter Communications Operating LLC Tranche G Term Loan (a)(b)
09/12/21	4.250%	$2,600,000	$2,616,250
Encompass Digital Media, Inc. (a)(b)
1st Lien Tranche B Term Loan
06/06/21	5.500%	1,951,885	1,949,444
2nd Lien Tranche B Term Loan
06/06/22	8.750%	1,500,000	1,507,500
MCC Iowa LLC (a)(b)
Tranche G Term Loan
01/20/20	4.000%	2,964,500	2,912,621
Tranche H Term Loan
01/29/21	3.250%	1,481,250	1,447,463
Quebecor Media, Inc. Tranche B-1 Term Loan (a)(b)
08/17/20	3.250%	1,980,000	1,919,372
TWCC Holding Corp. Term Loan (a)(b)
02/13/17	3.500%	3,643,921	3,587,441
Virgin Media Investment Holdings Ltd. Tranche B Term Loan (a)(b)
06/07/20	3.500%	4,075,000	4,015,016
Total			25,318,483
Chemicals 5.9%
Allnex & Cy SCA Tranche B-1 Term Loan (a)(b)
10/03/19	4.500%	1,845,629	1,831,787
Allnex U.S.A, Inc. Tranche B-2 Term Loan (a)(b)
10/03/19	4.500%	957,608	950,426
American Pacific Corp. Term Loan (a)(b)
02/27/19	7.000%	1,791,000	1,791,000
Ascend Performance Materials Operations LLC Tranche B Term Loan (a)(b)
04/10/18	6.750%	1,861,809	1,801,300
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (a)(b)
02/01/20	3.750%	4,814,511	4,733,290
ColourOz Investment 1 GmbH (a)(b)
First Lien Tranche C Term Loan
09/03/21	4.750%	195,058	190,426
Tranche B2 Term Loan
09/05/21	4.750%	1,179,942	1,151,918
Eco Services Operations Tranche B Term Loan (a)(b)
10/08/21	4.750%	1,825,000	1,818,156
HII Holding Corp. (a)(b)
1st Lien Term Loan
12/20/19	4.000%	2,940,082	2,895,981

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
2nd Lien Term Loan
12/21/20	9.500%	$2,150,000	$2,160,750
Huntsman International LLC (a)(b)
Term Loan
08/12/21	3.750%	1,725,000	1,701,281
Tranche B Term Loan
04/19/17	2.922%	1,851,158	1,828,019
Tranche B-2 Term Loan
04/19/17	2.699%	99,067	97,581
Tranche C Term Loan
06/30/16	2.484%	184,185	181,998
INEOS U.S. Finance LLC Term Loan (a)(b)
05/04/18	3.750%	1,931,219	1,904,665
Kronos Worldwide, Inc. Term Loan (a)(b)
02/18/20	4.750%	2,985,000	2,976,284
MacDermid, Inc. Tranche B 1st Lien Term Loan (a)(b)
06/07/20	4.000%	3,530,312	3,453,811
Minerals Technologies, Inc. Term Loan (a)(b)
05/07/21	4.000%	1,467,404	1,460,991
Nexeo Solutions LLC Tranche B-3 Term Loan (a)(b)
09/08/17	5.000%	2,446,463	2,418,940
Oxea Finance & Cy SCA (a)(b)
1st Lien Tranche B-2 Term Loan
01/15/20	4.250%	3,539,250	3,446,345
2nd Lien Term Loan
07/15/20	8.250%	1,400,000	1,354,500
PQ Corp. Term Loan (a)(b)
08/07/17	4.000%	3,340,500	3,302,218
Polymer Group, Inc. Term Loan (a)(b)
12/19/19	5.250%	2,160,716	2,160,716
Ravago Holdings America, Inc. Term Loan (a)(b)
12/20/20	5.500%	3,159,125	3,153,217
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.000%	4,205,031	4,160,374
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	5,873,436	5,829,385
Total			58,755,359

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery 1.0%
Doosan Infracore International, Inc. Tranche B Term Loan (a)(b)
05/28/21	4.500%	$1,645,875	$1,646,912
Douglas Dynamics LLC Term Loan (a)(b)
04/18/18	5.750%	3,504,440	3,486,918
Maxim Crane Works LP 2nd Lien Term Loan (a)(b)
11/26/18	10.250%	3,000,000	3,041,250
North American Lifting Holdings, Inc. 1st Lien Term Loan (a)(b)
11/27/20	5.500%	1,464,489	1,446,183
Total			9,621,263
Consumer Cyclical Services 2.4%
IG Investments Holdings LLC 1st Lien Tranche B Term Loan (a)(b)
10/31/19	5.250%	3,037,858	3,030,264
KAR Auction Services, Inc. Tranche B-2 Term Loan (a)(b)
03/11/21	3.500%	1,243,182	1,230,750
Monitronics International, Inc. Tranche B Term Loan (a)(b)
03/23/18	4.250%	2,023,242	2,010,597
Pre-Paid Legal Services, Inc. Term Loan (a)(b)
07/01/19	6.250%	1,185,484	1,182,022
Quikrete Holdings, Inc. 1st Lien Term Loan (a)(b)
09/28/20	4.000%	428,332	423,835
Quikrete Holdings,Inc 2nd Lien Term Loan (a)(b)
03/26/21	6.735%	2,000,000	2,020,000
ServiceMaster Co. LLC (The) Term Loan (a)(b)
07/01/21	4.250%	2,500,000	2,475,525
SourceHOV LLC Tranche B Term Loan (a)(b)
10/31/19	7.750%	3,050,000	2,967,406
Weight Watchers International, Inc. Tranche B-2 Term Loan (a)(b)
04/02/20	4.000%	5,988,813	4,566,469
West Corp. Tranche B-10 Term Loan (a)(b)
06/30/18	3.250%	3,774,363	3,716,162
Total			23,623,030

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products 2.0%
Affinion Group, Inc. Tranche B Term Loan (a)(b)
04/30/18	6.750%	$2,111,125	$2,040,761
Fender Musical Instruments Corp. Term Loan (a)(b)
04/03/19	5.750%	1,062,000	1,056,244
Herff Jones, Inc. Term Loan (a)(b)
06/25/19	5.500%	1,989,924	1,982,462
Jarden Corp. Tranche B-1 Term Loan (a)(b)
09/30/20	2.904%	945,250	941,705
NBTY, Inc. Tranche B-2 Term Loan (a)(b)
10/01/17	3.500%	2,890,464	2,825,949
Party City Holdings, Inc. Term Loan (a)(b)
07/27/19	4.000%	3,040,333	2,975,178
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	4.250%	2,687,056	2,659,514
Tempur-Pedic International, Inc. Tranche B Term Loan (a)(b)
03/18/20	3.500%	1,603,208	1,580,667
Visant Corp. Term Loan (a)(b)
09/23/21	7.000%	1,000,000	985,000
Waterpik, Inc. Term Loan (a)(b)
07/08/20	5.750%	2,970,000	2,945,884
Total			19,993,364
Diversified Manufacturing 4.2%
Accudyne Industries Borrower SCA/LLC Term Loan (a)(b)
12/13/19	4.000%	3,417,374	3,354,734
Allflex Holdings III, Inc. (a)(b)
1st Lien Term Loan
07/17/20	4.250%	1,499,800	1,466,370
2nd Lien Term Loan
07/19/21	8.000%	3,000,000	2,955,000
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	3,619,875	3,429,831
Carros Finance Luxembourg SARL Term Loan (a)(b)
09/30/21	4.500%	5,000,000	4,993,750
Crosby U.S. Acquisition Corp. (a)(b)
1st Lien Term Loan
11/23/20	4.000%	868,438	830,990

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
2nd Lien Term Loan
11/22/21	7.000%	$2,000,000	$1,895,000
Filtration Group Corp. (a)(b)
1st Lien Term Loan
11/20/20	4.500%	3,300,063	3,286,862
2nd Lien Term Loan
11/22/21	8.250%	1,000,000	995,000
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	4,900,500	4,828,365
Generac Power System, Inc. Tranche B Term Loan (a)(b)
05/29/20	3.250%	3,401,750	3,329,463
Husky Injection Molding Systems Ltd. 2nd Lien Term Loan (a)(b)
06/30/22	7.250%	2,000,000	1,955,000
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	6,317,999	6,224,809
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan (a)(b)
05/06/22	8.250%	2,600,000	2,535,000
Total			42,080,174
Electric 4.9%
Bayonne Energy Center LLC Tranche B Term Loan (a)(b)
08/19/21	4.500%	2,480,416	2,474,984
Calpine Construction Finance Co. LP Tranche B-1 Term Loan (a)(b)
05/03/20	3.000%	1,925,625	1,869,455
Calpine Corp. Term Loan (a)(b)
10/09/19	4.000%	4,937,028	4,889,435
Dynegy, Inc. Tranche B-2 Term Loan (a)(b)
04/23/20	4.000%	4,944,925	4,910,953
EFS Cogen Holdings I LLC Tranche B Term Loan (a)(b)
12/17/20	3.750%	1,405,743	1,390,814
EquiPower Resources Holdings LLC (a)(b)
1st Lien Tranche B Term Loan
12/21/18	4.250%	1,191,120	1,184,045
1st Lien Tranche C Term Loan
12/31/19	4.250%	2,295,949	2,282,311
Essential Power LLC Term Loan (a)(b)
08/08/19	4.750%	1,558,904	1,558,904
FREIF North American Power I LLC (a)(b)
Tranche B-1 Term Loan
03/29/19	4.750%	2,152,642	2,152,642

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
Tranche C-1 Term Loan
03/29/19	4.750%	$355,587	$355,587
La Frontera Generation LLC Term Loan (a)(b)
09/30/20	4.500%	835,638	829,371
Star West Generation LLC Tranche B Term Loan (a)(b)
03/13/20	4.250%	2,699,667	2,672,670
TPF Generation Holdings LLC Term Loan (a)(b)
12/31/17	4.750%	3,960,000	3,771,900
TPF II Power LLC Term Loan (a)(b)
10/02/21	5.500%	1,000,000	993,750
TerraForm Power Operating LLC Term Loan (a)(b)
07/23/19	4.750%	3,142,125	3,142,125
Texas Competitive Electric Holdings Co. LLC (a)(b)(d)
Term Loan
04/25/15	4.647%	6,497,531	4,698,560
Texas Competitive Electric Holdings Co. LLC (a)(b)(e)
Debtor in Possession Term Loan
05/05/16	3.500%	1,890,594	1,900,047
Viva Alamo LLC Term Loan (a)(b)
02/22/21	4.750%	4,079,500	4,003,009
Windsor Financing LLC Tranche B Term Loan (a)(b)
12/05/17	6.250%	3,698,541	3,717,033
Total			48,797,595
Environmental 1.6%
ADS Waste Holdings, Inc. Tranche B-2 Term Loan (a)(b)
10/09/19	3.750%	4,249,162	4,154,618
EWT Holdings III Corp. (a)(b)
1st Lien Term Loan
01/15/21	4.750%	2,481,250	2,456,438
2nd Lien Term Loan
01/15/22	8.500%	1,000,000	983,330
EnergySolutions LLC Term Loan (a)(b)
05/29/20	6.750%	3,042,375	3,053,784
STI Infrastructure SARL Term Loan (a)(b)
08/22/20	6.250%	2,697,750	2,660,656
WCA Waste Corp. Term Loan (a)(b)
03/23/18	4.000%	658,125	648,872

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Environmental (continued)
Waste Industries U.S.A., Inc. Tranche B Term Loan (a)(b)
03/17/17	4.000%	$1,694,813	$1,682,101
Total			15,639,799
Food and Beverage 3.9%
ARAMARK Corp. (a)(b)
3rd Letter of Credit
07/26/16	3.653%	66,004	65,262
Tranche E Term Loan
09/06/19	3.250%	1,042,750	1,027,484
Tranche F Term Loan
02/24/21	3.250%	815,237	802,755
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	4,470,375	4,448,023
Arysta LifeScience SPC LLC (a)(b)
1st Lien Term Loan
05/29/20	4.500%	518,437	516,005
2nd Lien Term Loan
11/30/20	8.250%	2,400,000	2,413,992
Big Heart Pet Brands Term Loan (a)(b)
03/09/20	3.500%	3,178,920	3,053,766
CSM Bakery Supplies LLC (a)(b)
1st Lien Term Loan
07/03/20	4.750%	3,258,765	3,227,546
2nd Lien Term Loan
07/05/21	8.500%	3,000,000	2,921,250
CTI Foods Holding Co. LLC 1st Lien Term Loan (a)(b)
06/29/20	4.500%	386,658	380,375
Del Monte Foods, Inc. 2nd Lien Term Loan (a)(b)
08/18/21	8.250%	2,000,000	1,780,000
Dole Food Co.,Inc. Tranche B Term Loan (a)(b)
11/01/18	4.501%	979,167	974,574
HJ Heinz Co. Tranche B-2 Term Loan (a)(b)
06/05/20	3.500%	4,789,375	4,758,340
JBS U.S.A. LLC Term Loan (a)(b)
09/18/20	3.750%	2,054,250	2,018,301
Performance Food Group, Inc. 2nd Lien Term Loan (a)(b)
11/14/19	6.250%	2,387,225	2,376,793
Pinnacle Foods Finance LLC (a)(b)
Tranche G Term Loan
04/29/20	3.250%	1,837,701	1,801,609
Tranche H Term Loan
04/29/20	3.250%	1,212,750	1,189,150

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
U.S. Foods, Inc. Term Loan (a)(b)
03/31/19	4.500%	$5,209,062	$5,189,529
Total			38,944,754
Gaming 4.7%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.250%	3,643,320	3,634,211
Amaya Holdings BV (a)(b)
1st Lien Tranche B Term Loan
08/01/21	5.000%	450,000	446,157
2nd Lien Tranche B Term Loan
08/01/22	8.000%	2,000,000	2,018,340
Aristocrat Leisure Ltd. Term Loan (a)(b)
10/20/21	4.750%	2,000,000	1,984,380
CCM Merger, Inc. Term Loan (a)(b)
08/06/21	4.500%	1,722,449	1,711,684
Cannery Casino Resorts LLC (a)(b)
1st Lien Term Loan
10/02/18	6.000%	1,032,647	969,211
2nd Lien Term Loan
10/02/19	10.000%	1,150,000	1,035,000
CityCenter Holdings LLC Tranche B Term Loan (a)(b)
10/16/20	4.250%	3,630,222	3,604,811
Las Vegas Sands LLC Tranche B Term Loan (a)(b)
12/19/20	3.250%	1,421,449	1,416,517
MGM Resorts International Tranche B Term Loan (a)(b)
12/20/19	3.500%	3,094,875	3,056,189
Marina District Finance Co., Inc. Term Loan (a)(b)
08/15/18	6.750%	2,847,237	2,838,353
Mohegan Tribal Gaming Authority Tranche B Term Loan (a)(b)
11/19/19	5.500%	3,573,000	3,465,810
Peppermill Casinos, Inc. Tranche B Term Loan (a)(b)
11/09/18	7.000%	2,284,231	2,304,218
Pinnacle Entertainment, Inc. Tranche B-2 Term Loan (a)(b)
08/13/20	3.750%	1,499,999	1,483,124
ROC Finance LLC Tranche B Term Loan (a)(b)
06/20/19	5.000%	3,019,500	2,886,461

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Scientific Games International, Inc. (a)(b)
Term Loan
10/18/20	4.250%	$4,888,062	$4,779,596
Tranche B2 Term Loan
10/01/21	6.000%	1,300,000	1,271,829
Shingle Springs Tribal Gaming Term Loan (a)(b)
08/29/19	6.250%	1,527,750	1,539,208
Stockbridge/SBE Holdings Tranche B Term Loan (a)(b)
05/02/17	13.000%	537,500	553,625
Twin River Management Group, Inc. Term Loan (a)(b)
07/10/20	5.250%	2,992,500	2,977,538
Yonkers Racing Corp. 1st Lien Term Loan (a)(b)
08/20/19	4.250%	3,375,664	3,012,780
Total			46,989,042
Health Care 5.7%
Alere, Inc. Tranche B Term Loan (a)(b)
06/30/17	4.250%	2,926,901	2,916,657
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/03/19	4.250%	3,014,980	2,969,755
AmSurg Corp. Term Loan (a)(b)
07/16/21	3.750%	3,142,125	3,116,862
Biomet, Inc. Tranche B-2 Term Loan (a)(b)
07/25/17	3.652%	3,679,059	3,667,360
CHS/Community Health Systems, Inc. (a)(b)
Tranche D Term Loan
01/27/21	4.250%	4,406,620	4,407,986
Tranche E Term Loan
01/25/17	3.485%	1,491,356	1,486,389
DaVita HealthCare Partners, Inc. Tranche B Term Loan (a)(b)
06/24/21	3.500%	2,892,750	2,866,397
Grifols Worldwide Operations Ltd. Tranche B Term Loan (a)(b)
02/27/21	3.154%	2,885,500	2,846,719
HCA, Inc. (a)(b)
Tranche B-4 Term Loan
05/01/18	2.982%	3,265,673	3,248,757
Tranche B-5 Term Loan
03/31/17	2.984%	5,940,000	5,915,884
IASIS Healthcare LLC Tranche B-2 Term Loan (a)(b)
05/03/18	4.500%	2,914,548	2,909,681

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
National Mentor Holdings, Inc. Tranche B Term Loan (a)(b)
01/31/21	4.750%	$1,268,625	$1,257,131
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	2,085,470	2,086,784
Ortho-Clinical Diagnostics Holdings SARL Term Loan (a)(b)
06/30/21	4.750%	3,591,000	3,551,499
PRA Holdings, Inc. Tranche B-1 Term Loan (a)(b)
09/23/20	4.500%	3,960,000	3,904,560
Quintiles Transnational Corp. Term B-3 Term Loan (a)(b)
06/08/18	3.750%	3,215,440	3,184,636
STHI Holding Corp. Term Loan (a)(b)
08/06/21	4.500%	1,275,000	1,267,031
Select Medical Corp. Tranche B-E Term Loan (a)(b)
06/01/18	3.750%	522,658	517,212
Skilled Healthcare Group, Inc. Term Loan (a)(b)
04/09/16	7.000%	234,456	234,162
Surgery Center Holdings, Inc. (a)(b)
2nd Lien Term Loan
07/23/21	8.500%	1,000,000	980,630
Term Loan
07/24/20	5.250%	2,000,000	1,996,260
Surgical Care Affiliates LLC Tranche C Term Loan (a)(b)
06/29/18	4.250%	1,357,812	1,340,840
Total			56,673,192
Independent Energy 1.2%
American Energy-Marcellus LLC (a)(b)
1st Lien Term Loan
08/04/20	5.250%	1,375,000	1,337,188
2nd Lien Term Loan
08/04/21	8.500%	2,000,000	1,905,000
MEG Energy Corp. Term Loan (a)(b)
03/31/20	3.750%	1,980,497	1,944,848
Samson Investment Co. 2nd Lien Tranche 1 Term Loan (a)(b)
09/25/18	5.000%	3,525,000	3,244,903

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy (continued)
Templar Energy LLC 2nd Lien Term Loan (a)(b)
11/25/20	8.500%	$4,250,000	$3,829,250
Total			12,261,189
Leisure 2.9%
24 Hour Fitness Worldwide, Inc. Term Loan (a)(b)
05/28/21	4.750%	4,438,875	4,427,778
AMC Entertainment, Inc. Term Loan (a)(b)
04/30/20	3.500%	2,339,375	2,306,624
Activision Blizzard, Inc. Term Loan (a)(b)
10/12/20	3.250%	2,012,812	2,011,866
Delta 2 SARL Tranche B3 Term Loan (a)(b)
07/30/21	4.750%	3,470,656	3,441,746
Fitness International LLC Tranche B Term Loan (a)(b)
07/01/20	5.500%	1,995,000	1,977,125
Lions Gate Entertainment Term Loan (a)(b)
07/19/20	5.000%	3,000,000	3,007,500
Live Nation Entertainment, Inc. Tranche B-1 Term Loan (a)(b)
08/17/20	3.500%	1,969,610	1,959,762
Merlin Entertainments Group 2 SARL Tranche B1 Term Loan (a)(b)
07/03/19	3.405%	1,137,427	1,127,952
Six Flags Theme Parks, Inc. Tranche B Term Loan (a)(b)
12/20/18	3.501%	2,728,104	2,705,078
Steinway Musical Instruments, Inc. 1st Lien Term Loan (a)(b)
09/19/19	4.750%	1,790,955	1,787,964
Zuffa LLC Term Loan (a)(b)
02/25/20	3.750%	4,617,772	4,498,495
Total			29,251,890
Life Insurance 0.2%
AssuredPartners Capital, Inc. 2nd Lien Term Loan (a)(b)
04/02/22	7.750%	2,000,000	1,957,500

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Lodging 0.9%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (a)(b)
12/28/20	6.250%	$3,000,000	$3,007,500
Hilton Worldwide Finance LLC Term Loan (a)(b)
10/26/20	3.500%	3,421,053	3,385,132
Seven Sea Cruises S. DE R.L. Tranche B-2 Term Loan (a)(b)
12/21/18	3.750%	2,456,437	2,450,296
Total			8,842,928
Media and Entertainment 6.3%
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
03/31/20	7.000%	2,189,000	2,190,094
Clear Channel Communications, Inc. Tranche D Term Loan (a)(b)
01/30/19	6.992%	7,958,970	7,502,603
Cumulus Media Holdings, Inc. Term Loan (a)(b)
12/23/20	4.250%	6,247,576	6,174,666
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	3,094,875	2,918,869
Granite Broadcasting 1st Lien Tranche B Term Loan (a)(b)
05/23/18	6.750%	1,369,562	1,358,153
Gray Television, Inc. Term Loan (a)(b)
06/13/21	3.750%	1,995,000	1,967,090
HIBU Connect SA, Sociedad Unipersonal Term Loan (a)(b)(f)(g)
03/01/19	0.000%	20,704	—
Hubbard Radio LLC Tranche 1 Term Loan (a)(b)
04/29/19	4.500%	2,480,082	2,462,523
Ion Media Networks, Inc. Term Loan (a)(b)
12/18/20	5.000%	4,391,812	4,380,833
LIN Television Corp. Tranche B Term Loan (a)(b)
12/21/18	4.000%	571,238	567,428
Learfield Communications, Inc. 2nd Lien Term Loan (a)(b)
10/08/21	8.750%	2,000,000	1,990,000
Lodgenet Interactive Corp. Term Loan (a)(b)
03/28/18	6.750%	421,605	208,167

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
Media General, Inc. Tranche B Term Loan (a)(b)
07/31/20	4.250%	$3,831,975	$3,800,860
National CineMedia LLC Term Loan (a)(b)
11/26/19	2.910%	1,950,000	1,873,950
R.H. Donnelly, Inc. Term Loan (a)(b)
12/31/16	9.750%	335,604	235,930
Radio One, Inc. Term Loan (a)(b)
03/31/16	7.500%	4,630,758	4,619,181
RentPath, Inc. Tranche B Term Loan (a)(b)
05/29/20	6.000%	4,298,100	4,287,355
Salem Communications Corp. Term Loan (a)(b)
03/13/20	4.500%	1,349,000	1,327,079
Sinclair Television Group, Inc. Tranche B Term Loan (a)(b)
04/09/20	3.000%	2,043,915	1,990,773
SuperMedia, Inc. Term Loan (a)(b)
12/30/16	11.600%	147,134	117,462
Tribune Co. Term Loan (a)(b)
12/27/20	4.000%	6,547,007	6,487,691
Univision Communications, Inc. Term Loan (a)(b)
03/01/20	4.000%	6,483,781	6,412,200
YH Ltd. (a)(b)
Tranche A2 Term Loan
03/01/19	5.233%	237,739	259,729
YH Ltd. (a)(b)(f)(g)
Tranche B2 Term Loan PIK
03/01/24	0.000%	503,254	—
Total			63,132,636
Metals 2.3%
Alpha Natural Resources, Inc. Tranche B Term Loan (a)(b)
05/22/20	3.500%	2,191,625	1,870,179
Arch Coal, Inc. Term Loan (a)(b)
05/16/18	6.250%	4,957,002	4,369,250
Essar Steel Algoma, Inc. Term Loan (a)(b)
11/15/14	12.250%	4,058,023	4,055,507

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals (continued)
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
06/30/19	3.750%	$5,593,939	$5,452,189
Fairmount Minerals Ltd. Tranche B-2 Term Loan (a)(b)
09/05/19	4.500%	3,663,000	3,646,517
Foresight Energy LLC Term Loan (a)(b)
08/21/20	5.500%	1,109,500	1,110,421
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (a)(b)
02/28/19	5.750%	935,606	908,707
Novelis, Inc. Term Loan (a)(b)
03/10/17	3.750%	1,818,556	1,798,098
Total			23,210,868
Midstream 0.2%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (a)(b)
04/04/18	6.250%	1,441	1,358
Southcross Energy Partner Term Loan (a)(b)
08/04/21	5.250%	1,820,437	1,824,989
Total			1,826,347
Oil Field Services 0.5%
Drillships Ocean Ventures, Inc. Term Loan (a)(b)
07/25/21	5.500%	1,645,875	1,576,748
Fieldwood Energy LLC 2nd Lien Term Loan (a)(b)
09/30/20	8.375%	492,611	473,217
McJunkin Red Man Corp. Term Loan (a)(b)
11/08/19	5.000%	3,118,500	3,122,398
Total			5,172,363
Other Financial Institutions 0.9%
ARG IH Corp. Term Loan (a)(b)
11/15/20	5.000%	2,977,500	2,970,056
AlixPartners LLP 1st Lien Tranche B-2 Term Loan (a)(b)
07/10/20	4.000%	2,766,483	2,722,689

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Financial Institutions (continued)
Moneygram International, Inc. Term Loan (a)(b)
03/27/20	4.250%	$944,953	$913,458
Vantiv LLC Tranche B Term Loan (a)(b)
06/14/21	3.750%	2,518,687	2,497,430
Total			9,103,633
Other Industry 1.6%
AECOM Technology Corp. Tranche B Term Loan (a)(b)
10/15/21	3.750%	687,792	687,180
ATI Acquisition Co. (a)(b)(d)(f)(g)(h)
Term Loan
12/30/15	0.000%	586,404	—
Tranche B Term Loan
12/30/14	0.000%	1,103,726	—
Alliance Laundry Systems LLC 1st Lien Term Loan (a)(b)
12/10/18	4.250%	1,916,480	1,893,329
Harland Clarke Holdings Corp. (a)(b)
Tranche B-3 Term Loan
05/22/18	7.000%	1,332,031	1,344,246
Tranche B-4 Term Loan
08/04/19	6.000%	981,250	983,291
Hillman Group, Inc. (The) Term Loan (a)(b)
06/30/21	4.500%	2,518,687	2,495,591
Sensus U.S.A., Inc. (a)(b)
1st Lien Term Loan
05/09/17	4.750%	3,892,540	3,775,764
2nd Lien Term Loan
05/09/18	8.500%	2,925,000	2,851,875
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	2,111,320	2,113,959
Total			16,145,235
Other REIT 0.1%
DTZ US Borrower LLC 2nd Lien Term Loan (a)(b)
11/05/22	9.250%	1,000,000	1,002,500
Other Utility 0.4%
Sandy Creek Energy Associates LP Term Loan (a)(b)
11/09/20	5.000%	3,662,140	3,640,790

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging 3.4%
Ardagh Holdings USA, Inc. Term Loan (a)(b)
12/17/19	4.000%	$1,666,625	$1,648,575
BWAY Intermediate Co., Inc. Term Loan (a)(b)
08/14/20	5.500%	2,543,625	2,553,164
Berry Plastics Corp. Tranche E Term Loan (a)(b)
01/06/21	3.750%	3,366,201	3,304,667
CD&R Millennium Holdco 6 SARL 2nd Lien Term Loan (a)(b)
07/31/22	8.250%	2,000,000	1,960,000
Consolidated Container Co. LLC Term Loan (a)(b)
07/03/19	5.000%	2,450,000	2,417,856
Crown Americas LLC Tranche B Term Loan (a)(b)(c)
10/22/21	4.000%	1,475,000	1,474,085
Devix Topco SA 1st Lien Tranche B Term Loan (a)(b)
05/03/21	4.250%	2,992,500	2,962,575
Hilex Poly Holdings, Inc. Term Loan (a)(b)
06/30/21	5.000%	2,500,000	2,464,850
Packaging Coordinators, Inc. First Lien Tranche B Term Loan (a)(b)
08/01/21	5.250%	975,000	967,688
Prescrix, Inc. 2nd Lien Term Loan (a)(b)
05/02/22	8.000%	1,000,000	990,000
Printpack Holdings, Inc. (a)(b)
1st Lien Term Loan
05/29/20	6.000%	1,197,000	1,192,511
2nd Lien Term Loan
05/28/21	9.750%	1,000,000	995,000
Ranpak Corp. 1st Lien Term Loan (a)(b)
10/01/21	4.750%	1,000,000	993,750
Reynolds Group Holdings, Inc. Term Loan (a)(b)
11/30/18	4.000%	6,643,500	6,601,978
Signode Industrial Group SA Tranche B Term Loan (a)(b)
05/01/21	4.000%	2,857,037	2,801,696
Total			33,328,395

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Paper 0.3%
Caraustar Industries, Inc. Term Loan (a)(b)
05/01/19	7.500%	$3,219,704	$3,230,780
Pharmaceuticals 2.6%
Akorn, Inc. Term Loan (a)(b)
04/16/21	4.500%	1,825,000	1,817,025
Atrium Innovations, Inc. (a)(b)
1st Lien Tranche B-1 Term Loan
02/15/21	4.250%	1,616,875	1,523,905
2nd Lien Term Loan
08/13/21	7.750%	1,000,000	940,000
Catalent Pharma Solutions, Inc. Term Loan (a)(b)
05/20/21	4.500%	1,604,482	1,601,145
Par Pharmaceutical Companies, Inc. Tranche B-2 Term Loan (a)(b)
09/30/19	4.000%	4,633,804	4,560,451
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	4.000%	5,352,336	5,309,945
RPI Finance Trust Tranche B-2 Term Loan (a)(b)
05/09/18	3.250%	3,045,617	3,029,445
Salix Pharmaceuticals Ltd. Term Loan (a)(b)
01/02/20	4.250%	2,165,625	2,163,697
Valeant Pharmaceuticals International, Inc. (a)(b)
Tranche B-C2 Term Loan
12/11/19	3.750%	1,705,587	1,690,663
Tranche B-D2 Term Loan
02/13/19	3.750%	1,231,647	1,220,870
Tranche B-E1 Term Loan
08/05/20	3.750%	2,388,590	2,369,027
Total			26,226,173
Property & Casualty 1.2%
Alliant Holdings I LLC Term Loan (a)(b)
12/20/19	4.250%	3,765,649	3,742,114
Asurion LLC (a)(b)
2nd Lien Term Loan
03/03/21	8.500%	1,500,000	1,522,875
Tranche B-1 Term Loan
05/24/19	5.000%	1,912,005	1,912,540
Hub International Ltd. Term Loan (a)(b)
10/02/20	4.250%	4,504,614	4,442,675
Total			11,620,204

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Refining 0.3%
Seadrill Operating LP Term Loan (a)(b)
02/21/21	4.000%	$3,227,304	$3,045,316
Restaurants 1.1%
Burger King Corp. Tranche B Term Loan (a)(b)
10/27/21	4.500%	3,000,000	2,996,940
Dunkin’ Brands, Inc. Tranche B-4 Term Loan (a)(b)
02/05/21	3.250%	2,836,119	2,783,822
El Pollo Loco, Inc. 1st Lien Term Loan (a)(b)
10/11/18	5.250%	1,985,000	1,985,000
OSI Restaurant Partners LLC Term Loan (a)(b)
10/28/19	3.500%	388,125	383,273
Wendy’s International, Inc. Tranche B Term Loan (a)(b)
05/15/19	3.250%	2,947,576	2,923,405
Total			11,072,440
Retailers 6.6%
Academy Ltd. Term Loan (a)(b)
08/03/18	4.500%	3,467,056	3,448,993
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (a)(b)
09/26/19	4.500%	2,102,328	2,079,434
Bass Pro Group LLC Term Loan (a)(b)
11/20/19	3.750%	2,168,983	2,141,328
Blue Buffalo Company Ltd. Tranche B-3 Term Loan (a)(b)
08/08/19	4.000%	1,666,202	1,649,540
Burlington Coat Factory Warehouse Corp. Tranche B-3 Term Loan (a)(b)
08/13/21	4.250%	1,521,187	1,510,539
David’s Bridal, Inc. Term Loan (a)(b)
10/11/19	5.000%	4,571,857	4,444,211
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/04/19	3.250%	5,374,178	5,237,567
Gymboree Corp. (The) Term Loan (a)(b)
02/23/18	5.000%	1,000,000	623,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Hudson’s Bay Co. 1st Lien Term Loan (a)(b)
11/04/20	4.750%	$5,526,875	$5,527,593
J. Crew Group, Inc. Term Loan (a)(b)
03/05/21	4.000%	3,227,096	3,113,147
J.C. Penney Corp., Inc. Term Loan (a)(b)
05/22/18	6.000%	5,925,000	5,846,020
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)
03/16/18	4.000%	1,415,234	1,358,624
Leslie’s Poolmart, Inc. Tranche B Term Loan (a)(b)
10/16/19	4.250%	2,722,227	2,670,042
Men’s Wearhouse, Inc. (The) Tranche B Term Loan (a)(b)
06/18/21	4.500%	1,970,062	1,967,600
Michaels Stores, Inc. Tranche B Term Loan (a)(b)
01/28/20	3.750%	3,693,750	3,625,083
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
10/25/20	4.250%	5,217,386	5,145,647
Pantry, Inc. (The) Term Loan (a)(b)
08/03/19	4.750%	2,158,406	2,169,198
Pep Boys-Manny, Moe & Jack (The) Term Loan (a)(b)
10/11/18	4.250%	3,424,062	3,402,661
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.000%	1,377,624	1,364,591
Pilot Travel Centers LLC Tranche B Term Loan (a)(b)
10/01/21	4.250%	2,500,000	2,499,475
Rite Aid Corp. (a)(b)
2nd Lien Tranche 1 Term Loan
08/21/20	5.750%	1,950,000	1,959,750
Tranche 2 Term Loan
06/21/21	4.875%	1,900,000	1,895,250
Sports Authority, Inc. (The) Tranche B Term Loan (a)(b)
11/16/17	7.500%	1,863,367	1,751,565
Total			65,430,858
Supermarkets 0.8%
Albertson’s LLC (a)(b)
Tranche B-2 Term Loan
03/21/19	4.750%	2,807,409	2,800,391

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Supermarkets (continued)
Tranche B4 Term Loan
08/25/21	4.500%	$1,150,000	$1,150,207
08/25/21	5.500%	175,000	175,032
Crossmark Holdings, Inc. 1st Lien Term Loan (a)(b)
12/20/19	4.500%	2,390,339	2,326,110
Sprouts Farmers Markets Holdings LLC Term Loan (a)(b)
04/23/20	4.000%	1,278,259	1,268,672
Total			7,720,412
Technology 8.9%
Applied Systems, Inc. (a)(b)
1st Lien Term Loan
01/25/21	4.250%	1,985,000	1,962,669
2nd Lien Term Loan
01/24/22	7.500%	1,000,000	992,920
Attachmate Group, Inc. (The) 1st Lien Term Loan (a)(b)
11/22/17	7.250%	1,536,318	1,534,721
Avago Technologies Ltd. Term Loan (a)(b)
05/06/21	3.750%	1,990,000	1,982,796
Avaya, Inc. (a)(b)
Tranche B-3 Term Loan
10/26/17	4.735%	988,360	955,823
Tranche B-6 Term Loan
03/31/18	6.500%	2,967,970	2,941,258
BMC Software, Inc. Term Loan (a)(b)
09/10/20	5.000%	3,568,588	3,527,335
Blue Coat Systems, Inc. Term Loan (a)(b)
05/31/19	4.000%	2,789,695	2,732,729
CDW LLC Term Loan (a)(b)
04/29/20	3.250%	4,487,939	4,384,537
Dealer Computer Services, Inc. Tranche A Term Loan (a)(b)
04/21/16	2.154%	100,668	100,416
Dell International LLC (a)(b)
Tranche B Term Loan
04/29/20	4.500%	6,066,057	6,071,334
Tranche C Term Loan
10/29/18	3.750%	922,500	914,742
EVERTEC Group LLC Tranche B Term Loan (a)(b)
04/17/20	3.500%	1,629,375	1,599,509
First Data Corp. (a)(b)
Term Loan
03/24/17	3.653%	2,200,000	2,182,950
03/23/18	3.653%	3,393,261	3,359,328

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Freescale Semiconductor, Inc. Tranche B-4 Term Loan (a)(b)
02/28/20	4.250%	$3,228,393	$3,181,129
Go Daddy Operating Co. LLC Term Loan (a)(b)
05/13/21	4.750%	4,723,988	4,707,454
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
02/08/20	4.000%	1,238,286	1,205,471
IPC Systems, Inc. 1st Lien Term Loan (a)(b)
11/08/20	6.000%	2,468,812	2,464,196
Infogroup, Inc. Tranche B Term Loan (a)(b)
05/26/18	7.500%	3,502,175	3,195,735
Infor US, Inc. Tranche B-5 Term Loan (a)(b)
06/03/20	3.750%	4,769,766	4,701,797
Information Resources, Inc. Term Loan (a)(b)
09/30/20	4.750%	3,341,250	3,341,250
Micro Focus US, Inc. Tranche B Term Loan (a)(b)
10/07/21	5.250%	2,500,000	2,408,850
Microsemi Corp. Term Loan (a)(b)
02/19/20	3.250%	3,004,896	2,959,191
OpenLink International, Inc. Term Loan (a)(b)
10/30/17	6.250%	906,013	906,013
RP Crown Parent LLC (a)(b)
1st Lien Term Loan
12/21/18	6.000%	3,856,607	3,730,650
2nd Lien Term Loan
12/21/19	11.250%	2,000,000	1,867,000
Regit Eins GmbH 1st Lien Term Loan (a)(b)
01/08/21	6.000%	2,000,000	1,954,160
Rovi Solutions Corp./Guides, Inc. Tranche B Term Loan (a)(b)
07/02/21	3.750%	2,693,250	2,617,516
SCS Holdings I, Inc. Term Loan (a)(b)
12/07/18	7.000%	827,115	827,115
Sensata Technologies BV/Finance Co. LLC Term Loan (a)(b)
05/12/19	3.250%	1,606,348	1,597,979
Spansion LLC Term Loan (a)(b)
12/19/19	3.750%	1,623,310	1,593,555

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Syniverse Holdings, Inc. (a)(b)
Term Loan
04/23/19	4.000%	$1,015,635	$997,862
Tranche B Term Loan
04/23/19	4.000%	1,939,043	1,901,484
TransUnion LLC Term Loan (a)(b)
04/09/21	4.000%	3,507,375	3,461,358
Verint Systems, Inc. Tranche B Term Loan (a)(b)
09/06/19	3.500%	1,281,292	1,271,042
Zebra Technologies Corp. Tranche B Term Loan (a)(b)
09/30/21	4.750%	2,000,000	2,012,500
Total			88,146,374
Transportation Services 0.9%
Avis Budget Car Rental LLC Tranche B Term Loan (a)(b)
03/15/19	3.000%	3,905,591	3,851,889
Commercial Barge Line Co. 1st Lien Term Loan (a)(b)
09/22/19	7.500%	1,329,750	1,327,263
Hertz Corp. (The) (a)(b)
Letter of Credit
03/11/18	3.750%	2,825,000	2,803,813
Tranche B-2 Term Loan
03/11/18	3.000%	477,812	465,570
Total			8,448,535
Wireless 1.1%
Arris Enterprises, Inc. Tranche B Term Loan (a)(b)
04/17/20	3.250%	1,005,229	998,947
Crown Castle Operating Co. Tranche B-2 Term Loan (a)(b)
01/31/21	3.000%	5,925,175	5,873,330
Telesat Canada Tranche B-2 Term Loan (a)(b)
03/28/19	3.500%	4,027,924	3,982,609
Total			10,854,886
Wirelines 1.6%
Alaska Communications Systems Holdings, Inc. Term Loan (a)(b)
10/21/16	6.250%	802,593	794,904
Integra Telecom Holdings, Inc. (a)(b)
2nd Lien Term Loan
02/21/20	9.750%	2,000,000	1,965,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines (continued)
Tranche B Term Loan
02/22/19	5.250%	$1,674,500	$1,667,383
Level 3 Financing, Inc. (a)(b)
Tranche B Term Loan
01/15/20	4.000%	3,000,000	2,985,000
Tranche B-3 Term Loan
08/01/19	4.000%	2,000,000	1,986,660
Southwire Co. LLC Term Loan (a)(b)
02/10/21	3.250%	1,616,875	1,570,390
Windstream Corp. Tranche B-5 Term Loan (a)(b)
08/26/19	3.500%	1,568,150	1,554,429
Zayo Group LLC Term Loan (a)(b)
07/02/19	4.000%	3,062,714	3,033,526
Total			15,557,292

Total Senior Loans (Cost: $926,432,470)			$911,444,352

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 3.4%
Automotive 0.3%
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	$3,131,000	$3,354,084
Brokerage/Asset Managers/Exchanges 0.1%
Nuveen Investments, Inc. Senior Unsecured (i)
10/15/17	9.125%	1,000,000	1,068,300
Chemicals 0.1%
INEOS Group Holdings SA (i)
08/15/18	6.125%	1,000,000	1,008,750
Consumer Products 0.3%
Alphabet Holding Co., Inc. Senior Unsecured PIK
11/01/17	7.750%	3,181,000	3,085,570
Food and Beverage 0.4%
Dole Food Co, Inc. Senior Secured (i)
05/01/19	7.250%	2,000,000	2,015,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
HJ Heinz Co. Secured
10/15/20	4.250%	$1,535,000	$1,550,043
Total			3,565,043
Gaming 0.4%
Seneca Gaming Corp. (i)
12/01/18	8.250%	2,595,000	2,711,775
Tunica-Biloxi Gaming Authority Senior Unsecured (d)(i)
11/15/15	9.000%	2,105,000	1,247,213
Total			3,958,988
Health Care 0.5%
HCA, Inc.
10/01/18	8.000%	960,000	1,101,600
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	3,000,000	3,165,000
Physio-Control International, Inc. Senior Secured (i)
01/15/19	9.875%	661,000	712,227
Total			4,978,827
Leisure 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	1,000,000	1,110,000
Media and Entertainment 0.3%
Radio One, Inc. (i)
02/15/20	9.250%	3,000,000	2,970,000
Other Industry 0.4%
General Cable Corp. (a)
04/01/15	2.610%	1,000,000	995,000
WireCo WorldGroup, Inc.
05/15/17	9.500%	2,760,000	2,815,200
Total			3,810,200
Packaging 0.2%
Reynolds Group Issuer, Inc./LLC
05/15/18	8.500%	2,000,000	2,072,500
Retailers 0.3%
Jo-Ann Stores LLC Senior Unsecured (i)
03/15/19	8.125%	3,000,000	2,880,000
Total Corporate Bonds & Notes (Cost: $34,366,265)			$33,862,262

Issuer	Shares	Value

Common Stocks 2.3%
CONSUMER DISCRETIONARY 1.1%
Auto Components 0.1%
Delphi Automotive PLC	11,178	$771,058
Automobiles —%
Dayco/Mark IV	2,545	103,073
Hotels, Restaurants & Leisure —%
Buffets Restaurants Holdings, Inc.	1,071	3,213
Household Durables —%
Rhodes Companies LLC (The)	109,053	27,263
Media 1.0%
Cengage Learning, Inc. (j)	77,986	2,193,356
Cumulus Media, Inc. Class A (j)	44,666	172,411
Dex Media, Inc. (j)	494	3,847
HMH Publishers LLC (j)	18,619	395,654
Media News Group (j)	10,513	473,085
MGM Holdings II, Inc. (j)	68,207	5,068,667
Reader’s Digest Association, Inc. (j)	26,729	1,406
Star Tribune Co. (The) (j)	1,098	34,038
Tribune Media Co. (j)	29,872	2,002,171
Tribune Publishing Co. (j)	7,468	142,340
Total		10,486,975
TOTAL CONSUMER DISCRETIONARY		11,391,582

INFORMATION TECHNOLOGY 0.1%
IT Services 0.1%
Advanstar Communications, Inc. (j)	41,649	957,927
Software —%
Physical Eagle Topco Ltd. (f)(g)(h)(j)	194,303	—
TOTAL INFORMATION TECHNOLOGY		957,927

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.1%
Chemicals 1.0%
LyondellBasell Industries NV, Class A	106,857	$9,791,307
Metals & Mining 0.1%
Aleris International, Inc. (j)	16,833	664,903
TOTAL MATERIALS		10,456,210

TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (j)	15,044	404,684
TOTAL TELECOMMUNICATION SERVICES		404,684
Total Common Stocks (Cost: $14,148,281)		$23,210,403

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
Star Tribune Co. (The) (h)(j)	3,481	$107,911
Total Warrants (Cost: $1,779,696)		$107,911

	Shares	Value

Fixed-Income Funds 0.5%
Floating Rate —%
Nuveen Floating Rate Income Fund	35,589	$395,394
High Yield 0.3%
Blackstone/GSO Strategic Credit Fund	146,297	2,415,363
Multisector 0.2%
Invesco Dynamic Credit Opportunities Fund	164,192	1,971,946
Total Fixed-Income Funds (Cost: $5,181,831)		$4,782,703

	Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.092% (k)(l)	19,831,772	$19,831,772
Total Money Market Funds (Cost: $19,831,772)		$19,831,772
Total Investments(m) (Cost: $1,001,740,315)		$993,239,403(n)
Other Assets & Liabilities, Net		2,370,969
Net Assets		$995,610,372

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2014, the value of these securities amounted to $5,945,773, which represents 0.60% of net assets.

(e)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(f)	Negligible market value.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2014, the value of these securities amounted to $0.
(h)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2014 was $107,911, which represents 0.01% of net assets. Information concerning such security holdings at October 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co.
Term Loan
12/30/15 0.000%	12-23-2009 - 07-13-2012	497,832
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 0.000%	12-23-2009 - 10-13-2014	751,053
Physical Eagle Topco Ltd.	03-06-2014	—
Star Tribune Co. (The)	03-09-2007 - 12-02-2011	1,779,696

(i)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $14,613,265 or 1.47% of net assets.

(j)	Non-income producing.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,840,768	76,155,623	(82,164,619)	19,831,772	5,015	19,831,772

(m)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $1,001,740,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,314,000
Unrealized Depreciation	(23,815,000)
Net Unrealized Depreciation	$(8,501,000)

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Senior Loans
Chemicals	—	50,841,594	7,913,765	58,755,359
Construction Machinery	—	6,134,345	3,486,918	9,621,263
Diversified Manufacturing	—	36,215,711	5,864,463	42,080,174
Electric	—	38,340,758	10,456,837	48,797,595
Environmental	—	13,183,362	2,456,437	15,639,799
Food and Beverage	—	36,546,078	2,398,676	38,944,754
Gaming	—	41,883,429	5,105,613	46,989,042
Leisure	—	26,244,390	3,007,500	29,251,890
Lodging	—	5,835,428	3,007,500	8,842,928
Media and Entertainment	—	52,266,281	10,866,355	63,132,636
Other Industry	—	7,403,637	8,741,598	16,145,235
Restaurants	—	9,087,440	1,985,000	11,072,440
Retailers	—	63,679,293	1,751,565	65,430,858
Technology	—	87,319,258	827,116	88,146,374
Transportation Services	—	5,644,723	2,803,812	8,448,535
All Other Industries	—	360,145,470	—	360,145,470
Total Senior Loans	—	840,771,197	70,673,155	911,444,352
Bonds
Corporate Bonds & Notes	—	33,862,262	—	33,862,262
Total Bonds	—	33,862,262	—	33,862,262
Equity Securities
Common Stocks
Consumer Discretionary	3,091,828	7,366,501	933,253	11,391,582
Information Technology	—	—	957,927	957,927
Materials	9,791,306	—	664,904	10,456,210
Telecommunication Services	404,684	—	—	404,684
Warrants
Consumer Discretionary	—	—	107,911	107,911
Total Equity Securities	13,287,818	7,366,501	2,663,995	23,318,314
Mutual Funds
Fixed-Income Funds	4,782,703	—	—	4,782,703
Money Market Funds	19,831,772	—	—	19,831,772
Total Mutual Funds	24,614,475	—	—	24,614,475
Total	37,902,293	881,999,960	73,337,150	993,239,403

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Senior Loans	Common Stocks	Warrant	Total ($)
Balance as of July 31, 2014	58,205,620	2,002,338	217,563	60,425,521
Accrued discounts/premiums	13,595	—	—	13,595
Realized gain (loss)	242,221	(109,693)	—	132,528
Change in unrealized appreciation (depreciation)(a)	(1,133,752)	663,439	(109,652)	(579,965)
Sales	(12,737,427)	—	—	(12,737,427)
Purchases	1,064,872	—	—	1,064,872
Transfers into Level 3	36,439,985	—	—	36,439,985
Transfers out of Level 3	(11,421,959)	—	—	(11,421,959)
Balance as of October 31, 2014	70,673,155	2,556,084	107,911	73,337,150

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2014 was $(476,674), which is comprised of Senior Loans of $(1,030,461) Common Stocks of $663,439 and Warrants of $(109,652).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, common stock and warrants classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Opportunities Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 59.6%
AUSTRALIA 0.6%
Australia and New Zealand Banking Group Ltd.	59,464	$1,759,574
Macquarie Group Ltd.	31,482	1,701,413
National Australia Bank Ltd.	33,091	1,023,695
Total		4,484,682
BELGIUM 0.2%
KBC Groep NV (a)	31,042	1,662,987
BRAZIL 0.6%
AmBev SA, ADR	124,805	833,697
BB Seguridade Participacoes SA	42,200	563,030
Estacio Participacoes SA	22,100	255,971
Hypermarcas SA (a)	60,400	421,940
Itaú Unibanco Holding SA, ADR	69,252	1,022,159
Mills Estruturas e Servicos de Engenharia SA	21,670	141,237
Qualicorp SA (a)	37,100	377,303
Ultrapar Participacoes SA	33,600	732,911
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,700	412,586
Total		4,760,834
CANADA 0.6%
Bank of Montreal	42,000	3,049,200
Jaguar Mining, Inc. (a)	53,836	33,437
Suncor Energy, Inc.	45,799	1,626,260
Total		4,708,897
CHINA 1.7%
Alibaba Group Holding Ltd., ADR (a)	1,557	153,520
Anhui Conch Cement Co., Ltd., Class H	85,500	280,001
Baidu, Inc., ADR (a)	8,833	2,109,055
China Animal Healthcare Ltd.	177,000	146,114
China Mobile Ltd., ADR	11,078	687,833
China Pacific Insurance Group Co., Ltd., Class H	90,800	339,788
China Petroleum & Chemical Corp., Class H	440,600	382,094
Chongqing Changan Automobile Co., Ltd., Class B	374,961	828,660
ENN Energy Holdings Ltd.	48,530	314,882
GCL-Poly Energy Holdings Ltd. (a)	1,328,000	447,566
iDreamsky Technology Ltd., ADR (a)	10,402	169,657
Industrial & Commercial Bank of China Ltd., Class H	1,275,020	846,562
Luye Pharma Group Ltd. (a)	348,000	502,279
Pax Global Technology Ltd. (a)	259,000	278,179

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Qihoo 360 Technology Co., Ltd., ADR (a)	6,456	$471,159
Sinotrans Ltd.	1,411,000	1,119,636
Tencent Holdings Ltd.	91,400	1,469,006
Vipshop Holdings Ltd., ADS (a)	3,807	872,907
WH Group Ltd. (a)	347,000	226,854
WuXi PharmaTech (Cayman), Inc. ADR (a)	32,279	1,216,918
Zhuzhou CSR Times Electric Co., Ltd., Class H (b)	70,000	311,316
Total		13,173,986
DENMARK 0.1%
Pandora A/S	12,637	1,063,810
FRANCE 1.6%
AXA SA	136,969	3,159,942
Casino Guichard Perrachon SA	19,729	2,021,880
CNP Assurances	90,458	1,690,160
Publicis Groupe SA	19,370	1,341,597
Sanofi	22,092	2,039,247
Total SA	35,560	2,113,131
Total		12,365,957
GERMANY 1.7%
Allianz SE, Registered Shares	19,375	3,076,248
BASF SE	23,041	2,028,098
Continental AG	9,806	1,924,976
Duerr AG	24,079	1,685,855
Freenet AG	101,481	2,655,965
Jenoptik AG	79,405	907,200
Siemens AG, Registered Shares	7,653	862,269
Total		13,140,611
GREECE 0.1%
National Bank of Greece SA (a)	191,701	461,242
HONG KONG 0.3%
Galaxy Entertainment Group Ltd.	42,000	287,192
K Wah International Holdings Ltd.	1,620,000	1,016,146
Melco Crown Entertainment Ltd., ADR	16,685	452,831
Sands China Ltd.	104,800	653,649
Total		2,409,818
INDIA 1.0%
DEN Networks Ltd. (a)	56,404	151,696
Dish TV India Ltd. (a)	273,867	256,527

Issuer	Shares	Value

Common Stocks (continued)
INDIA (CONTINUED)
Eicher Motors Ltd.	2,318	$481,508
Glenmark Pharmaceuticals Ltd.	18,613	217,919
HCL Technologies Ltd.	23,926	627,539
ICICI Bank Ltd., ADR	35,829	2,019,322
ITC Ltd.	48,063	277,918
Just Dial Ltd.	17,851	436,408
Larsen & Toubro Ltd.	9,963	268,517
Lupin Ltd.	10,806	240,824
Motherson Sumi Systems Ltd.	74,760	511,912
Oil & Natural Gas Corp., Ltd.	27,142	177,633
Tata Motors Ltd.	41,278	360,660
Tech Mahindra Ltd.	10,757	440,984
Ultratech Cement Ltd.	4,308	178,730
UPL Ltd.	259,941	1,471,544
Total		8,119,641
INDONESIA 0.2%
PT Astra International Tbk	727,800	408,086
PT Matahari Department Store Tbk	306,300	370,860
PT Nippon Indosari Corpindo Tbk	3,785,000	388,366
PT Sumber Alfaria Trijaya Tbk	6,551,500	284,833
Total		1,452,145
IRELAND 1.4%
Amarin Corp. PLC, ADR (a)	211,279	198,856
Bank of Ireland (a)	3,470,471	1,361,243
Covidien PLC	41,870	3,870,463
Dragon Oil PLC	168,804	1,451,443
Jazz Pharmaceuticals PLC (a)	6,603	1,114,850
Smurfit Kappa Group PLC	96,674	1,995,292
Weatherford International PLC (a)	79,820	1,310,644
Total		11,302,791
ISLE OF MAN —%
Eros International PLC (a)	10,500	193,830
ISRAEL 0.3%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,383,416	2,364,431
magicJack VocalTec Ltd. (a)	9,600	89,280
Total		2,453,711
ITALY 0.5%
Enel SpA	335,553	1,711,428
Esprinet SpA	129,859	1,071,596
Recordati SpA	80,908	1,399,180
Total		4,182,204

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 4.7%
Aozora Bank Ltd.	300,000	$1,054,473
Central Japan Railway Co.	11,600	1,730,129
COMSYS Holdings Corp.	95,900	1,712,062
CyberAgent, Inc.	28,493	1,109,577
Daiichikosho Co., Ltd.	92,700	2,339,421
Fuji Heavy Industries Ltd.	85,400	2,842,381
Fujitsu General Ltd.	70,000	876,289
Fuyo General Lease Co., Ltd.	35,800	1,413,434
Hulic REIT, Inc.	453	688,332
Invincible Investment Corp.	3,693	1,260,966
Iriso Electronics Co., Ltd.	19,500	1,328,711
IT Holdings Corp.	73,300	1,197,676
ITOCHU Corp.	190,900	2,307,703
Kanamoto Co., Ltd.	37,800	1,379,717
KDDI Corp.	27,700	1,819,044
Mazda Motor Corp.	63,300	1,495,576
Message Co., Ltd.	26,000	817,132
Miraca Holdings, Inc.	43,600	1,830,304
Nakanishi, Inc.	31,300	1,070,455
Nihon M&A Center, Inc.	46,400	1,333,502
Recruit Holdings Co., Ltd. (a)	16,400	539,488
Sumitomo Mitsui Financial Group, Inc.	37,900	1,545,672
Taisei Corp.	243,000	1,351,311
Tokai Tokyo Financial Holdings, Inc.	162,100	1,099,640
Toyo Tire & Rubber Co., Ltd.	88,000	1,451,667
Toyota Motor Corp.	24,300	1,462,306
Total		37,056,968
LUXEMBOURG —%
Atento SA (a)	13,442	157,809
MALTA —%
BGP Holdings PLC (a)(b)(c)	581,000	1
MEXICO 0.2%
Alfa SAB de CV, Class A	89,770	286,584
Cemex SAB de CV, ADR (a)	80,403	988,957
Grupo Financiero Banorte SAB de CV, Class O	86,900	556,908
Total		1,832,449
NETHERLANDS 1.0%
AVG Technologies NV (a)	11,760	210,739
ING Groep NV-CVA (a)	206,529	2,953,043
Koninklijke Ahold NV	180,903	3,024,160
Koninklijke Philips NV	45,334	1,266,302
Total		7,454,244

Issuer	Shares	Value

Common Stocks (continued)

NORWAY 0.7%
Atea ASA	102,583	$1,121,653
DNB ASA	90,864	1,669,108
Electromagnetic GeoServices (a)	261,243	139,434
Kongsberg Automotive ASA (a)	1,230,274	1,176,475
Leroy Seafood Group ASA	20,987	793,436
Spectrum ASA	82,383	390,849
Total		5,290,955
PERU 0.1%
Credicorp Ltd.	4,031	648,991
PHILIPPINES 0.4%
GT Capital Holdings, Inc.	80,430	1,810,842
Metropolitan Bank & Trust Co.	549,982	1,011,146
Robinsons Retail Holdings, Inc.	168,760	240,683
Total		3,062,671
POLAND —%
Bank Pekao SA	5,216	272,620
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)	641,287	32,145
RUSSIAN FEDERATION 0.5%
Lukoil OAO, ADR	15,652	766,243
Magnit PJSC, GDR (d)	7,233	484,611
Mail.ru Group Ltd., GDR (a)(d)	40,620	984,629
QIWI PLC, ADR	33,722	1,067,976
Yandex NV, Class A (a)	10,018	286,715
Total		3,590,174
SINGAPORE 0.4%
DBS Group Holdings Ltd.	196,000	2,819,542
SOUTH AFRICA 0.4%
Aspen Pharmacare Holdings Ltd.	14,776	527,072
AVI Ltd.	94,535	616,248
Naspers Ltd., Class N	15,371	1,912,904
Total		3,056,224
SOUTH KOREA 1.5%
EO Technics Co., Ltd.	1,944	201,032
GS Home Shopping, Inc.	4,907	989,587
Hyundai Home Shopping Network Corp.	8,995	1,143,964
Hyundai Motor Co.	900	142,813

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
Kia Motors Corp.	5,147	$250,002
LF Corp.	38,518	1,214,897
LG Display Co., Ltd. (a)	9,481	279,112
LG Uplus Corp.	57,220	588,449
Naturalendo Tech Co., Ltd. (a)	6,004	315,076
NAVER Corp.	855	605,017
Posco ICT Co., Ltd.	20,542	117,353
Samchuly Bicycle Co., Ltd.	27,675	574,553
Samsung Electronics Co., Ltd.	2,699	3,147,419
Samsung SDI Co., Ltd.	2,021	238,318
Samsung SDS Co., Ltd. (a)	207	36,801
Seoul Semiconductor Co., Ltd.	8,082	138,609
Shinhan Financial Group Co., Ltd.	21,242	999,772
SK Telecom Co., Ltd.	1,989	498,441
Total		11,481,215
SPAIN 0.3%
Iberdrola SA	349,749	2,472,383
SWEDEN 0.5%
Nordea Bank AB	183,184	2,356,068
Saab AB, Class B	65,359	1,765,160
Total		4,121,228
SWITZERLAND 1.5%
Autoneum Holding AG	8,227	1,368,103
Baloise Holding AG, Registered Shares	9,095	1,142,842
Forbo Holding AG, Registered Shares	1,639	1,700,921
Nestlé SA, Registered Shares	24,696	1,806,993
Novartis AG, Registered Shares	20,676	1,919,001
Roche Holding AG, Genusschein Shares	14,328	4,224,761
Total		12,162,621
TAIWAN 0.7%
Cathay Financial Holding Co., Ltd.	414,750	683,660
Eclat Textile Co., Ltd.	41,200	393,015
Gigasolar Materials Corp.	15,400	259,436
MediaTek, Inc.	21,000	299,942
Merida Industry Co., Ltd.	79,800	551,229
Merry Electronics Co., Ltd.	71,400	288,748
MPI Corp.	63,000	188,323
Pegatron Corp.	440,000	801,898
Taiwan Semiconductor Manufacturing Co., Ltd.	260,530	1,129,364

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Wistron NeWeb Corp.	357,440	$805,944
Total		5,401,559
THAILAND 0.3%
Bangkok Bank PCL, Foreign Registered Shares	116,400	721,874
Kasikornbank PCL, Foreign Registered Shares	115,940	840,647
Mega Lifesciences PCL, Foreign Registered Shares	594,500	337,762
Robinson Department Store PCL, Foreign Registered Shares	98,100	154,375
Total		2,054,658
TURKEY 0.1%
Arcelik AS	136,759	839,880
Turkiye Garanti Bankasi AS	56,868	222,084
Total		1,061,964
UNITED KINGDOM 3.9%
AstraZeneca PLC	12,868	935,277
AstraZeneca PLC, ADR	4,474	326,333
Aviva PLC	300,754	2,506,616
BP PLC	138,309	993,426
Close Brothers Group PLC	57,440	1,345,223
Crest Nicholson Holdings PLC	211,393	1,134,545
DCC PLC	28,862	1,613,199
Delphi Automotive PLC	48,270	3,329,665
GlaxoSmithKline PLC	55,753	1,264,241
HSBC Holdings PLC	259,972	2,659,536
Intermediate Capital Group PLC	224,639	1,473,715
KAZ Minerals PLC (a)	344,860	1,269,951
Reckitt Benckiser Group PLC	16,328	1,371,295
Royal Dutch Shell PLC, Class B	140,221	5,187,206
Shire PLC	27,986	1,863,743
Vodafone Group PLC	685,785	2,274,186
Xchanging PLC	476,699	1,448,894
Total		30,997,051
UNITED STATES 31.5%
A. Schulman, Inc.	700	24,787
ACADIA Pharmaceuticals, Inc. (a)	2,250	62,325
Acxiom Corp. (a)	900	16,956
Aetna, Inc.	52,934	4,367,584
Affymetrix, Inc. (a)	26,190	235,972
AG Mortgage Investment Trust, Inc.	8,700	165,909
Air Transport Services Group, Inc. (a)	18,700	152,966
AK Steel Holding Corp. (a)	23,200	175,624

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Alpha & Omega Semiconductor Ltd. (a)	12,180	$112,909
Altria Group, Inc.	89,850	4,343,349
Amkor Technology, Inc. (a)	31,800	215,604
Amtrust Financial Services, Inc.	4,800	215,376
Anadarko Petroleum Corp.	25,116	2,305,146
Analogic Corp.	1,700	123,998
Anixter International, Inc.	2,600	221,442
Apple, Inc. (e)	92,300	9,968,400
Applied Industrial Technologies, Inc.	1,600	78,096
ArcBest Corp.	6,100	236,070
Argan, Inc.	6,100	212,341
ARIAD Pharmaceuticals, Inc. (a)	50,873	303,203
Arlington Asset Investment Corp., Class A	7,400	202,612
Arrowhead Research Corp. (a)	45,933	299,483
Ashford Hospitality Trust, Inc.	18,700	211,310
Aspen Technology, Inc. (a)	6,810	251,493
Auspex Pharmaceuticals, Inc. (a)	18,807	509,670
Berkshire Hathaway, Inc., Class B (a)	44,247	6,201,660
Biogen Idec, Inc. (a)	10,241	3,288,180
BlackRock, Inc.	10,308	3,516,162
Blount International, Inc. (a)	13,600	208,216
Bluebird Bio, Inc. (a)	2,100	88,179
Broadcom Corp., Class A	55,181	2,310,980
Buckle, Inc. (The)	2,610	128,751
Cal-Maine Foods, Inc.	2,569	225,533
Capella Education Co.	2,960	209,390
Capstead Mortgage Corp.	16,500	209,715
Cardinal Health, Inc.	53,124	4,169,172
Cato Corp. (The), Class A	4,996	178,207
Celgene Corp. (a)	4,542	486,403
Celldex Therapeutics, Inc. (a)	5,020	84,085
Central Pacific Financial Corp.	9,660	182,574
Chesapeake Utilities Corp.	1,695	82,089
Chevron Corp.	42,171	5,058,411
Chimerix, Inc. (a)	790	24,522
Cisco Systems, Inc.	57,009	1,395,010
Citigroup, Inc.	83,466	4,467,935
Clearwater Paper Corp. (a)	3,400	218,790
Clovis Oncology, Inc. (a)	2,080	124,093
CMS Energy Corp.	99,891	3,263,439
Coca-Cola Enterprises, Inc.	56,840	2,464,014
Columbia Sportswear Co.	5,340	205,804
Comcast Corp., Class A	86,430	4,783,900
Community Health Systems, Inc. (a)	63,860	3,510,384
ConocoPhillips	51,726	3,732,031
Conversant, Inc. (a)	3,760	132,540

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Cousins Properties, Inc.	19,100	$248,491
Credit Acceptance Corp. (a)	1,100	162,316
CSX Corp.	92,306	3,288,863
Customers Bancorp, Inc. (a)	10,900	208,190
CVS Health Corp.	53,791	4,615,806
CyrusOne, Inc.	8,500	232,135
Daktronics, Inc.	15,200	202,312
Dana Holding Corp.	11,390	233,039
Delta Air Lines, Inc.	92,410	3,717,654
Deluxe Corp.	4,540	276,032
DineEquity, Inc.	2,620	233,075
Diodes, Inc. (a)	8,300	214,389
Douglas Dynamics, Inc.	11,400	236,322
Dow Chemical Co. (The)	59,788	2,953,527
Drew Industries, Inc.	3,000	144,180
Ducommun, Inc. (a)	6,400	169,024
DuPont Fabros Technology, Inc.	8,600	266,342
Dynavax Technologies Corp. (a)	186,376	305,657
Electronic Arts, Inc. (a)	73,380	3,006,379
EMC Corp.	103,825	2,982,892
Engility Holdings, Inc. (a)	5,700	246,240
Ennis, Inc.	2,620	38,855
ExacTech, Inc. (a)	9,500	202,350
Exterran Holdings, Inc.	4,900	192,717
Federal Agricultural Mortgage Corp., Class C	5,120	170,496
FelCor Lodging Trust, Inc.	21,600	231,768
Ferro Corp. (a)	14,700	192,864
Fidelity & Guaranty Life	8,500	201,875
First Financial Corp.	3,000	104,040
Five Star Quality Care, Inc. (a)	10,100	41,713
Flagstar Bancorp, Inc. (a)	11,500	180,780
Flushing Financial Corp.	4,200	84,588
Freeport-McMoRan, Inc.	84,990	2,422,215
General Dynamics Corp.	26,883	3,757,168
Gilead Sciences, Inc. (a)	40,580	4,544,960
Global Cash Access Holdings, Inc. (a)	18,200	132,678
Global Sources Ltd. (a)	3,600	26,388
Goldman Sachs Group, Inc. (The)	21,370	4,060,086
Google, Inc., Class A (a)	6,010	3,412,899
Google, Inc., Class C (a)	6,010	3,360,071
Graphic Packaging Holding Co. (a)	5,700	69,141
Greatbatch, Inc. (a)	4,560	228,866
Green Plains, Inc.	1,600	54,720
Hanesbrands, Inc.	28,720	3,033,119
Hillenbrand, Inc.	7,100	236,359
Home Depot, Inc. (The)	49,795	4,856,008
Home Loan Servicing Solutions Ltd.	12,170	233,786

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Honeywell International, Inc.	40,469	$3,889,880
Iconix Brand Group, Inc. (a)	5,600	224,056
Infinity Pharmaceuticals, Inc. (a)	26,478	360,630
Ingles Markets, Inc., Class A	3,100	83,390
Insight Enterprises, Inc. (a)	8,370	190,418
Insmed, Inc. (a)	23,068	327,335
Intercept Pharmaceuticals, Inc. (a)	260	67,181
International Bancshares Corp.	2,900	82,273
Intuit, Inc.	36,300	3,194,763
Invacare Corp.	2,800	43,988
Investment Technology Group, Inc. (a)	2,100	37,653
IXYS Corp.	18,390	214,611
Jack in the Box, Inc.	3,820	271,373
JPMorgan Chase & Co.	97,414	5,891,599
Kadant, Inc.	4,510	186,443
Keryx Biopharmaceuticals, Inc. (a)	19,541	329,266
Kimball International, Inc., Class B	5,330	95,833
Kroger Co. (The)	61,913	3,449,173
LaSalle Hotel Properties	6,100	239,181
LB Foster Co., Class A	3,900	210,951
Lincoln National Corp.	45,070	2,468,033
Lockheed Martin Corp.	18,900	3,601,773
LogMeIn, Inc. (a)	5,000	240,250
LyondellBasell Industries NV, Class A	28,502	2,611,638
Macquarie Infrastructure Co. LLC	1,900	136,116
Macy’s, Inc.	54,440	3,147,721
Magellan Health, Inc. (a)	3,478	210,489
Maiden Holdings Ltd.	17,000	203,150
Manhattan Associates, Inc. (a)	6,700	268,737
Marathon Petroleum Corp.	31,736	2,884,802
Marriott Vacations Worldwide Corp.	3,600	249,984
MasterCard, Inc., Class A	47,440	3,973,100
Matson, Inc.	8,520	242,735
MAXIMUS, Inc.	1,800	87,228
McKesson Corp.	19,130	3,891,233
Meredith Corp.	1,800	93,852
Methode Electronics, Inc.	1,600	63,008
Microsemi Corp. (a)	8,830	230,198
Microsoft Corp. (e)	145,469	6,829,770
Minerals Technologies, Inc.	3,600	276,156
Molina Healthcare, Inc. (a)	5,200	252,928
Moog, Inc., Class A (a)	3,600	275,544
Natus Medical, Inc. (a)	5,500	187,000
Nektar Therapeutics (a)	3,700	51,023
Nelnet, Inc., Class A	5,220	248,420
Netscout Systems, Inc. (a)	5,300	195,358
New Jersey Resources Corp.	4,000	233,920
Novavax, Inc. (a)	26,630	149,128

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
NPS Pharmaceuticals, Inc. (a)	1,730	$47,402
OFG Bancorp	13,700	213,309
OM Group, Inc.	700	18,221
Opus Bank (a)	4,100	107,830
Orbital Sciences Corp. (a)	5,700	149,910
Orbitz Worldwide, Inc. (a)	3,260	26,960
Orthofix International NV (a)	4,700	137,945
Outerwall, Inc. (a)	2,700	170,829
Overstock.com, Inc. (a)	10,230	236,518
Pacific Ethanol, Inc. (a)	11,000	155,210
PAREXEL International Corp. (a)	4,300	233,533
Pebblebrook Hotel Trust	6,000	255,600
Pegasystems, Inc.	9,400	203,698
Pharmacyclics, Inc. (a)	2,389	312,171
Philip Morris International, Inc.	47,932	4,266,427
Pioneer Energy Services Corp. (a)	16,800	154,224
Piper Jaffray Companies (a)	2,700	152,442
Plexus Corp. (a)	5,000	206,750
Polycom, Inc. (a)	6,100	79,788
PolyOne Corp.	6,700	247,967
Portland General Electric Co.	7,250	263,973
Premiere Global Services, Inc. (a)	2,600	27,222
Progress Software Corp. (a)	8,500	220,150
Puma Biotechnology, Inc. (a)	1,399	350,589
QTS Realty Trust Inc., Class A	1,400	49,308
Quad/Graphics, Inc.	9,370	206,609
Questar Corp.	61,224	1,476,111
Radian Group, Inc.	16,200	272,970
Receptos, Inc. (a)	1,340	138,891
Regulus Therapeutics, Inc. (a)	6,090	121,556
REX American Resources Corp. (a)	2,700	196,452
RLJ Lodging Trust	9,080	292,558
RPX Corp. (a)	6,920	97,226
Ruth’s Hospitality Group, Inc.	8,460	102,958
Salesforce.com, Inc. (a)	36,763	2,352,464
Sanderson Farms, Inc.	2,810	235,984
SanDisk Corp.	3,200	301,248
Sanmina Corp. (a)	10,590	265,491
Schlumberger Ltd.	40,390	3,984,877
Simon Property Group, Inc.	22,300	3,996,383
Skechers U.S.A., Inc., Class A (a)	800	43,800
Smith & Wesson Holding Corp. (a)	3,180	32,309
Southwest Gas Corp.	4,180	242,816
Spark Energy, Inc., Class A (a)	2,100	34,020
SS&C Technologies Holdings, Inc. (a)	1,400	67,648
Standard Motor Products, Inc.	4,700	185,744
Starwood Hotels & Resorts Worldwide, Inc.	38,704	2,967,049

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Steven Madden Ltd. (a)	6,400	$200,640
Stillwater Mining Co. (a)	72,500	951,925
Stone Energy Corp. (a)	5,485	134,383
Strategic Hotels & Resorts, Inc. (a)	19,400	249,290
Symetra Financial Corp.	10,130	240,081
Syntel, Inc. (a)	2,510	217,391
Take-Two Interactive Software, Inc. (a)	10,700	283,015
Teledyne Technologies, Inc. (a)	1,800	186,534
Tenneco, Inc. (a)	4,400	230,384
TESARO, Inc. (a)	2,980	82,904
Time Warner Cable, Inc.	25,697	3,782,855
Triple-S Management Corp., Class B (a)	9,300	205,902
Tyson Foods, Inc., Class A	64,776	2,613,712
United Community Financial Corp.	9,700	49,664
United States Lime & Minerals, Inc.	1,800	126,198
United Technologies Corp.	37,910	4,056,370
Usana Health Sciences, Inc. (a)	2,600	296,348
Veritiv Corp. (a)	1,019	45,967
Vertex Pharmaceuticals, Inc. (a)	28,414	3,200,553
VF Corp.	48,620	3,290,602
Viacom, Inc., Class B	37,022	2,690,759
VMware, Inc., Class A (a)	32,660	2,729,396
VSE Corp.	700	42,196
W&T Offshore, Inc.	1,900	17,271
Wabash National Corp. (a)	1,800	18,540
Warren Resources, Inc. (a)	29,100	100,686
Washington Prime Group, Inc.	11,150	196,575
Wells Fargo & Co.	113,780	6,040,580
Westmoreland Coal Co. (a)	4,800	175,536
Williams Companies, Inc. (The)	82,143	4,559,758
World Acceptance Corp. (a)	2,850	204,231
Total		247,792,846
Total Common Stocks (Cost: $415,164,720)		$468,757,464

Preferred Stocks 0.3%
BRAZIL 0.1%
Petroleo Brasileiro SA	62,200	$383,557
GERMANY 0.2%
Henkel AG & Co. KGaA	17,741	$1,751,448
Total Preferred Stocks (Cost: $2,452,324)		$2,135,005

Issuer	Shares	Value

Convertible Preferred Stocks 0.6%
UNITED STATES 0.6%
AMG Capital Trust II, 5.150%	3,500	$215,031
Alcoa, Inc., 5.375%	3,350	174,535
Alere, Inc., 3.000%	350	113,113
Alexandria Real Estate Equities, Inc., 7.000%	8,400	227,850
American Tower Corp., 5.250%	2,045	222,476
Bank of America Corp., 7.250%	400	457,284
Bunge Ltd., 4.875%	2,100	235,605
CenterPoint Energy, Inc., 3.719% (f)	5,400	341,212
Chesapeake Energy Corp., 5.000%	2,100	202,913
Chesapeake Energy Corp., 5.750% (d)	220	239,112
Crown Castle International Corp., 4.500%	2,720	279,594
Dominion Resources, Inc., 6.000%	3,000	171,150
Dominion Resources, Inc., 6.125%	3,000	170,640
Exelon Corp. 6.500%	2,309	122,268
Genesee & Wyoming, Inc., 5.000%	850	105,256
Health Care REIT, Inc., 6.500%	3,900	241,878
NextEra Energy, Inc., 5.599%	3,500	228,687
Omnicare Capital Trust II, 4.000%	1,500	122,708
Penn Virginia Corp., 6.000% (d)	1,150	91,588
Post Holdings, Inc., 3.750% (d)	2,100	189,767
Tyson Foods, Inc., 4.750%	5,000	253,675
United Technologies Corp., 7.500%	2,900	169,273
Weyerhaeuser Co., 6.375%	4,300	240,800
iStar Financial, Inc., 4.500%	1,900	114,831
Total		4,931,246
Total Convertible Preferred Stocks (Cost: $4,463,840)		$4,931,246

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) 3.6%
AUSTRALIA —%
FMG Resources August 2006 Proprietary Ltd. (d)
11/01/19	8.250%	$68,000	$70,890

BELGIUM —%
Calcipar SA Senior Secured (d)
05/01/18	6.875%	60,000	62,100

CANADA 0.1%
BC ULC/New Red Finance Inc. Secured (d)
04/01/22	6.000%	118,000	119,622
Bombardier, Inc. (d)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
CANADA (CONTINUED)
04/15/19	4.750%	$98,000	$100,695
03/15/20	7.750%	53,000	58,830
Catamaran Corp.
03/15/21	4.750%	49,000	48,633
Kodiak Oil & Gas Corp.
02/01/22	5.500%	240,000	244,800
12/01/19	8.125%	162,000	174,150
MDC Partners, Inc. (d)
04/01/20	6.750%	93,000	96,487
NOVA Chemicals Corp. (d)
Senior Unsecured
08/01/23	5.250%	77,000	80,465
05/01/25	5.000%	92,000	94,990
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	47,000	48,410
Videotron Ltd.
07/15/22	5.000%	47,000	48,410
Total			1,115,492

CHILE 0.1%
ENTEL Chile SA Senior Unsecured (d)
08/01/26	4.750%	200,000	202,532
Inversiones CMPC SA (d)
09/15/24	4.750%	300,000	301,198
Total			503,730

GUATEMALA 0.1%
Agromercantil Senior Trust (d)
04/10/19	6.250%	104,000	107,796
Comcel Trust (d)
02/06/24	6.875%	300,000	321,000
Total			428,796

IRELAND —%
AerCap Ireland Capital Ltd./Global Aviation Trust (d)
05/15/21	4.500%	101,000	102,010
Ardagh Packaging Finance PLC/Holdings USA, Inc. (d)
01/31/21	6.750%	40,000	40,900
Grifols Worldwide Operations Ltd. Senior Unsecured (d)
04/01/22	5.250%	121,000	124,025
Total			266,935

ITALY —%
Telecom Italia SpA Senior Unsecured (d)
05/30/24	5.303%	104,000	104,988

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
ITALY (CONTINUED)
Wind Acquisition Finance SA (d)
04/23/21	7.375%	$62,000	$60,605
Senior Secured
04/30/20	6.500%	36,000	37,440
07/15/20	4.750%	104,000	101,660
Total			304,693

LUXEMBOURG 0.1%
Altice SA Senior Secured (d)
05/15/22	7.750%	102,000	107,100
ArcelorMittal Senior Unsecured
03/01/21	6.000%	161,000	172,673
Hamilton Sundstrand Corp. Senior Unsecured (d)
12/15/20	7.750%	109,000	113,360
INEOS Group Holdings SA (d)
02/15/19	5.875%	71,000	70,911
08/15/18	6.125%	11,000	11,096
Intelsat Jackson Holdings SA
10/15/20	7.250%	130,000	138,775
Intelsat Luxembourg SA
06/01/23	8.125%	50,000	53,125
Total			667,040
MEXICO —%
Mexichem SAB de CV (d)
09/17/44	5.875%	200,000	200,000

NETHERLANDS 0.1%
Constellium NV (d)
05/15/24	5.750%	41,000	40,590
NXP BV/Funding LLC (d)
03/15/23	5.750%	35,000	37,013
06/01/18	3.750%	74,000	74,555
Playa Resorts Holding BV (d)
08/15/20	8.000%	141,000	145,935
Schaeffler Holding Finance BV Senior Secured PIK (d)
08/15/18	6.875%	194,000	203,457
Sensata Technologies BV (d)
11/01/24	5.625%	21,000	22,168
Total			523,718

PERU —%
Union Andina de Cementos SAA Senior Unsecured (d)
10/30/21	5.875%	150,000	152,280

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
RUSSIAN FEDERATION 0.1%
Lukoil International Finance BV (d)
11/09/20	6.125%	$650,000	$660,806
Sibur Securities Ltd. (d)
01/31/18	3.914%	500,000	464,585
Total			1,125,391

SUPRA-NATIONAL —%
European Investment Bank Senior Unsecured
01/18/27	2.150%	JPY 2,500,000	26,190

SWEDEN —%
ConvaTec Healthcare E SA Senior Unsecured (d)
12/15/18	10.500%	48,000	50,880

UKRAINE 0.1%
MHP SA (d)
04/02/20	8.250%	710,000	614,150

UNITED KINGDOM 0.1%
Jaguar Land Rover Automotive PLC (d)
02/01/23	5.625%	60,000	62,400
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	9,000	9,119
Tullow Oil PLC (d)
04/15/22	6.250%	400,000	372,000
Total			443,519

UNITED STATES 2.8%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	55,000	49,225
AECOM Technology Corp. (d)
10/15/22	5.750%	27,000	28,418
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	87,000	99,262
AMC Networks, Inc.
07/15/21	7.750%	12,000	13,080
12/15/22	4.750%	128,000	127,040
APX Group, Inc.
12/01/20	8.750%	44,000	38,060
Senior Secured
12/01/19	6.375%	114,000	112,005
APX Group, Inc. (d)
Senior Unsecured
12/01/20	8.750%	29,000	25,085

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Acadia Healthcare Co., Inc.
07/01/22	5.125%	$17,000	$16,873
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	242,000	252,890
Activision Blizzard, Inc. (d)
09/15/21	5.625%	160,000	170,200
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	116,000	123,830
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	63,000	63,788
Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	62,000	65,454
Allegion US Holding Co., Inc.
10/01/21	5.750%	82,000	85,895
Alliance Data Systems Corp. (d)
08/01/22	5.375%	111,000	112,665
04/01/20	6.375%	96,000	100,320
Allison Transmission, Inc. (d)
05/15/19	7.125%	74,000	77,792
Ally Financial, Inc.
03/15/20	8.000%	230,000	276,575
Senior Unsecured
09/30/24	5.125%	68,000	70,720
American Axle & Manufacturing, Inc.
02/15/19	5.125%	85,000	86,275
American Builders & Contractors Supply Co., Inc. Senior Unsecured (d)
04/15/21	5.625%	84,000	85,260
Amsted Industries, Inc. (d)
03/15/22	5.000%	49,000	48,326
Amsurg Corp. (d)
07/15/22	5.625%	62,000	64,240
Ancestry.com, Inc.
12/15/20	11.000%	65,000	73,612
Antero Resources Corp. (d)
12/01/22	5.125%	89,000	89,018
Antero Resources Finance Corp.
11/01/21	5.375%	88,000	89,320
Aramark Services, Inc.
03/15/20	5.750%	60,000	62,700
Ashland, Inc. Senior Unsecured
04/15/18	3.875%	150,000	152,437
Ashtead Capital, Inc. Secured (d)
07/15/22	6.500%	72,000	77,940

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Athlon Holdings LP/Finance Corp.
04/15/21	7.375%	$172,000	$188,340
Audatex North America, Inc. (d)
06/15/21	6.000%	114,000	120,555
Aviation Capital Group Corp. Senior Unsecured (d)
04/06/21	6.750%	3,000	3,420
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	68,000	74,970
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (d)
05/01/21	7.375%	88,000	95,150
Building Materials Corp. of America Senior Unsecured (d)(h)
11/15/24	5.375%	44,000	44,110
CB Richard Ellis Services, Inc.
03/15/25	5.250%	59,000	60,401
CBS Outdoor Americas Capital LLC/Corp. (d)
03/15/25	5.875%	79,000	82,950
02/15/22	5.250%	31,000	32,008
02/15/24	5.625%	31,000	32,318
CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	72,000	75,960
09/30/22	5.250%	106,000	106,662
CCOH Safari LLC (h)
12/01/22	5.500%	40,000	40,400
12/01/24	5.750%	96,000	96,540
CHS/Community Health Systems, Inc.
11/15/19	8.000%	135,000	145,800
CHS/Community Health Systems, Inc. (d)
02/01/22	6.875%	150,000	161,625
CIT Group, Inc. Senior Unsecured (d)
02/15/19	5.500%	119,000	126,735
CNH Industrial Capital LLC Senior Unsecured (d)
07/15/19	3.375%	49,000	47,653
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	101,000	118,549
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	36,000	41,220
Calpine Corp. Senior Secured (d)
01/15/22	6.000%	77,000	82,967
Capsugel SA Senior Unsecured PIK (d)
05/15/19	7.000%	20,000	20,337
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	175,000	182,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Case New Holland Industrial, Inc.
12/01/17	7.875%	$197,000	$221,132
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (d)
06/01/24	5.375%	56,000	56,000
Celanese U.S. Holdings LLC
06/15/21	5.875%	88,000	95,480
Centene Corp. Senior Unsecured
05/15/22	4.750%	63,000	63,709
CenturyLink, Inc.
Senior Unsecured
03/15/22	5.800%	25,000	26,500
06/15/21	6.450%	109,000	119,355
12/01/23	6.750%	35,000	38,850
Cequel Communications Holdings I LLC/Capital Corp. (d)
Senior Unsecured
09/15/20	6.375%	69,000	71,932
12/15/21	5.125%	40,000	39,050
Chesapeake Energy Corp.
03/15/23	5.750%	91,000	99,645
02/15/21	6.125%	205,000	227,550
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	225,000	251,437
Cimarex Energy Co.
06/01/24	4.375%	22,000	22,358
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	90,000	95,737
Senior Unsecured
11/15/22	6.500%	131,000	135,585
Columbus McKinnon Corp.
02/01/19	7.875%	69,000	72,105
Comstock Resources, Inc.
06/15/20	9.500%	93,000	98,115
Concho Resources, Inc.
10/01/22	5.500%	281,000	296,455
04/01/23	5.500%	81,000	85,657
Constellation Brands, Inc. (h)
11/15/19	3.875%	62,000	62,930
11/15/24	4.750%	60,000	61,350
Crown Castle International Corp. Senior Unsecured
04/15/22	4.875%	152,000	153,520
CyrusOne LP/Finance Corp.
11/15/22	6.375%	89,000	93,672
D.R. Horton, Inc.
03/01/19	3.750%	155,000	155,194
DISH DBS Corp.
09/01/19	7.875%	145,000	168,381
06/01/21	6.750%	196,000	217,560
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	31,000	31,620

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
08/15/22	5.750%	$167,000	$177,020
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	54,000	57,375
Darling Ingredients, Inc.
01/15/22	5.375%	57,000	57,143
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	111,000	118,354
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	66,000	69,630
05/01/20	9.375%	70,000	76,650
Eco Services Operations LLC/Finance Corp. Senior Unsecured (d)
11/01/22	8.500%	37,000	38,110
Entegris, Inc. (d)
04/01/22	6.000%	84,000	85,470
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	74,000	80,475
First Data Corp.
01/15/21	12.625%	124,000	149,730
First Data Corp. (d)
Secured
01/15/21	8.250%	144,000	156,240
Senior Secured
11/01/20	6.750%	122,000	131,150
Florida East Coast Holdings Corp. (d)
05/01/20	9.750%	30,000	30,563
Senior Secured
05/01/19	6.750%	68,000	70,168
Fresenius Medical Care U.S. Finance II, Inc. (d)
10/15/24	4.750%	14,000	14,044
01/31/22	5.875%	134,000	146,060
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	120,000	143,100
09/15/21	6.250%	8,000	8,265
01/15/25	6.875%	100,000	101,250
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	64,000	67,360
Gannett Co., Inc.
10/15/23	6.375%	12,000	12,900
Gannett Co., Inc. (d)
09/15/21	4.875%	22,000	22,165
09/15/24	5.500%	21,000	21,683
Gates Global LLC/Co. (d)
07/15/22	6.000%	40,000	38,800
General Motors Co. Senior Unsecured
10/02/23	4.875%	95,000	101,769
General Motors Financial Co., Inc.
09/25/21	4.375%	45,000	47,142

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	$31,000	$33,170
Graphic Packaging International, Inc.
04/15/21	4.750%	119,000	120,041
Group 1 Automotive, Inc. (d)
06/01/22	5.000%	28,000	27,720
H&E Equipment Services, Inc.
09/01/22	7.000%	25,000	26,688
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	302,000	325,027
HCA, Inc. Senior Secured
04/15/25	5.250%	80,000	82,900
HD Supply, Inc.
07/15/20	7.500%	115,000	122,475
Secured
04/15/20	11.000%	85,000	97,537
HUB International Ltd. Senior Unsecured (d)
10/01/21	7.875%	125,000	130,312
Hertz Corp. (The)
01/15/21	7.375%	114,000	120,555
Hiland Partners LP/Finance Corp. (d)
05/15/22	5.500%	59,000	58,115
10/01/20	7.250%	200,000	211,500
Hilcorp Energy I LP/Finance Co. Senior Unsecured (d)
12/01/24	5.000%	34,000	32,640
Hilton Worldwide Finance/Corp. (d)
10/15/21	5.625%	180,000	189,675
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (d)
07/15/19	8.125%	15,000	14,888
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	56,000	60,620
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	103,000	107,635
Huntsman International LLC (d)(h)
11/15/22	5.125%	43,000	43,269
IHS, Inc. (d)
11/01/22	5.000%	86,000	87,290
IMS Health, Inc. Senior Unsecured (d)
11/01/20	6.000%	107,000	111,012
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	121,000	124,327
International Lease Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Senior Unsecured
05/15/19	6.250%	$138,000	$150,937
12/15/20	8.250%	159,000	190,800
Iron Mountain, Inc.
08/15/23	6.000%	36,000	37,980
JM Huber Corp. Senior Unsecured (d)
11/01/19	9.875%	110,000	122,100
Jaguar Holding Co. I Senior Unsecured PIK (d)
10/15/17	9.375%	38,000	38,903
Kinder Morgan, Inc. Senior Unsecured
09/15/20	6.500%	166,000	190,144
Kosmos Energy Ltd. Senior Secured (d)
08/01/21	7.875%	100,000	92,000
Laredo Petroleum, Inc.
02/15/19	9.500%	164,000	173,020
05/01/22	7.375%	115,000	119,600
Level 3 Escrow II, Inc. (d)
08/15/22	5.375%	78,000	79,170
Level 3 Financing, Inc.
07/01/19	8.125%	94,000	100,580
Level 3 Financing, Inc. (d)
01/15/21	6.125%	88,000	92,290
LifePoint Hospitals, Inc.
12/01/21	5.500%	94,000	98,465
MGM Resorts International
10/01/20	6.750%	48,000	52,680
03/01/18	11.375%	140,000	170,800
MPH Acquisition Holdings LLC (d)
04/01/22	6.625%	84,000	87,990
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	200,000	213,000
07/15/23	4.500%	64,000	65,600
Meritage Homes Corp.
04/01/22	7.000%	97,000	105,245
Monitronics International, Inc.
04/01/20	9.125%	58,000	59,668
NCR Corp.
12/15/21	5.875%	47,000	48,175
NRG Energy, Inc.
07/15/22	6.250%	115,000	120,175
NRG Yield Operating LLC (d)
08/15/24	5.375%	59,000	61,360
Navient Corp.
Senior Unsecured
01/25/22	7.250%	40,000	44,700
01/15/19	5.500%	40,000	41,475
03/25/24	6.125%	38,000	39,235

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Nielsen Finance LLC/Co.
10/01/20	4.500%	$149,000	$149,030
Nielsen Finance LLC/Co. (d)
04/15/22	5.000%	47,000	47,705
Nortek, Inc.
12/01/18	10.000%	29,000	30,523
04/15/21	8.500%	91,000	97,825
Nuance Communications, Inc. (d)
08/15/20	5.375%	59,000	59,295
Oasis Petroleum, Inc.
02/01/19	7.250%	113,000	116,390
11/01/21	6.500%	232,000	237,800
PQ Corp. Secured (d)
05/01/18	8.750%	401,000	425,060
Parsley Energy LLC/Finance Corp. Senior Unsecured (d)
02/15/22	7.500%	117,000	114,660
Peabody Energy Corp.
11/15/18	6.000%	62,000	59,985
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	77,000	73,535
Pinnacle Entertainment, Inc.
08/01/21	6.375%	72,000	77,040
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	11,000	10,890
Plastipak Holdings, Inc. Senior Unsecured (d)
10/01/21	6.500%	58,000	59,740
Post Holdings, Inc. (d)
12/15/22	6.000%	30,000	28,950
Provident Funding Associates LP/Finance Corp. (d)
06/15/21	6.750%	92,000	91,770
Senior Unsecured
02/15/19	10.125%	37,000	39,544
Qualitytech LP/Finance Corp. (d)
08/01/22	5.875%	39,000	39,390
RKI Exploration & Production LLC/Finance Corp. (d)
08/01/21	8.500%	54,000	52,785
RSP Permian, Inc. (d)
10/01/22	6.625%	26,000	25,930
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	170,000	180,625
10/01/22	5.000%	67,000	68,340
Reynolds Group Issuer, Inc./LLC
02/15/21	8.250%	10,000	10,750
08/15/19	9.875%	163,000	177,059
Senior Secured
02/15/21	6.875%	157,000	166,812
Rite Aid Corp.
03/15/20	9.250%	49,000	54,135

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
SBA Telecommunications, Inc.
07/15/20	5.750%	$148,000	$154,660
STHI Holding Corp. Secured (d)
03/15/18	8.000%	140,000	147,000
Sabine Pass Liquefaction LLC Senior Secured (d)
05/15/24	5.750%	65,000	67,194
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	51,000	54,698
Seneca Gaming Corp. (d)
12/01/18	8.250%	89,000	93,005
Serta Simmons Holdings LLC Senior Unsecured (d)
10/01/20	8.125%	112,000	120,120
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	126,000	134,190
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (d)
05/01/22	6.375%	88,000	85,360
Sinclair Television Group, Inc. (d)
08/01/24	5.625%	80,000	79,000
Spectrum Brands, Inc.
03/15/20	6.750%	173,000	182,947
Springleaf Finance Corp.
12/15/17	6.900%	39,000	42,218
10/01/21	7.750%	102,000	115,260
06/01/20	6.000%	81,000	83,835
Sprint Communications, Inc.
Senior Unsecured
11/15/22	6.000%	115,000	114,712
Sprint Communications, Inc. (d)
03/01/20	7.000%	158,000	176,249
Sprint Corp. (d)
09/15/21	7.250%	130,000	137,475
Standard Pacific Corp.
12/15/21	6.250%	46,000	48,300
T-Mobile USA, Inc.
01/15/22	6.125%	34,000	35,233
04/28/21	6.633%	174,000	183,352
03/01/23	6.000%	63,000	64,890
03/01/25	6.375%	16,000	16,440
TRI Pointe Holdings, Inc. Senior Unsecured (d)
06/15/19	4.375%	25,000	24,875
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	3,000	3,150
11/15/23	4.250%	33,000	32,670
Targa Resources Partners LP/Finance Corp. (d)
11/15/19	4.125%	33,000	33,495

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Taylor Morrison Communities, Inc./Monarch, Inc. (d)
04/15/21	5.250%	$61,000	$61,435
04/15/20	7.750%	34,000	36,465
Teleflex, Inc. (d)
06/15/24	5.250%	6,000	6,090
Tempur Sealy International, Inc.
12/15/20	6.875%	54,000	57,645
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	165,000	168,712
04/01/21	4.500%	67,000	67,167
Senior Unsecured
04/01/22	8.125%	121,000	138,696
Tenet Healthcare Corp. (d)
Senior Unsecured
03/01/19	5.000%	24,000	24,030
Tesoro Logistics LP/Finance Corp. (d)
Senior Unsecured
10/15/19	5.500%	17,000	17,468
10/15/22	6.250%	105,000	108,675
TransDigm, Inc.
07/15/21	7.500%	44,000	47,520
07/15/22	6.000%	11,000	11,124
07/15/24	6.500%	87,000	89,610
USG Corp. (d)
11/01/21	5.875%	44,000	45,320
United Rentals North America, Inc.
04/15/22	7.625%	129,000	143,835
Universal Health Services, Inc. Senior Secured (d)
08/01/22	4.750%	90,000	91,631
Univision Communications, Inc. (d)
05/15/21	8.500%	54,000	58,388
Senior Secured
09/15/22	6.750%	120,000	133,200
Valeant Pharmaceuticals International, Inc. (d)
10/15/20	6.375%	298,000	305,822
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	66,000	65,753
Virgin Media Secured Finance PLC Senior Secured (d)
04/15/21	5.375%	61,000	63,211
WR Grace & Co. (d)
10/01/21	5.125%	60,000	62,513
10/01/24	5.625%	24,000	25,290
WhiteWave Foods Co. (The)
10/01/22	5.375%	61,000	64,203
Whiting Petroleum Corp.
03/15/21	5.750%	138,000	145,590
Windstream Corp.
08/01/23	6.375%	68,000	68,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	$34,000	$37,740
Zebra Technologies Corp. Senior Unsecured (d)
10/15/22	7.250%	76,000	79,990
iHeartCommunications, Inc.
Senior Secured
03/01/21	9.000%	93,000	93,000
iHeartCommunications, Inc. (d)
Senior Secured
09/15/22	9.000%	32,000	32,160
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	58,000	57,710
Total			21,660,357
Total Corporate Bonds & Notes (Cost: $27,562,345)			$28,216,161

Convertible Bonds 2.3%
CHINA 0.1%
Ctrip.com International Ltd. Senior Unsecured
10/15/18	1.250%	100,000	105,313
Qihoo 360 Technology Co., Ltd. Senior Unsecured (d)
08/15/21	1.750%	130,000	118,381
Total			223,694
IRELAND —%
Corsicanto Ltd. Senior Unsecured
01/15/32	3.500%	123,000	73,185
MARSHALL ISLANDS —%
Scorpio Tankers, Inc. Senior Unsecured (d)
07/01/19	2.375%	120,000	114,604
MEXICO —%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	80,000	111,050
UNITED STATES 2.2%
ARIAD Pharmaceuticals, Inc. Senior Unsecured (d)
06/15/19	3.625%	130,000	123,286

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
Acorda Therapeutics, Inc. Senior Unsecured
06/15/21	1.750%	$110,000	$116,600
Aegerion Pharmaceuticals, Inc. Senior Unsecured (d)
08/15/19	2.000%	130,000	105,316
Air Lease Corp. Senior Unsecured
12/01/18	3.875%	109,000	156,211
AirTran Holdings, Inc. Senior Unsecured
11/01/16	5.250%	55,000	138,222
Akamai Technologies, Inc. Senior Unsecured (d)(i)
02/15/19	0.000%	171,000	173,244
Akorn, Inc. Senior Unsecured
06/01/16	3.500%	30,000	152,231
Alpha Natural Resources, Inc.
12/15/20	4.875%	150,000	70,219
American Energy - Utica LLC PIK (d)
03/01/21	3.500%	120,000	135,000
Ares Capital Corp. Senior Unsecured
01/15/19	4.375%	190,000	193,800
Auxilium Pharmaceuticals, Inc. Senior Unsecured
07/15/18	1.500%	90,000	125,775
BioMarin Pharmaceutical, Inc. Senior Subordinated Notes
10/15/20	1.500%	180,000	211,612
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	155,000	160,295
Bottomline Technologies de, Inc. Senior Unsecured
12/01/17	1.500%	110,000	116,589
Brookdale Senior Living, Inc. Senior Unsecured
06/15/18	2.750%	100,000	130,688
Cardtronics, Inc. Senior Unsecured (d)
12/01/20	1.000%	130,000	127,238
Cepheid, Inc. Senior Unsecured (d)
02/01/21	1.250%	160,000	175,000
Ciena Corp. Senior Unsecured (d)
10/15/18	3.750%	180,000	208,764

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
Clean Energy Fuels Corp. Senior Unsecured (d)
10/01/18	5.250%	$140,000	$112,349
Clovis Oncology, Inc. Senior Unsecured (d)
09/15/21	2.500%	120,000	145,104
Cobalt International Energy, Inc.
Senior Unsecured
12/01/19	2.625%	186,000	135,624
05/15/24	3.125%	268,000	210,212
Cornerstone OnDemand, Inc. Senior Unsecured
07/01/18	1.500%	170,000	169,256
Cowen Group, Inc. Senior Unsecured (d)
03/15/19	3.000%	58,000	58,725
Cubist Pharmaceuticals, Inc. Senior Unsecured
09/01/20	1.875%	360,000	420,300
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	205,000	136,325
Electronic Arts, Inc. Senior Unsecured
07/15/16	0.750%	150,000	202,781
Electronics for Imaging, Inc. Senior Unsecured (d)
09/01/19	0.750%	180,000	190,199
Encore Capital Group, Inc. (d)
03/15/21	2.875%	120,000	116,280
Endeavour International Corp. (j)
07/15/16	5.500%	110,000	3,438
EnerNOC, Inc. Senior Unsecured (d)
08/15/19	2.250%	130,000	109,347
Energy XXI Bermuda Ltd. Senior Unsecured (d)
12/15/18	3.000%	180,000	127,913
Equinix, Inc. Subordinated Notes
06/15/16	4.750%	76,000	197,267
Euronet Worldwide, Inc. Senior Unsecured (d)(h)
10/01/44	1.500%	126,000	126,000
Forest City Enterprises, Inc. Senior Unsecured
08/15/20	3.625%	210,000	222,862
GT Advanced Technologies, Inc. Senior Unsecured (j)
12/15/20	3.000%	110,000	50,237

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
General Cable Corp. Subordinated Notes (f)
11/15/29	4.500%	$170,000	$112,306
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	85,000	418,840
Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	82,000	144,525
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	112,000	119,070
Hologic, Inc. Senior Unsecured (f)
12/15/37	2.000%	190,000	236,906
HomeAway, Inc. Senior Unsecured (d)
04/01/19	0.125%	120,000	116,325
Iconix Brand Group, Inc. Senior Subordinated Notes
03/15/18	1.500%	131,000	177,096
Incyte Corp. Senior Unsecured (d)
11/15/20	1.250%	180,000	269,586
Insulet Corp. Senior Unsecured
06/15/19	2.000%	210,000	240,712
Intel Corp.
08/01/39	3.250%	290,000	481,037
Jarden Corp.
09/15/18	1.875%	168,000	246,330
Jarden Corp. (d)
03/15/34	1.125%	100,000	106,875
Jazz Investments I Ltd. (d)
08/15/21	1.875%	210,000	242,672
Liberty Media Corp. Senior Unsecured (d)
10/15/23	1.375%	225,000	224,125
MGIC Investment Corp. Senior Unsecured
05/01/17	5.000%	120,000	133,050
MGM Resorts International
04/15/15	4.250%	95,000	121,838
Mentor Graphics Corp. Subordinated Notes
04/01/31	4.000%	152,000	177,935
Micron Technology, Inc. Senior Unsecured
02/15/33	2.125%	200,000	606,875

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
Molina Healthcare, Inc. Senior Unsecured
01/15/20	1.125%	$220,000	$286,137
Mylan, Inc.
09/15/15	3.750%	70,000	281,400
NRG Yield, Inc. (d)
02/01/19	3.500%	150,000	174,480
NVIDIA Corp. Senior Unsecured (d)
12/01/18	1.000%	180,000	203,625
National Health Investors, Inc. Senior Unsecured
04/01/21	3.250%	170,000	169,256
Navistar International Corp. Senior Subordinated Notes (d)
04/15/19	4.750%	285,000	283,753
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	85,000	106,303
Novellus Systems, Inc.
05/15/41	2.625%	140,000	315,991
Omnicare, Inc.
04/01/42	3.750%	86,000	142,419
Palo Alto Networks, Inc. Senior Unsecured (d)(i)
07/01/19	0.000%	160,000	188,120
Priceline Group, Inc. (The) Senior Unsecured
03/15/18	1.000%	260,000	359,775
Radian Group, Inc. Senior Unsecured
11/15/17	3.000%	150,000	232,594
Red Hat, Inc. Senior Unsecured (d)
10/01/19	0.250%	180,000	194,062
Regeneron Pharmaceuticals, Inc. Senior Unsecured
10/01/16	1.875%	30,000	140,621
Restoration Hardware Holdings, Inc. Senior Unsecured (d)(i)
06/15/19	0.000%	110,000	105,400
Royal Gold, Inc. Senior Unsecured
06/15/19	2.875%	161,000	161,021
Salesforce.com, Inc.
Senior Unsecured
01/15/15	0.750%	24,000	71,415
04/01/18	0.250%	306,000	361,271

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
Salix Pharmaceuticals Ltd. Senior Unsecured
03/15/19	1.500%	$142,000	$317,281
ServiceNow, Inc. Senior Unsecured (d)(i)
11/01/18	0.000%	150,000	170,344
Starwood Property Trust, Inc. Senior Unsecured
10/15/17	3.750%	170,000	170,531
Starwood Waypoint Residential Trust (d)
Senior Unsecured
07/01/19	3.000%	120,000	117,670
10/15/17	4.500%	101,000	106,781
Stone Energy Corp.
03/01/17	1.750%	130,000	120,413
SunEdison, Inc. Senior Unsecured (d)
01/01/21	2.750%	170,000	253,523
SunPower Corp. Senior Unsecured
06/01/18	0.750%	110,000	154,688
Synchronoss Technologies, Inc. Senior Unsecured
08/15/19	0.750%	120,000	140,100
Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	100,000	187,250
Tesla Motors, Inc. Senior Unsecured
03/01/21	1.250%	240,000	228,450
Theravance, Inc. Subordinated Notes
01/15/23	2.125%	120,000	102,189
TiVo, Inc. Senior Unsecured (d)
10/01/21	2.000%	235,000	230,153
Twitter, Inc. Senior Unsecured (d)
09/15/21	1.000%	270,000	244,519
United Airlines, Inc.
01/15/15	4.500%	58,000	162,037
United States Steel Corp. Senior Unsecured
04/01/19	2.750%	84,000	141,435
Vantage Drilling Co. Senior Unsecured (d)
07/15/43	5.500%	102,000	89,273
Vector Group Ltd.
Senior Unsecured
04/15/20	1.750%	50,000	53,916
Vector Group Ltd. (f)

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
Senior Unsecured
01/15/19	2.500%	$125,000	$179,562
Verint Systems, Inc. Senior Unsecured
06/01/21	1.500%	120,000	133,875
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	102,000	115,973
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	184,000	142,715
XPO Logistics, Inc. Senior Unsecured
10/01/17	4.500%	60,000	149,042
Xilinx, Inc. Senior Unsecured
06/15/17	2.625%	100,000	156,625
j2 Global, Inc. Senior Unsecured
06/15/29	3.250%	159,000	161,882
Total			17,338,282
Total Convertible Bonds (Cost: $15,626,522)			$17,860,815

Residential Mortgage-Backed Securities - Agency(k) 1.6%
Federal Home Loan Mortgage Corp. (f)(l)(m)
CMO IO Series 2957 Class SW
04/15/35	5.847%	248,550	46,017
CMO IO Series 318 Class S1
11/15/43	5.797%	292,638	66,348
CMO IO Series 3280 Class SI
02/15/37	6.287%	308,200	42,145
CMO IO Series 3761 Class KS
06/15/40	5.847%	349,498	47,218
CMO IO Series 4094 Class SY
08/15/42	5.927%	368,757	76,216
Federal Home Loan Mortgage Corp. (h)(l)
11/13/44	4.000%	1,000,000	1,060,859
Federal Home Loan Mortgage Corp. (l)(m)
CMO IO Series 4098 Class AI
05/15/39	3.500%	273,206	47,490
CMO IO Series 4120 Class AI
11/15/39	3.500%	209,100	25,995
CMO IO Series 4121 Class IA
01/15/41	3.500%	215,778	44,529
CMO IO Series 4121 Class MI
10/15/42	4.000%	220,624	55,328
CMO IO Series 4122 Class JI
12/15/40	4.000%	213,922	39,390
CMO IO Series 4139 Class CI
05/15/42	3.500%	87,876	13,296

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (k) (continued)
CMO IO Series 4147 Class CI
01/15/41	3.500%	$329,429	$61,018
CMO IO Series 4177 Class IY
03/15/43	4.000%	450,478	103,377
CMO IO Series 4213 Class DI
06/15/38	3.500%	450,866	69,188
Federal National Mortgage Association (f)(l)(m)
CMO IO Series 2003-117 Class KS
08/25/33	6.948%	77,168	6,988
CMO IO Series 2006-5 Class N1
08/25/34	1.906%	348,166	14,794
CMO IO Series 2006-5 Class N2
02/25/35	1.952%	389,250	23,606
CMO IO Series 2007-54 Class DI
06/25/37	5.948%	599,908	113,629
CMO IO Series 2010-135 Class MS
12/25/40	5.798%	230,412	39,127
CMO IO Series 2012-80 Class DS
06/25/39	6.498%	212,919	43,168
CMO IO Series 2013-13 Class SA
03/25/43	5.998%	219,856	53,070
Federal National Mortgage Association (h)(l)
11/13/44	5.000%	1,000,000	1,107,266
11/18/29-11/13/44	3.000%	3,000,000	3,037,421
11/13/44	3.500%	2,000,000	2,068,124
11/13/44	4.000%	1,000,000	1,061,719
11/13/44	4.500%	2,000,000	2,167,500
Federal National Mortgage Association (l)(m)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	219,042	47,329
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	639,158	106,533
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	318,374	42,525
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	217,556	30,689
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	451,357	66,394
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	260,710	33,867
Government National Mortgage Association (h)(l)
11/20/44	4.000%	1,000,000	1,069,199
Government National Mortgage Association (l)(m)
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	211,829	27,996
Total Residential Mortgage-Backed Securities - Agency (Cost: $12,990,125)			$12,959,358

Residential Mortgage-Backed Securities - Non-Agency 0.3%
BCAP LLC Trust (d)(f)(l)
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	833,804	847,235
Series 2012-RR10 Class 2A1
09/26/36	2.613%	134,641	135,814

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1 (d)(l)
08/27/37	6.000%	$146,524	$152,764
Citigroup Mortgage Loan Trust, Inc. (d)(f)(l)
CMO Series 2010-7 Class 3A4
12/25/35	6.059%	175,000	175,074
CMO Series 2012-7 Class 12A1
03/25/36	2.615%	169,877	171,166
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	84,949	82,571
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	225,849	230,931
Citigroup Mortgage Loan Trust CMO Series 2013-2 Class 1A1 (d)(f)(l)
11/25/37	3.110%	96,680	97,770
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A (d)(f)(l)
11/26/36	0.312%	400,293	373,673
RBSSP Resecuritization Trust CMO Series 2012-1 Class 5A2 (d)(f)(l)
12/27/35	5.253%	100,000	90,128
Residential Mortgage Asset Trust Series 2012-1A Class A1 (d)(f)(l)
08/26/52	2.734%	25,908	26,015
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE (d)(f)(l)
03/25/34	3.466%	144,420	144,572
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $2,514,079)			$2,527,713

Commercial Mortgage-Backed Securities - Non-Agency —%
General Electric Capital Assurance Co. Series 2003-1 Class A4 (d)(f)(l)
05/12/35	5.254%	36,096	36,811
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class ASB (f)(l)
12/15/44	5.226%	8,793	8,812
ORES NPL LLC Series 2014-LV3 Class A (d)(l)
03/27/24	3.000%	160,085	160,078
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $204,910)			$205,701

Asset-Backed Securities - Non-Agency 0.1%
Carlyle Global Market Strategies CLO Series 2013-1A Class B (d)(f)
02/14/25	3.334%	100,000	99,913

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency (continued)
Dryden Senior Loan Fund Series 2014-33A Class C (d)(f)
07/15/26	3.066%	$183,333		$176,969
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A (d)(f)
07/06/38	2.654%	45,046		45,046
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1 (d)(f)
11/25/53	3.960%	248,136		249,115
Total Asset-Backed Securities - Non-Agency (Cost: $572,972)				$571,043

Inflation-Indexed Bonds(g) 1.4%
BRAZIL 0.1%
Brazil Notas do Tesouro Nacional
08/15/22	6.000%	BRL	731,046	300,949
Series B
05/15/35	6.000%	BRL	542,708	224,979
Total				525,928
GERMANY 0.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	4,238,600	5,547,131
ITALY 0.2%
Italy Buoni Poliennali Del Tesoro
09/15/41	2.550%	EUR	1,624,965	2,152,207
UNITED STATES 0.2%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	253,767		255,552
U.S. Treasury Inflation-Indexed Bond (e)
04/15/18	0.125%	1,028,950		1,041,169
02/15/40	2.125%	82,535		104,857
Total				1,401,578
URUGUAY 0.2%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	31,388,506	1,419,952
Total Inflation-Indexed Bonds (Cost: $11,625,866)				$11,046,796

U.S. Treasury Obligations 0.3%
U.S. Treasury (e)
08/15/20	2.625%	50,000		52,145
11/15/20	2.625%	50,000		52,059
11/15/18	9.000%	650,000		846,574

Issuer	Coupon Rate	Principal Amount		Value

U.S. Treasury Obligations (continued)
08/15/19	8.125%	$250,000		$325,898
08/15/19	3.625%	250,000		273,398
01/15/15	0.250%	750,000		750,352
08/15/41	3.750%	150,000		170,906
Total U.S. Treasury Obligations (Cost: $2,488,202)				$2,471,332

U.S. Government & Agency Obligations 0.7%
Federal Home Loan Mortgage Corp.
01/13/22	2.375%	2,882,000		2,900,298
Federal National Mortgage Association
10/15/15	4.375%	1,914,000		1,989,865
03/15/16	2.250%	610,000		625,051
11/15/16	1.375%	150,000		152,336
Private Export Funding Corp. U.S. Government Guaranty
09/15/17	5.450%	45,000		50,540
Total U.S. Government & Agency Obligations (Cost: $5,599,481)				$5,718,090

Foreign Government Obligations(g)(n) 7.8%
ARGENTINA 0.1%
Argentina Bonar Bonds
04/17/17	7.000%	262,729		233,172
Provincia de Buenos Aires Senior Unsecured (d)
01/26/21	10.875%	247,000		224,770
Total				457,942
AUSTRALIA 0.4%
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,000,000	964,732
12/17/24	5.500%	AUD	1,800,000	1,828,679
Local Government Guaranteed
06/15/20	6.000%	AUD	140,000	140,824
11/15/16	5.750%	AUD	100,000	93,269
Total				3,027,504
BRAZIL 0.3%
Banco Nacional de Desenvolvimento Economico e Social (d)
Senior Unsecured
09/26/23	5.750%	300,000		323,625
06/10/19	6.500%	400,000		446,000
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	575,000	230,140
Centrais Eletricas Brasileiras SA Senior Unsecured (d)
10/27/21	5.750%	300,000		304,875
Petrobras International Finance Co. SA
01/20/20	5.750%	810,000		855,060

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g)(n) (continued)
BRAZIL (CONTINUED)
01/20/40	6.875%	$100,000		$104,863
Total				2,264,563
CANADA 0.2%
Canadian Government Bond
06/01/20	3.500%	CAD	170,000	166,110
06/01/18	4.250%	CAD	1,660,000	1,623,664
Total				1,789,774
COLOMBIA 0.3%
Colombia Government International Bond
Senior Unsecured
06/28/27	9.850%	COP	285,000,000	177,261
01/18/41	6.125%	300,000		358,901
09/18/37	7.375%	250,000		336,875
Ecopetrol SA Senior Unsecured
01/16/25	4.125%	200,000		195,000
Empresa de Energia de Bogota SA ESP Senior Unsecured (d)
11/10/21	6.125%	495,000		536,862
Empresas Publicas de Medellin ESP (d)
Senior Unsecured
02/01/21	8.375%	COP	1,750,000,000	905,832
09/10/24	7.625%	COP	224,000,000	109,012
Total				2,619,743
CROATIA 0.1%
Croatia Government International Bond Senior Unsecured (d)
01/26/24	6.000%	400,000		432,500
DOMINICAN REPUBLIC 0.3%
Banco de Reservas de La Republica Dominicana Subordinated Notes (d)
02/01/23	7.000%	450,000		454,500
Dominican Republic International Bond (b)(d)
01/08/21	14.000%	DOP	31,954,000	801,958
07/05/19	15.000%	DOP	10,000,000	260,709
Dominican Republic International Bond (d)
Senior Unsecured
04/30/44	7.450%	400,000		447,000
05/06/21	7.500%	100,000		113,699
01/28/24	6.600%	120,000		132,900
04/20/27	8.625%	250,000		308,125
Total				2,518,891
EL SALVADOR —%
El Salvador Government International Bond Senior Unsecured (d)
06/15/35	7.650%	200,000		218,000

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g)(n) (continued)
FRANCE 0.2%
France Government Bond OAT
04/25/29	5.500%	EUR	$150,000	$280,500
04/25/17	3.750%	EUR	310,000	424,372
10/25/21	3.250%	EUR	400,000	590,796
Total				1,295,668
GERMANY 0.3%
Bundesrepublik Deutschland
01/04/18	4.000%	EUR	500,000	706,770
07/04/28	4.750%	EUR	510,000	921,809
01/04/19	3.750%	EUR	620,000	897,536
Total				2,526,115
GHANA —%
Republic of Ghana (d)
08/07/23	7.875%	100,000		100,650
HUNGARY 0.2%
Hungary Government International Bond
Senior Unsecured
03/29/21	6.375%	300,000		340,875
11/22/23	5.750%	66,000		72,600
03/29/41	7.625%	400,000		517,000
03/25/24	5.375%	500,000		533,125
Magyar Export-Import Bank Zrt. Government Guaranteed (d)
01/30/20	4.000%	316,000		314,025
Total				1,777,625
INDONESIA 0.5%
Indonesia Government International Bond (d)
Senior Unsecured
01/17/38	7.750%	1,000,000		1,316,250
05/05/21	4.875%	150,000		160,378
Indonesia Treasury Bond
Senior Unsecured
09/15/19	11.500%	IDR	8,000,000,000	754,218
11/15/20	11.000%	IDR	1,300,000,000	122,544
05/15/27	7.000%	IDR	3,000,000,000	223,666
03/15/29	9.000%	IDR	2,531,000,000	219,972
04/15/19	7.875%	IDR	2,500,000,000	207,075
Majapahit Holding BV (d)
01/20/20	7.750%	200,000		232,973
PT Pertamina Persero (d)
Senior Unsecured
05/03/22	4.875%	250,000		255,000
05/03/42	6.000%	200,000		200,000

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g)(n) (continued)
INDONESIA (CONTINUED)
PT Perusahaan Listrik Negara Senior Unsecured (d)
11/22/21	5.500%	$500,000		$531,594
Total				4,223,670
ITALY 0.7%
Italy Buoni Poliennali Del Tesoro
09/01/22	5.500%	EUR	2,000,000	3,136,384
11/01/17	3.500%	EUR	1,500,000	2,027,645
Total				5,164,029
IVORY COAST —%
Ivory Coast Government International Bond (d)
Senior Unsecured
07/23/24	5.375%	200,000		191,500
Ivory Coast Government International Bond (f)
Senior Unsecured
12/31/32	5.750%	100,000		96,520
Total				288,020
JAPAN 0.2%
Japan Government 20-Year Bond
Senior Unsecured
12/20/27	2.100%	JPY	30,000,000	312,527
09/20/26	2.200%	JPY	35,000,000	367,724
Japan Government 30-Year Bond Senior Unsecured
03/20/33	1.100%	JPY	92,000,000	809,772
Total				1,490,023
KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC (d)
Senior Unsecured
01/23/15	11.750%	400,000		408,500
05/05/20	7.000%	100,000		112,625
04/09/21	6.375%	400,000		439,000
Total				960,125
LITHUANIA 0.1%
Lithuania Government International Bond Senior Unsecured (d)
02/01/22	6.625%	370,000		447,684
MACEDONIA —%
Macedonia Government Bond (d)
07/24/21	3.975%	EUR	100,000	127,024
MEXICO 0.8%
Mexican Bonos
12/13/18	8.500%	MXN	3,700,000	312,192

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g)(n) (continued)
MEXICO (CONTINUED)
12/14/17	7.750%	MXN	$1,100,000	$89,617
06/09/22	6.500%	MXN	4,800,000	374,224
06/16/16	6.250%	MXN	4,200,000	324,950
12/15/16	7.250%	MXN	1,000,000	79,431
06/11/20	8.000%	MXN	9,740,000	819,372
06/10/21	6.500%	MXN	25,350,000	1,978,939
06/03/27	7.500%	MXN	5,000,000	410,256
Petroleos Mexicanos
06/15/35	6.625%	675,000		796,500
06/02/41	6.500%	200,000		234,000
01/23/45	6.375%	500,000		573,846
Total				5,993,327
MOROCCO —%
Morocco Government International Bond Senior Unsecured (d)
12/11/22	4.250%	300,000		303,750
NETHERLANDS —%
Petrobras Global Finance BV
03/17/24	6.250%	189,000		200,956
NEW ZEALAND 0.1%
New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	500,000	408,653
NORWAY 0.2%
Norway Government Bond
05/19/17	4.250%	NOK	5,850,000	932,035
05/24/23	2.000%	NOK	2,000,000	298,034
Total				1,230,069
PANAMA —%
Ena Norte Trust Pass-Through Certificates (d)
04/25/23	4.950%	136,156		139,901
PARAGUAY —%
Republic of Paraguay (d)
08/11/44	6.100%	77,000		82,582
PERU 0.1%
Corporacion Financiera de Desarrollo SA Senior Unsecured (d)
02/08/22	4.750%	200,000		208,929
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (d)(i)
05/31/18	0.000%	107,585		100,857

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g)(n) (continued)
PERU (CONTINUED)
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%	$200,000		$264,500
08/12/26	8.200%	PEN	308,000	128,974
Peruvian Government International Bond (d)
Senior Unsecured
08/12/31	6.950%	PEN	540,000	196,946
08/12/26	8.200%	PEN	250,000	104,687
Total				1,004,893
PHILIPPINES 0.1%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (d)
12/02/24	7.390%	300,000		390,000
POLAND 0.4%
Poland Government Bond
10/25/17	5.250%	PLN	2,200,000	717,173
10/25/21	5.750%	PLN	1,000,000	363,488
10/25/19	5.500%	PLN	4,000,000	1,381,652
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	600,000		674,250
Total				3,136,563
REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds Senior Unsecured (d)
11/03/21	5.500%	500,000		540,000
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (f)
06/30/29	3.500%	89,300		81,590
ROMANIA 0.1%
Romanian Government International Bond Senior Unsecured (d)
02/07/22	6.750%	400,000		479,500
RUSSIAN FEDERATION 0.3%
Gazprom OAO Via Gaz Capital SA (d)
Senior Unsecured
03/07/22	6.510%	842,000		878,838
11/22/16	6.212%	100,000		104,294
08/16/37	7.288%	100,000		106,500
04/11/18	8.146%	80,000		88,371
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (d)
12/27/17	5.298%	200,000		194,750

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g)(n) (continued)
RUSSIAN FEDERATION (CONTINUED)
Russian Foreign Bond - Eurobond (d)
Senior Unsecured
04/04/42	5.625%	$200,000		$204,000
Russian Foreign Bond - Eurobond (d)(f)
Senior Unsecured
03/31/30	7.500%		526,620	597,445
Total				2,174,198
SENEGAL —%
Senegal Government International Bond (d)
07/30/24	6.250%		51,000	50,490
SERBIA —%
Republic of Serbia (d)
12/03/18	5.875%		200,000	211,750
SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured
03/08/41	6.250%		100,000	117,542
Transnet SOC Ltd. Senior Unsecured (d)
07/26/22	4.000%		200,000	191,250
Total				308,792
SOUTH KOREA —%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%		300,000	338,489
SWEDEN 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	716,020
TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (d)
08/14/19	9.750%		350,000	437,500
TURKEY 0.4%
Export Credit Bank of Turkey Senior Unsecured (d)
04/24/19	5.875%		400,000	426,004
Turkey Government International Bond
Senior Unsecured
06/05/20	7.000%		277,000	322,289
02/05/25	7.375%		200,000	247,190
03/17/36	6.875%		410,000	496,100
03/30/21	5.625%		750,000	821,235

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g)(n) (continued)
TURKEY (CONTINUED)
09/26/22	6.250%	$950,000		$1,078,250
Total				3,391,068
UNITED ARAB EMIRATES 0.1%
Abu Dhabi National Energy Co. (d)
Senior Unsecured
05/06/24	3.875%	179,000		181,989
12/13/21	5.875%	400,000		468,751
Dolphin Energy Ltd. Senior Secured (d)
12/15/21	5.500%	200,000		228,287
Total				879,027
UNITED KINGDOM 0.4%
United Kingdom Gilt
03/07/19	4.500%	GBP	800,000	1,446,513
09/07/22	1.750%	GBP	1,000,000	1,569,210
09/07/21	3.750%	GBP	35,000	62,870
Total				3,078,593
URUGUAY —%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%	300,000		261,900
VENEZUELA 0.4%
Petroleos de Venezuela SA
11/02/17	8.500%	363,800		275,542
11/17/21	9.000%	149,496		94,743
04/12/17	5.250%	1,210,000		802,230
Senior Unsecured
10/28/15	5.000%	77,569		68,649
Venezuela Government International Bond
Senior Unsecured
12/01/18	7.000%	312,000		207,480
10/13/19	7.750%	250,000		161,875
05/07/23	9.000%	2,105,000		1,352,462
Total				2,962,981
ZAMBIA 0.1%
Zambia Government International Bond Senior Unsecured (d)
04/14/24	8.500%	400,000		457,000
Total Foreign Government Obligations (Cost: $60,862,897)				$60,989,142

Shares	Value

Exchange-Traded Funds 1.9%
UNITED STATES 1.9%
iShares MSCI Canada ETF	489,000	$14,630,880
iShares MSCI EAFE ETF	7,552	482,950
Total	15,113,830
Total Exchange-Traded Funds (Cost: $16,628,589)	$15,113,830

Fixed-Income Funds 3.7%
INVESTMENT GRADE 3.7%
Columbia Mortgage Opportunities Fund, Class I Shares (o)	2,865,488	28,998,741
Total Fixed-Income Funds (Cost: $28,714,981)	$28,998,741

Alternative Investment Funds 2.1%
Columbia Commodity Strategy Fund, Class I Shares (a)(o)	2,148,611	16,222,010
Total Alternative Investment Funds (Cost: $20,227,781)	$16,222,010

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 2-Year Interest Rate Swap(p)
8,000,000	2.10	11/28/14	$1
Put - OTC 3-Year Interest Rate Swap (p)
8,000,000	2.25	11/02/15	43,953
5,000,000	1.75	02/11/15	4,456
S&P 500 Index
178	1,600.00	12/19/14	48,950
Total Options Purchased Puts (Cost: $3,244,459)	$97,360

Shares	Value

Money Market Funds 14.6%
Columbia Short-Term Cash Fund, 0.092% (o)(q)	114,635,939	$114,635,939
Total Money Market Funds (Cost: $114,635,939)	$114,635,939
Total Investments (Cost: $745,580,032) (r)	$793,457,746(s)
Other Assets & Liabilities, Net	(7,356,227)
Net Assets	$786,101,519

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	11/19/2014	1,773 USD	2,000 CAD	1	—
Barclays Bank PLC	11/19/2014	8,788,671 USD	9,850,000 CAD	—	(52,257)
Barclays Bank PLC	12/05/2014	78,956,490 USD	62,360,000 EUR	—	(794,525)
Barclays Bank PLC	12/12/2014	5,800,000 AUD	5,058,255 USD	—	(32,067)
Barclays Bank PLC	12/12/2014	7,550,000 EUR	9,577,266 USD	113,646	—
Barclays Bank PLC	12/12/2014	1,720,250,000 JPY	16,024,611 USD	703,872	—
Barclays Bank PLC	12/12/2014	4,800,000 NZD	3,753,816 USD	26,162	—
Barclays Bank PLC	12/12/2014	1,181,309 USD	1,325,000 CAD	—	(6,797)
Barclays Bank PLC	12/12/2014	3,544,278 USD	3,375,000 CHF	—	(35,337)
Barclays Bank PLC	12/12/2014	160,553 USD	100,000 GBP	—	(632)
Barclays Bank PLC	12/12/2014	14,746,155 USD	96,025,000 NOK	—	(528,326)
Barclays Bank PLC	12/12/2014	781,338 USD	5,600,000 SEK	—	(22,895)
Barclays Bank PLC	12/12/2014	15,900,157 USD	20,225,000 SGD	—	(159,886)
Citigroup Global Markets Inc.	11/06/2014	3,550,000,000 JPY	31,673,804 USD	68,609	—
Citigroup Global Markets Inc.	11/06/2014	32,545,518 USD	3,550,000,000 JPY	—	(940,322)
Citigroup Global Markets Inc.	12/08/2014	31,684,264 USD	3,550,000,000 JPY	—	(65,747)
Citigroup Global Markets Inc.	12/12/2014	4,900,000 CAD	4,369,967 USD	26,487	—
Citigroup Global Markets Inc.	12/12/2014	650,000 GBP	1,043,562 USD	4,078	—
Citigroup Global Markets Inc.	12/12/2014	490,500,000 JPY	4,570,827 USD	202,379	—
Citigroup Global Markets Inc.	12/12/2014	30,500,000 NOK	4,684,884 USD	168,937	—
Citigroup Global Markets Inc.	12/12/2014	13,600,000 NZD	10,639,688 USD	78,001	—
Citigroup Global Markets Inc.	12/12/2014	15,900,000 SEK	2,219,276 USD	65,841	—
Citigroup Global Markets Inc.	12/12/2014	8,898,378 USD	10,200,000 AUD	53,568	—
Citigroup Global Markets Inc.	12/12/2014	7,773,436 USD	7,400,000 CHF	—	(79,758)
Citigroup Global Markets Inc.	12/12/2014	7,358,054 USD	5,800,000 EUR	—	(87,989)
Citigroup Global Markets Inc.	12/12/2014	31,829,488 USD	40,500,000 SGD	—	(310,033)
Credit Suisse Securities (USA) L.L.C.	11/19/2014	4,145,000 EUR	5,260,257 USD	65,452	—
Credit Suisse Securities (USA) L.L.C.	11/19/2014	11,037,000 NOK	1,674,112 USD	38,621	—
Credit Suisse Securities (USA) L.L.C.	11/19/2014	1,670,059 USD	11,037,000 NOK	—	(34,568)
Credit Suisse Securities (USA) L.L.C.	11/19/2014	3,510,081 USD	25,577,000 SEK	—	(46,205)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	2,100,000 AUD	1,832,863 USD	—	(10,185)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	1,300,000 CAD	1,161,936 USD	9,585	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	3,500,000 CHF	3,677,888 USD	38,987	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	3,900,000 EUR	4,953,643 USD	65,150	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	1,000,000 GBP	1,613,562 USD	14,357	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	33,400,000 JPY	311,217 USD	13,753	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	31,800,000 NOK	4,885,587 USD	177,158	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	20,200,000 SGD	15,879,685 USD	158,870	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	443,507 USD	500,000 AUD	—	(4,686)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	529,318 USD	500,000 CHF	—	(9,475)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	1,284,935 USD	800,000 GBP	—	(5,571)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	551,880 USD	59,600,000 JPY	—	(21,076)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	300,090 USD	2,000,000 NOK	—	(3,963)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	4,698,378 USD	6,000,000 NZD	—	(38,810)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	995,133 USD	7,200,000 SEK	—	(19,992)
Deutsche Bank	11/10/2014	2,456,000 CAD	2,228,778 USD	49,959	—
Deutsche Bank	11/10/2014	6,104,000 ILS	1,671,302 USD	65,134	—
Deutsche Bank	11/10/2014	353,012,000 JPY	3,311,870 USD	168,955	—
Deutsche Bank	11/10/2014	4,980,185,000 KRW	4,793,940 USD	140,072	—
Deutsche Bank	11/10/2014	24,261,000 NOK	3,806,936 USD	210,765	—
Deutsche Bank	11/10/2014	20,588,000 TWD	685,924 USD	9,303	—
Deutsche Bank	11/10/2014	14,905,000 TWD	489,330 USD	—	(520)
Deutsche Bank	11/10/2014	954,664 USD	1,091,000 AUD	5,017	—
Deutsche Bank	11/10/2014	7,106,122 USD	7,832,000 AUD	—	(216,831)
Deutsche Bank	11/10/2014	2,210,600 USD	2,066,000 CHF	—	(63,227)
Deutsche Bank	11/10/2014	1,529,100 USD	8,792,000 DKK	—	(48,790)
Deutsche Bank	11/10/2014	1,120,374 USD	889,000 EUR	—	(6,281)
Deutsche Bank	11/10/2014	5,416,233 USD	3,336,000 GBP	—	(79,893)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	11/10/2014	676,425 USD	830,000 NZD	—	(29,815)
Deutsche Bank	11/10/2014	1,556,717 USD	11,067,000 SEK	—	(57,948)
Deutsche Bank	11/10/2014	313,637 USD	399,000 SGD	—	(3,069)
Deutsche Bank	11/25/2014	2,300,000 BRL	907,910 USD	—	(14,332)
Deutsche Bank	12/12/2014	1,700,000 AUD	1,483,636 USD	—	(8,355)
Deutsche Bank	12/12/2014	800,000 CAD	713,821 USD	4,682	—
Deutsche Bank	12/12/2014	81,100,000 JPY	755,827 USD	33,542	—
Deutsche Bank	12/12/2014	800,000 SGD	628,967 USD	6,360	—
Deutsche Bank	12/12/2014	105,089 USD	100,000 CHF	—	(1,120)
Deutsche Bank	12/12/2014	1,649,039 USD	1,300,000 EUR	—	(19,542)
Deutsche Bank	12/12/2014	803,375 USD	500,000 GBP	—	(3,772)
Deutsche Bank	12/12/2014	97,684 USD	700,000 SEK	—	(2,878)
HSBC Securities (USA), Inc.	11/19/2014	5,319,416 USD	34,787,000 NOK	—	(164,589)
HSBC Securities (USA), Inc.	12/12/2014	100,000 CAD	89,230 USD	588	—
HSBC Securities (USA), Inc.	12/12/2014	9,000,000 CHF	9,456,265 USD	99,089	—
HSBC Securities (USA), Inc.	12/12/2014	400,000 GBP	642,388 USD	2,706	—
HSBC Securities (USA), Inc.	12/12/2014	872,890 USD	1,000,000 AUD	4,752	—
HSBC Securities (USA), Inc.	12/12/2014	4,316,232 USD	3,400,000 EUR	—	(54,470)
HSBC Securities (USA), Inc.	12/12/2014	13,469,407 USD	1,445,200,000 JPY	—	(598,294)
HSBC Securities (USA), Inc.	12/12/2014	307,437 USD	2,000,000 NOK	—	(11,309)
HSBC Securities (USA), Inc.	12/12/2014	5,167,140 USD	6,600,000 NZD	—	(41,615)
HSBC Securities (USA), Inc.	12/12/2014	15,580,934 USD	111,600,000 SEK	—	(466,261)
HSBC Securities (USA), Inc.	12/12/2014	2,751,572 USD	3,500,000 SGD	—	(27,669)
J.P. Morgan Securities, Inc.	11/25/2014	1,435,000 PLN	432,588 USD	7,085	—
Morgan Stanley	12/12/2014	700,000 AUD	610,771 USD	—	(3,579)
Morgan Stanley	12/12/2014	3,300,000 CAD	2,943,271 USD	18,071	—
Morgan Stanley	12/12/2014	2,100,000 GBP	3,371,763 USD	13,432	—
Morgan Stanley	12/12/2014	210,067 USD	200,000 CHF	—	(2,129)
Morgan Stanley	12/12/2014	4,324,596 USD	5,500,000 SGD	—	(44,176)
Standard Chartered Bank	11/19/2014	5,437,000 GBP	8,744,680 USD	48,173	—
Standard Chartered Bank	11/19/2014	4,451,000 NZD	3,497,039 USD	32,515	—
State Street Bank & Trust Company	12/12/2014	2,700,000 AUD	2,355,804 USD	—	(13,829)
State Street Bank & Trust Company	12/12/2014	500,000 EUR	634,375 USD	7,645	—
State Street Bank & Trust Company	12/12/2014	3,900,000 NZD	3,052,452 USD	23,733	—
State Street Bank & Trust Company	12/12/2014	4,994,203 USD	5,600,000 CAD	—	(30,227)
State Street Bank & Trust Company	12/12/2014	630,186 USD	600,000 CHF	—	(6,374)
State Street Bank & Trust Company	12/12/2014	4,978,197 USD	3,100,000 GBP	—	(20,660)
State Street Bank & Trust Company	12/12/2014	675,512 USD	72,500,000 JPY	—	(29,819)
UBS Securities LLC	12/08/2014	235,000 EUR	294,462 USD	—	(107)
UBS Securities LLC	12/12/2014	1,300,000 CAD	1,148,633 USD	—	(3,719)
UBS Securities LLC	12/12/2014	75,000 CHF	78,751 USD	774	—
UBS Securities LLC	12/12/2014	950,000 EUR	1,205,028 USD	14,241	—
UBS Securities LLC	12/12/2014	2,250,000 GBP	3,612,465 USD	14,253	—
UBS Securities LLC	12/12/2014	163,500,000 JPY	1,524,916 USD	68,767	—
UBS Securities LLC	12/12/2014	52,325,000 NOK	8,018,250 USD	270,810	—
UBS Securities LLC	12/12/2014	300,000 NZD	236,577 USD	3,599	—
UBS Securities LLC	12/12/2014	151,300,000 SEK	21,109,153 USD	617,664	—
UBS Securities LLC	12/12/2014	45,425,000 SGD	35,708,819 USD	356,442	—
UBS Securities LLC	12/12/2014	1,918,488 USD	2,200,000 AUD	12,324	—
UBS Securities LLC	12/12/2014	439,159 USD	500,000 AUD	—	(338)
UBS Securities LLC	12/12/2014	6,307,308 USD	7,075,000 CAD	—	(35,856)
UBS Securities LLC	12/12/2014	423,886 USD	400,000 CHF	—	(8,011)
UBS Securities LLC	12/12/2014	511,480 USD	400,000 EUR	—	(10,096)
UBS Securities LLC	12/12/2014	797,805 USD	500,000 GBP	1,798	—
UBS Securities LLC	12/12/2014	3,991,410 USD	428,350,000 JPY	—	(176,477)
UBS Securities LLC	12/12/2014	470,946 USD	3,100,000 NOK	—	(11,948)
UBS Securities LLC	12/12/2014	8,524,781 USD	10,900,000 NZD	—	(59,899)
UBS Securities LLC	12/12/2014	625,343 USD	4,500,000 SEK	—	(15,880)
UBS Securities LLC	12/12/2014	78,574 USD	100,000 SGD	—	(748)
Wells Fargo Bank	12/12/2014	900,000 AUD	784,710 USD	—	(5,168)
Wells Fargo Bank	12/12/2014	1,300,000 CAD	1,158,542 USD	6,190	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Wells Fargo Bank	12/12/2014	9,600,000 NOK	1,474,994 USD	53,581	—
Wells Fargo Bank	12/12/2014	3,900,000 SGD	3,064,592 USD	29,385	—
Wells Fargo Bank	12/12/2014	1,269,300 USD	1,000,000 EUR	—	(15,840)
Wells Fargo Bank	12/12/2014	1,445,670 USD	900,000 GBP	—	(6,385)
Wells Fargo Bank	12/12/2014	3,611,784 USD	387,400,000 JPY	—	(161,557)
Wells Fargo Bank	12/12/2014	469,740 USD	600,000 NZD	—	(3,783)
Total				4,494,920	(5,898,287)

Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, cash and securities totaling $19,525,976 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	17	EUR	5,321,361	06/2015	—	(303)
3MO EUROYEN (TFX)	8	JPY	1,777,788	06/2015	227	—
90 DAY STERLING	9	GBP	1,785,086	06/2015	—	(736)
AUST 10YR BOND	21	AUD	2,269,171	12/2014	35,531	—
BANK ACCEPT	12	CAD	2,627,479	06/2015	—	(309)
CAN 10YR BOND	4	CAD	486,332	12/2014	—	(1,974)
DAX INDEX	2	EUR	583,279	12/2014	29,132	—
EURO STOXX 50	13	EUR	505,182	12/2014	10,705	—
EURO-BUND	4	EUR	756,452	12/2014	2,462	—
FTSE 100 INDEX	19	GBP	1,977,302	12/2014	27,619	—
FTSE/MIB INDEX	13	EUR	1,605,636	12/2014	22,303	—
HANG SENG INDEX	7	HKD	1,080,579	11/2014	16,722	—
IBEX 35 INDEX	5	EUR	653,518	11/2014	16,043	—
LONG GILT	8	GBP	1,473,004	12/2014	—	(5,777)
LONG GILT	154	GBP	28,355,332	12/2014	562,837	—
MSCI SING IX ETS	5	SGD	287,616	11/2014	5,217	—
RUSSELL 2000 EMINI ICE	1	USD	117,100	12/2014	1,628	—
S&P 500	1	USD	502,850	12/2014	7,664	—
TOPIX INDEX	140	JPY	16,664,144	12/2014	594,329	—
US 10YR NOTE	32	USD	4,043,500	12/2014	19,183	—
US LONG BOND	85	USD	11,992,969	12/2014	67,480	—
US ULTRA T-BOND	33	USD	5,174,813	12/2014	42,985	—
Total					1,462,067	(9,099)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO SWISS FRANC	(26)	CHF	(6,761,108)	06/2015	—	(68)
CAC40 10 EURO	(3)	EUR	(159,044)	11/2014	—	(4,259)
EURO STOXX 50	(270)	EUR	(10,492,250)	12/2014	406,866	—
EURO$ 90 DAY	(15)	USD	(3,735,375)	06/2015	675	—
EURO-BOBL	(15)	EUR	(2,406,988)	12/2014	—	(6,011)
JPN 10YR BOND (OSE)	(5)	JPY	(6,522,591)	12/2014	—	(11,319)
MSCI EMER MKT MIN	(278)	USD	(14,089,040)	12/2014	361,125	—
OMXS30 INDEX	(114)	SEK	(2,179,140)	11/2014	—	(127,426)
S&P/TSE 60 INDEX	(5)	CAD	(752,229)	12/2014	—	(6,388)
S&P500 EMINI	(273)	USD	(27,455,610)	12/2014	—	(476,371)
SPI 200	(5)	AUD	(606,980)	12/2014	—	(38,267)
Total					768,666	(670,109)

Credit Default Swap Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $750,820 was received from broker as collateral to cover open credit default swap contracts.

At October 31, 2014, cash totaling $284,728 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	CDX Emerging Markets Index 22-V1	12/20/2019	1.00	9,750,000	671,010	(693,493)	(10,833)	—	(33,316)

Credit Default Swap Contracts Outstanding at October 31, 2014

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/2018	1.00	0.485	17,000,000	164,141	—	18,889	183,030	—

*Centrally cleared swap contract

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap Contracts Outstanding at October 31, 2014

At October 31, 2014, securities totaling $363,000 were pledged as collateral to cover open total return equity swap contracts.

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Barclays	Total return on S&P 500 Dynamic VIX Futures Excess Returns Index	Fixed Rate of 1.50%	01/30/2015	USD	8,775,632	—	(505,255)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2014, the value of these securities amounted to $1,406,129, which represents 0.18% of net assets.

(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2014 was $1, which represents less than 0.01% of net assets. Information concerning such security holdings at October 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02-04-2009 - 05-14-2009	—

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $41,927,899 or 5.33% of net assets.

(e)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)	Variable rate security.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.

(i)	Zero coupon bond.
(j)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2014, the value of these securities amounted to $53,675, which represents 0.01% of net assets.

(k)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at October 31, 2014:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
11/18/29 3.500%	2,500,000	11/18/14	2,636,816	2,641,406

(l)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(m)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(n)	Principal and interest may not be guaranteed by the government.
(o)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	20,227,781	—	—	—	20,227,781	—	—	16,222,010
Columbia Mortgage Opportunities Fund, Class I Shares	28,506,185	28,851,347	(28,642,551)	—	28,714,981	—	208,796	28,998,741
Columbia Short-Term Cash Fund	133,511,015	122,315,850	(141,190,926)	—	114,635,939	—	29,788	114,635,939
Total	182,244,981	151,167,197	(169,833,477)	—	163,578,701	—	238,584	159,856,690

(p)	Purchased swaption contracts outstanding at October 31, 2014:

At October 31, 2014, cash totaling $49,180 was received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.100	11/30/2016	8,000,000	104,800	1
OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/04/2018	8,000,000	75,920	43,953
OTC 3-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Receive	1.750	02/13/2018	5,000,000	37,125	4,456
Total								48,410

(q)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(r)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $745,580,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$74,071,000
Unrealized Depreciation	(26,193,000)
Net Unrealized Appreciation	$47,878,000

(s)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
ADS	American Depositary Share
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso

DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated July 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	37,085,459	33,284,108	—	70,369,567
Consumer Staples	23,849,372	11,537,278	—	35,386,650
Energy	28,142,283	10,835,215	—	38,977,498
Financials	51,108,886	50,682,001	1	101,790,888
Health Care	40,807,170	19,650,386	—	60,457,556
Industrials	27,295,049	19,727,673	—	47,022,722
Information Technology	54,820,255	20,297,355	—	75,117,610
Materials	11,278,010	7,257,052	—	18,535,062
Telecommunication Services	804,335	10,200,516	—	11,004,851
Utilities	5,596,367	4,498,693	—	10,095,060
Preferred Stocks
Consumer Staples	—	1,751,448	—	1,751,448
Energy	383,557	—	—	383,557
Exchange-Traded Funds	15,113,830	—	—	15,113,830
Convertible Preferred Stocks
Consumer Staples	—	679,047	—	679,047
Energy	—	533,613	—	533,613
Financials	1,162,437	837,307	—	1,999,744
Health Care	235,821	—	—	235,821
Industrials	274,529	—	—	274,529
Materials	174,535	—	—	174,535
Utilities	341,790	692,167	—	1,033,957
Total Equity Securities	298,473,685	192,463,859	1	490,937,545
Bonds
Corporate Bonds & Notes	—	28,216,161	—	28,216,161
Convertible Bonds	—	17,860,815	—	17,860,815
Residential Mortgage-Backed Securities - Agency	—	12,959,358	—	12,959,358
Residential Mortgage-Backed Securities - Non-Agency	—	2,296,782	230,931	2,527,713
Commercial Mortgage-Backed Securities - Non-Agency	—	205,701	—	205,701
Asset-Backed Securities - Non-Agency	—	525,997	45,046	571,043
Inflation-Indexed Bonds	—	11,046,796	—	11,046,796
U.S. Treasury Obligations	2,471,332	—	—	2,471,332
U.S. Government & Agency Obligations	—	5,718,090	—	5,718,090
Foreign Government Obligations	—	59,926,475	1,062,667	60,989,142
Total Bonds	2,471,332	138,756,175	1,338,644	142,566,151
Other
Options Purchased Puts	48,950	48,410	—	97,360
Total Other	48,950	48,410	—	97,360
Mutual Funds
Fixed-Income Funds	28,998,741	—	—	28,998,741
Alternative Investment Funds	16,222,010	—	—	16,222,010
Money Market Funds	114,635,939	—	—	114,635,939
Total Mutual Funds	159,856,690	—	—	159,856,690
Investments in Securities	460,850,657	331,268,444	1,338,645	793,457,746
Forward Sale Commitments Liability	—	(2,641,406)	—	(2,641,406)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,494,920	—	4,494,920
Futures Contracts	2,230,733	—	—	2,230,733
Swap Contracts	—	183,030	—	183,030
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,898,287)	—	(5,898,287)
Futures Contracts	(679,208)	—	—	(679,208)
Swap Contracts	—	(538,571)	—	(538,571)
Total	462,402,182	326,868,130	1,338,645	790,608,957

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical      pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain asset backed securities, residential backed securities and foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar  sets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
126,000	—	—	126,000

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Income Opportunities Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 92.5%
Aerospace & Defense 1.8%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$5,951,000	$5,809,664
Bombardier, Inc. (a)
Senior Unsecured
03/15/20	7.750%	3,917,000	4,347,870
10/15/22	6.000%	4,247,000	4,361,138
01/15/23	6.125%	8,395,000	8,678,331
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	6,248,000	6,529,160
03/15/21	7.125%	10,333,000	11,107,975
Oshkosh Corp.
03/01/20	8.500%	9,029,000	9,548,167
TransDigm, Inc.
10/15/20	5.500%	982,000	982,000
07/15/22	6.000%	7,875,000	7,963,594
Total			59,327,899
Automotive 2.7%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	4,704,000	4,774,560
03/15/21	6.250%	5,336,000	5,602,800
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	6,891,000	7,381,984
06/15/21	8.250%	8,079,000	9,028,282
Collins & Aikman Products Co. (a)(b)(c)(d)
08/15/12	12.875%	6,910,000	691
Gates Global LLC/Co. (a)
07/15/22	6.000%	4,881,000	4,734,570
General Motors Co. Senior Unsecured
10/02/23	4.875%	16,184,000	17,337,110
General Motors Financial Co., Inc.
09/25/21	4.375%	4,362,000	4,569,631
Jaguar Land Rover Automotive PLC (a)
12/15/18	4.125%	5,263,000	5,355,103
11/15/19	4.250%	3,177,000	3,192,885
Lear Corp. Escrow Bond (b)(c)(e)
12/01/16	8.750%	1,595,000	—
Schaeffler Finance BV (a)
Senior Secured
02/15/17	7.750%	3,160,000	3,535,250
05/15/21	4.250%	3,822,000	3,716,895
Schaeffler Holding Finance BV (a)
Senior Secured PIK
08/15/18	6.875%	10,876,000	11,406,205
11/15/19	6.250%	5,543,000	5,737,005
Total			86,372,971
Banking 2.3%
Ally Financial, Inc.
03/15/20	8.000%	27,392,000	32,938,880
09/15/20	7.500%	7,500,000	8,925,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Senior Unsecured
09/30/24	5.125%	$8,603,000	$8,947,120
Popular, Inc. Senior Unsecured
07/01/19	7.000%	3,474,000	3,500,055
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	6,319,000	6,402,259
Royal Bank of Scotland PLC (The) Subordinated Notes (f)
03/16/22	9.500%	1,839,000	2,101,793
Synovus Financial Corp.
Senior Unsecured
02/15/19	7.875%	9,534,000	10,678,080
Subordinated Notes
06/15/17	5.125%	2,631,000	2,696,775
Total			76,189,962
Brokerage/Asset Managers/Exchanges 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	7,466,000	7,960,623
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (a)
03/15/20	5.625%	2,842,000	2,976,995
Total			10,937,618
Building Materials 1.6%
Allegion US Holding Co., Inc.
10/01/21	5.750%	5,672,000	5,941,420
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	14,189,000	14,401,835
Building Materials Corp. of America (a)
Senior Secured
02/15/20	7.000%	2,055,000	2,161,860
Senior Unsecured
05/01/21	6.750%	9,848,000	10,561,980
Building Materials Corp. of America (a)(g)
Senior Unsecured
11/15/24	5.375%	11,272,000	11,300,180
Gibraltar Industries, Inc.
02/01/21	6.250%	2,001,000	2,061,030
HD Supply, Inc. Secured
04/15/20	11.000%	5,000,000	5,737,500
Total			52,165,805
Cable and Satellite 6.0%
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	15,416,000	15,512,350
01/15/24	5.750%	2,050,000	2,098,688

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
CCOH Safari LLC (g)
12/01/22	5.500%	$6,438,000	$6,502,380
12/01/24	5.750%	15,453,000	15,539,923
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	18,729,000	20,836,012
Cequel Communications Holdings I LLC/Capital Corp. (a)
Senior Unsecured
09/15/20	6.375%	6,760,000	7,047,300
12/15/21	5.125%	8,926,000	8,714,008
DISH DBS Corp.
09/01/19	7.875%	8,675,000	10,073,844
06/01/21	6.750%	14,466,000	16,057,260
07/15/22	5.875%	9,313,000	9,871,780
DigitalGlobe, Inc. (a)
02/01/21	5.250%	6,340,000	6,165,650
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	9,388,000	10,162,510
Intelsat Jackson Holdings SA
04/01/19	7.250%	5,390,000	5,659,500
Intelsat Luxembourg SA
06/01/21	7.750%	10,044,000	10,495,980
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	1,142,000	1,161,985
Numericable Group SA (a)
Senior Secured
05/15/19	4.875%	7,089,000	7,071,278
05/15/22	6.000%	13,098,000	13,392,705
Quebecor Media, Inc. (a)(b)(c)
01/15/49	9.750%	1,885,000	41,847
Unitymedia KabelBW GmbH (a)
01/15/25	6.125%	6,555,000	6,841,781
Videotron Ltd.
07/15/22	5.000%	4,174,000	4,299,220
Virgin Media Finance PLC Senior Unsecured (a)
10/15/24	6.000%	4,605,000	4,789,200
Virgin Media Secured Finance PLC Senior Secured (a)
04/15/21	5.375%	11,202,000	11,608,072
Total			193,943,273
Chemicals 2.7%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	11,522,000	12,458,162
Celanese U.S. Holdings LLC
06/15/21	5.875%	5,293,000	5,742,905
Huntsman International LLC
11/15/20	4.875%	2,965,000	2,987,238
Huntsman International LLC (a)(g)
11/15/22	5.125%	3,424,000	3,445,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
INEOS Group Holdings SA (a)
08/15/18	6.125%	$1,539,000	$1,552,466
02/15/19	5.875%	7,939,000	7,929,076
JM Huber Corp. Senior Unsecured (a)
11/01/19	9.875%	5,150,000	5,716,500
NOVA Chemicals Corp. (a)
Senior Unsecured
08/01/23	5.250%	6,774,000	7,078,830
05/01/25	5.000%	5,724,000	5,910,030
PQ Corp. Secured (a)
05/01/18	8.750%	26,886,000	28,499,160
WR Grace & Co. (a)
10/01/21	5.125%	4,375,000	4,558,225
10/01/24	5.625%	3,173,000	3,343,549
Total			89,221,541
Construction Machinery 2.7%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	6,623,000	7,169,398
CNH Industrial Capital LLC
04/15/18	3.625%	7,432,000	7,432,000
CNH Industrial Capital LLC (a)
Senior Unsecured
07/15/19	3.375%	5,770,000	5,611,325
Case New Holland Industrial, Inc.
12/01/17	7.875%	27,433,000	30,793,542
Columbus McKinnon Corp.
02/01/19	7.875%	2,139,000	2,235,255
H&E Equipment Services, Inc.
09/01/22	7.000%	5,340,000	5,700,450
United Rentals North America, Inc.
05/15/20	7.375%	3,021,000	3,277,785
04/15/22	7.625%	9,120,000	10,168,800
06/15/23	6.125%	6,144,000	6,612,480
Secured
07/15/18	5.750%	7,203,000	7,545,142
Total			86,546,177
Consumer Cyclical Services 1.5%
ADT Corp. (The)
Senior Unsecured
07/15/22	3.500%	8,893,000	7,959,235
06/15/23	4.125%	5,100,000	4,692,000
APX Group, Inc. Senior Secured
12/01/19	6.375%	33,001,000	32,423,482
IHS, Inc. (a)
11/01/22	5.000%	4,561,000	4,629,415
Total			49,704,132

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products 1.1%
Revlon Consumer Products Corp.
02/15/21	5.750%	$9,744,000	$9,744,000
Spectrum Brands, Inc.
03/15/20	6.750%	1,725,000	1,824,188
11/15/20	6.375%	5,926,000	6,266,745
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	10,079,000	10,003,407
Tempur Sealy International, Inc.
12/15/20	6.875%	7,982,000	8,520,785
Total			36,359,125
Diversified Manufacturing 0.8%
Actuant Corp.
06/15/22	5.625%	3,487,000	3,617,763
Amsted Industries, Inc. (a)
03/15/22	5.000%	6,502,000	6,412,598
09/15/24	5.375%	5,379,000	5,379,000
Entegris, Inc. (a)
04/01/22	6.000%	9,465,000	9,630,637
Total			25,039,998
Electric 1.6%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	13,188,000	15,046,677
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	11,331,000	12,209,153
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	5,000,000	5,350,000
NRG Energy, Inc.
07/15/22	6.250%	18,151,000	18,967,795
Total			51,573,625
Environmental 0.3%
Clean Harbors, Inc.
08/01/20	5.250%	9,423,000	9,682,133
Finance Companies 4.8%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	15,443,000	15,597,430
Senior Unsecured
10/01/21	5.000%	3,532,000	3,673,280
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	1,185,000	1,264,988
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	4,336,000	4,390,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
Aviation Capital Group Corp. Senior Unsecured (a)
04/06/21	6.750%	$420,000	$478,800
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	6,714,000	7,175,588
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	7,375,000	8,094,062
Senior Unsecured
02/15/19	5.500%	7,130,000	7,593,450
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	7,771,000	8,373,252
12/15/20	8.250%	14,612,000	17,534,400
04/15/21	4.625%	4,980,000	5,042,250
01/15/22	8.625%	4,638,000	5,751,120
Navient Corp.
Senior Unsecured
01/15/19	5.500%	3,890,000	4,033,463
01/25/22	7.250%	9,874,000	11,034,195
03/25/24	6.125%	7,483,000	7,726,272
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	10,650,000	10,623,375
Senior Unsecured
02/15/19	10.125%	1,750,000	1,870,313
Springleaf Finance Corp.
12/15/17	6.900%	4,918,000	5,323,735
06/01/20	6.000%	5,690,000	5,889,150
10/01/21	7.750%	5,231,000	5,911,030
10/01/23	8.250%	3,579,000	4,026,375
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	13,767,000	13,698,165
Total			155,104,893
Food and Beverage 1.5%
Aramark Services, Inc.
03/15/20	5.750%	10,707,000	11,188,815
B&G Foods, Inc.
06/01/21	4.625%	10,261,000	10,081,432
Constellation Brands, Inc. (g)
11/15/19	3.875%	2,142,000	2,174,130
11/15/24	4.750%	2,142,000	2,190,195
Darling Ingredients, Inc.
01/15/22	5.375%	9,528,000	9,551,820
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	3,447,000	3,412,530
Post Holdings, Inc. (a)
12/15/22	6.000%	3,681,000	3,552,165
WhiteWave Foods Co. (The)
10/01/22	5.375%	7,755,000	8,162,138
Total			50,313,225

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming 3.4%
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	$3,238,000	$3,367,520
11/01/23	5.375%	1,097,000	1,154,593
MCE Finance Ltd. (a)
02/15/21	5.000%	19,291,000	19,001,635
MGM Resorts International
10/01/20	6.750%	13,087,000	14,362,982
12/15/21	6.625%	12,546,000	13,737,870
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	6,619,000	6,321,145
Pinnacle Entertainment, Inc.
08/01/21	6.375%	8,303,000	8,884,210
Seminole Tribe of Florida, Inc. (a)
Senior Secured
10/01/20	6.535%	8,670,000	9,320,250
Senior Unsecured
10/01/20	7.804%	3,170,000	3,452,669
Seneca Gaming Corp. (a)
12/01/18	8.250%	5,574,000	5,824,830
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	7,772,000	7,441,690
Tunica-Biloxi Gaming Authority Senior Unsecured (a)(d)
11/15/15	9.000%	5,481,000	3,247,492
Wynn Macau Ltd. Senior Unsecured (a)
10/15/21	5.250%	13,054,000	13,054,000
Total			109,170,886
Health Care 7.3%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	2,002,000	1,986,985
Amsurg Corp.
11/30/20	5.625%	6,524,000	6,719,720
Amsurg Corp. (a)
07/15/22	5.625%	5,937,000	6,151,474
Biomet, Inc.
08/01/20	6.500%	1,990,000	2,129,300
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	19,462,000	20,970,305
Senior Secured
08/01/21	5.125%	2,318,000	2,422,310
Catamaran Corp.
03/15/21	4.750%	2,261,000	2,244,043
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	5,148,000	5,258,038
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	10,197,000	10,808,820

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	$13,042,000	$13,824,520
07/15/24	5.125%	11,019,000	11,239,380
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	1,808,000	1,936,820
01/31/22	5.875%	5,572,000	6,073,480
10/15/24	4.750%	5,823,000	5,841,197
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	746,000	826,195
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	13,964,000	15,028,755
HCA, Inc.
02/15/22	7.500%	8,253,000	9,583,796
Senior Secured
03/15/19	3.750%	5,177,000	5,189,942
02/15/20	6.500%	13,055,000	14,572,644
04/15/25	5.250%	9,976,000	10,337,630
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	4,191,000	4,348,163
LifePoint Hospitals, Inc.
12/01/21	5.500%	11,301,000	11,837,797
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	7,066,000	7,613,615
STHI Holding Corp. Secured (a)
03/15/18	8.000%	2,184,000	2,293,200
Teleflex, Inc. (a)
06/15/24	5.250%	628,000	637,420
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	16,105,000	16,467,362
10/01/20	6.000%	2,851,000	3,064,825
04/01/21	4.500%	3,272,000	3,280,180
Senior Unsecured
04/01/22	8.125%	19,188,000	21,994,245
Tenet Healthcare Corp. (a)
Senior Unsecured
03/01/19	5.000%	1,914,000	1,916,393
Universal Health Services, Inc. Senior Secured (a)
08/01/22	4.750%	11,535,000	11,744,072
Total			238,342,626
Healthcare Insurance 0.2%
Centene Corp. Senior Unsecured
05/15/22	4.750%	6,703,000	6,778,409

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction 1.1%
Brookfield Residential Properties, Inc./U.S. Corp. (a)
07/01/22	6.125%	$2,972,000	$3,157,750
Meritage Homes Corp.
03/01/18	4.500%	5,044,000	5,144,880
04/15/20	7.150%	3,019,000	3,320,900
04/01/22	7.000%	5,570,000	6,043,450
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	3,593,000	3,826,545
TRI Pointe Holdings, Inc. Senior Unsecured (a)
06/15/19	4.375%	3,000,000	2,985,000
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	1,323,000	1,418,917
04/15/20	7.750%	7,340,000	7,872,150
04/15/21	5.250%	600,000	604,278
Total			34,373,870
Independent Energy 9.5%
Antero Resources Corp. (a)
12/01/22	5.125%	16,996,000	16,999,399
Antero Resources Finance Corp.
11/01/21	5.375%	4,699,000	4,769,485
Athlon Holdings LP/Finance Corp. (a)
05/01/22	6.000%	20,764,000	22,295,345
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	5,312,000	5,524,480
Chesapeake Energy Corp.
08/15/20	6.625%	17,215,000	19,452,950
02/15/21	6.125%	19,295,000	21,417,450
03/15/23	5.750%	7,122,000	7,798,590
Cimarex Energy Co.
05/01/22	5.875%	7,654,000	8,228,050
06/01/24	4.375%	1,775,000	1,803,844
Comstock Resources, Inc.
06/15/20	9.500%	9,489,000	10,010,895
Concho Resources, Inc.
01/15/21	7.000%	6,799,000	7,334,421
01/15/22	6.500%	970,000	1,047,600
10/01/22	5.500%	6,032,000	6,363,760
04/01/23	5.500%	15,842,000	16,752,915
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	7,768,000	8,505,960
Kodiak Oil & Gas Corp.
01/15/21	5.500%	13,559,000	13,762,385
02/01/22	5.500%	18,597,000	18,968,940
Laredo Petroleum, Inc.
02/15/19	9.500%	11,671,000	12,312,905
01/15/22	5.625%	11,179,000	11,011,315
05/01/22	7.375%	8,068,000	8,390,720
Oasis Petroleum, Inc.
02/01/19	7.250%	7,209,000	7,425,270
11/01/21	6.500%	10,737,000	11,005,425

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
03/15/22	6.875%	$6,064,000	$6,306,560
01/15/23	6.875%	13,244,000	13,773,760
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	5,706,000	6,133,950
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	4,739,000	4,632,373
RSP Permian, Inc. (a)
10/01/22	6.625%	3,228,000	3,219,284
Range Resources Corp.
06/01/21	5.750%	7,170,000	7,564,350
SM Energy Co.
Senior Unsecured
01/01/23	6.500%	1,431,000	1,477,508
01/15/24	5.000%	6,299,000	5,889,565
Whiting Petroleum Corp.
10/01/18	6.500%	340,000	350,200
03/15/21	5.750%	17,176,000	18,120,680
Total			308,650,334
Leisure 1.3%
Activision Blizzard, Inc. (a)
09/15/21	5.625%	23,000,000	24,466,250
09/15/23	6.125%	3,624,000	3,922,980
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	4,434,000	4,456,170
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
06/01/24	5.375%	3,900,000	3,900,000
Speedway Motorsports, Inc.
02/01/19	6.750%	5,976,000	6,215,040
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (b)(c)
07/01/15	9.300%	38,547	38,547
Total			42,998,987
Lodging 1.2%
Choice Hotels International, Inc.
07/01/22	5.750%	2,686,000	2,894,165
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	15,804,000	16,653,465
Playa Resorts Holding BV (a)
08/15/20	8.000%	17,410,000	18,019,350
Total			37,566,980
Media and Entertainment 6.0%
AMC Networks, Inc.
07/15/21	7.750%	10,051,000	10,955,590
12/15/22	4.750%	16,978,000	16,850,665
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	11,627,000	12,004,877
02/15/24	5.625%	3,627,000	3,781,148
03/15/25	5.875%	6,483,000	6,807,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Clear Channel Worldwide Holdings, Inc.
Senior Unsecured
11/15/22	6.500%	$8,464,000	$8,717,920
11/15/22	6.500%	24,721,000	25,586,235
Gannett Co., Inc.
10/15/19	5.125%	11,479,000	11,938,160
10/15/23	6.375%	680,000	731,000
Gannett Co., Inc. (a)
09/15/21	4.875%	2,723,000	2,743,423
09/15/24	5.500%	2,362,000	2,438,765
Lamar Media Corp.
05/01/23	5.000%	4,959,000	4,959,620
01/15/24	5.375%	5,650,000	5,847,750
MDC Partners, Inc. (a)
04/01/20	6.750%	12,851,000	13,332,912
Netflix, Inc. Senior Unsecured (a)
03/01/24	5.750%	2,594,000	2,717,215
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	9,346,000	9,673,110
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	3,776,000	3,832,640
Sinclair Television Group, Inc.
11/01/21	6.375%	1,500,000	1,563,750
Sinclair Television Group, Inc. (a)
08/01/24	5.625%	7,478,000	7,384,525
Starz LLC/Finance Corp.
09/15/19	5.000%	1,938,000	1,996,140
Univision Communications, Inc. (a)
Senior Secured
11/01/20	7.875%	5,199,000	5,614,920
09/15/22	6.750%	9,215,000	10,228,650
05/15/23	5.125%	23,986,000	25,305,230
Ziff Davis Media, Inc. (b)(c)(d)
12/15/11	0.000%	753,352	19,662
Total			195,031,057
Metals 1.9%
Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	9,428,000	9,953,300
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	19,016,000	20,394,660
02/25/22	6.750%	14,918,000	16,558,980
Calcipar SA Senior Secured (a)
05/01/18	6.875%	8,836,000	9,145,260
Constellium NV (a)
05/15/24	5.750%	2,665,000	2,638,350
Peabody Energy Corp.
11/15/21	6.250%	4,025,000	3,811,172
Total			62,501,722

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream 5.5%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	$15,209,000	$15,893,405
03/15/24	4.875%	4,724,000	4,936,580
Crestwood Midstream Partners LP/Finance Corp.
03/01/22	6.125%	3,521,000	3,556,210
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	25,225,000	26,675,437
05/15/22	5.500%	7,536,000	7,422,960
Kinder Morgan, Inc.
Senior Unsecured
02/01/18	7.000%	675,000	745,099
06/01/18	7.250%	3,378,000	3,877,529
09/15/20	6.500%	18,795,000	21,528,701
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,842,000	5,217,255
02/15/23	5.500%	12,671,000	13,494,615
07/15/23	4.500%	16,983,000	17,407,575
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	5,453,000	5,793,813
07/15/21	6.500%	9,083,000	9,650,687
10/01/22	5.000%	4,246,000	4,330,920
11/01/23	4.500%	10,400,000	10,322,000
Sabine Pass Liquefaction LLC Senior Secured (a)
05/15/24	5.750%	5,790,000	5,985,412
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	411,000	431,550
11/15/23	4.250%	4,129,000	4,087,710
Targa Resources Partners LP/Finance Corp. (a)
11/15/19	4.125%	4,115,000	4,176,725
Tesoro Logistics LP/Finance Corp. (a)
Senior Unsecured
10/15/19	5.500%	2,124,000	2,182,410
10/15/22	6.250%	9,981,000	10,330,335
Total			178,046,928
Other Financial Institutions 0.5%
FTI Consulting, Inc.
11/15/22	6.000%	2,378,000	2,434,478
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	4,506,000	4,731,300
02/01/22	5.875%	7,847,000	8,062,792
Total			15,228,570
Other Industry 0.4%
AECOM Technology Corp. (a)
10/15/22	5.750%	3,462,000	3,643,755
CB Richard Ellis Services, Inc.
03/15/25	5.250%	10,619,000	10,871,201
Total			14,514,956
Other REIT 0.4%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	7,722,000	8,127,405

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other REIT (continued)
DuPont Fabros Technology LP
09/15/21	5.875%	$3,532,000	$3,673,280
Total			11,800,685
Packaging 1.0%
Reynolds Group Issuer, Inc./LLC
Senior Secured
08/15/19	7.875%	9,929,000	10,636,441
10/15/20	5.750%	7,418,000	7,714,720
02/15/21	6.875%	7,400,000	7,862,500
Sealed Air Corp. (a)
12/01/20	6.500%	2,199,000	2,418,900
09/15/21	8.375%	2,581,000	2,922,983
Total			31,555,544
Pharmaceuticals 1.4%
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	2,513,000	2,555,394
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	3,882,000	3,979,050
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	1,987,000	2,131,057
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	7,389,000	7,860,049
10/15/20	6.375%	15,875,000	16,291,719
07/15/21	7.500%	13,556,000	14,504,920
Total			47,322,189
Property & Casualty —%
Lumbermens Mutual Casualty Co. (a)(d)
Senior Subordinated Notes
12/01/97	8.450%	4,600,000	2,300
Subordinated Notes
12/01/37	8.300%	180,000	90
Lumbermens Mutual Casualty Co. (d)
Subordinated Notes
07/01/26	9.150%	9,865,000	4,933
Total			7,323
Railroads 0.5%
Florida East Coast Holdings Corp. Senior Secured (a)
05/01/19	6.750%	16,076,000	16,588,503
Restaurants 0.5%
BC ULC/New Red Finance Inc. Secured (a)
04/01/22	6.000%	14,828,000	15,031,885

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 0.7%
GameStop Corp. (a)
10/01/19	5.500%	$6,774,000	$6,824,805
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	3,183,000	3,151,170
L Brands, Inc.
05/01/20	7.000%	2,000,000	2,270,000
04/01/21	6.625%	3,530,000	3,997,725
Rite Aid Corp. Senior Secured
08/15/20	8.000%	7,033,000	7,595,640
Total			23,839,340
Technology 5.5%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	8,453,000	8,706,590
04/01/20	6.375%	4,734,000	4,947,030
08/01/22	5.375%	14,153,000	14,365,295
Ancestry.com, Inc.
12/15/20	11.000%	8,203,000	9,289,897
Audatex North America, Inc. (a)
06/15/21	6.000%	3,421,000	3,617,707
CDW LLC/Finance Corp.
04/01/19	8.500%	3,178,000	3,376,625
08/15/22	6.000%	10,919,000	11,519,545
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	3,467,000	3,545,008
07/15/21	7.000%	2,535,000	2,756,813
04/01/23	5.375%	12,540,000	12,931,875
First Data Corp. (a)
Secured
01/15/21	8.250%	16,654,000	18,069,590
Senior Secured
08/15/20	8.875%	1,011,000	1,094,408
11/01/20	6.750%	9,016,000	9,692,200
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	6,192,000	6,625,440
Iron Mountain, Inc.
08/15/23	6.000%	8,449,000	8,913,695
NCR Corp.
12/15/21	5.875%	2,100,000	2,152,500
12/15/23	6.375%	2,653,000	2,798,915
NXP BV/Funding LLC (a)
06/01/18	3.750%	11,934,000	12,023,505
Nuance Communications, Inc. (a)
08/15/20	5.375%	17,834,000	17,923,170
Qualitytech LP/Finance Corp. (a)
08/01/22	5.875%	4,897,000	4,945,970
Sensata Technologies BV (a)
11/01/24	5.625%	2,551,000	2,692,899

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	$5,812,000	$5,790,205
Zebra Technologies Corp. Senior Unsecured (a)
10/15/22	7.250%	9,427,000	9,921,917
Total			177,700,799
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	6,171,000	6,803,527
Hertz Corp. (The)
10/15/20	5.875%	6,009,000	6,054,068
10/15/22	6.250%	6,845,000	6,981,900
Total			19,839,495
Wireless 6.7%
Altice SA Senior Secured (a)
05/15/22	7.750%	7,810,000	8,200,500
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	9,594,000	9,689,940
01/15/23	5.250%	22,946,000	23,490,967
SBA Communications Corp. Senior Unsecured (a)
07/15/22	4.875%	8,181,000	8,057,262
SBA Telecommunications, Inc.
07/15/20	5.750%	14,275,000	14,917,375
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	2,363,000	2,504,780
Sprint Communications, Inc. (a)
11/15/18	9.000%	23,916,000	28,071,405
03/01/20	7.000%	14,361,000	16,019,696
Sprint Corp. (a)
09/15/21	7.250%	6,936,000	7,334,820
09/15/23	7.875%	17,447,000	18,886,378
T-Mobile USA, Inc.
01/15/22	6.125%	5,853,000	6,065,171
04/28/22	6.731%	10,982,000	11,613,465
03/01/23	6.000%	9,777,000	10,070,310
04/01/23	6.625%	9,185,000	9,690,175
01/15/24	6.500%	5,853,000	6,131,018
03/01/25	6.375%	2,446,000	2,513,265
Wind Acquisition Finance SA (a)
Senior Secured
04/30/20	6.500%	11,414,000	11,870,560
07/15/20	4.750%	23,802,000	23,266,455
Total			218,393,542

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines 5.2%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	$5,959,000	$6,316,540
06/15/21	6.450%	20,692,000	22,657,740
03/15/22	5.800%	1,138,000	1,206,280
12/01/23	6.750%	1,562,000	1,733,820
EarthLink Holdings Corp. Senior Secured
06/01/20	7.375%	7,101,000	7,243,020
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	767,000	845,618
07/01/21	9.250%	13,663,000	16,293,127
09/15/21	6.250%	937,000	968,038
01/15/23	7.125%	5,000,000	5,325,000
01/15/25	6.875%	10,338,000	10,467,225
Level 3 Escrow II, Inc. (a)
08/15/22	5.375%	9,971,000	10,120,565
Level 3 Financing, Inc.
04/01/19	9.375%	15,814,000	16,901,212
07/01/19	8.125%	2,904,000	3,107,280
06/01/20	7.000%	5,681,000	6,078,670
07/15/20	8.625%	8,850,000	9,735,000
Level 3 Financing, Inc. (a)
01/15/21	6.125%	4,739,000	4,970,026
Level 3 Financing, Inc. (a)(f)
01/15/18	3.823%	1,728,000	1,732,320
Telecom Italia Capital SA
06/18/19	7.175%	10,101,000	11,515,140
Telecom Italia SpA Senior Unsecured (a)
05/30/24	5.303%	6,043,000	6,100,422
Windstream Corp.
10/15/20	7.750%	9,094,000	9,685,110
06/01/22	7.500%	8,195,000	8,707,188
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	5,870,000	6,266,225
Total			167,975,566
Total Corporate Bonds & Notes (Cost: $2,916,664,071)			$3,005,742,573

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes (b)(c)(d)
06/12/15	4.750%	3,896,787	390
Total Convertible Bonds (Cost: $—)			$390

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.2%
Automotive —%
BHM Technologies LLC Term Loan (b)(c)(d)(f)(h)
11/26/13	0.000%	$1,237,123	$124
Chemicals 0.2%
PQ Corp. Term Loan (f)(h)
08/07/17	4.000%	3,638,566	3,596,868
Solenis International LP/Holdings 3 LLC Term Loan (f)(h)
07/31/21	4.250%	1,953,000	1,923,705
Total			5,520,573
Health Care 0.7%
CHS/Community Health Systems, Inc. Tranche D Term Loan (f)(h)
01/27/21	4.250%	3,099,578	3,100,538
U.S. Renal Care, Inc. (f)(h)
1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	6,121,415	6,075,505
2nd Lien Tranche B-1 Term Loan
01/03/20	8.500%	3,334,539	3,334,539
United Surgical Partners International, Inc. Tranche B Term Loan (f)(h)
04/03/19	4.750%	11,514,326	11,506,151
Total			24,016,733
Lodging 0.1%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (f)(h)
12/28/20	6.250%	2,112,000	2,117,280
Retailers 0.2%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (f)(h)
08/21/20	5.750%	5,972,000	6,001,860
Technology —%
Applied Systems, Inc. 1st Lien Term Loan (f)(h)
01/25/21	4.250%	929,973	919,510
Total Senior Loans (Cost: $41,503,509)			$38,576,080

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp.	1,083	$100,178
Automobiles —%
BHM Technologies LLC (b)(c)(i)	115,119	1,151
Media —%
Haights Cross Communications, Inc. (b)(c)(e)(i)	275,078	—
Loral Space & Communications, Inc. (i)	101	7,727
Ziff Davis Holdings, Inc. (b)(c)(i)	6,107	61
Total		7,788
TOTAL CONSUMER DISCRETIONARY		109,117
FINANCIALS —%
Diversified Financial Services —%
Adelphia Recovery Trust (b)(c)(i)	1,410,902	14,109
TOTAL FINANCIALS		14,109
INDUSTRIALS —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,009	22,248
TOTAL INDUSTRIALS		22,248
UTILITIES —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow (b)(c)(e)(i)	23,187,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $3,418,635)		$145,474

Preferred Stocks —%
CONSUMER DISCRETIONARY —%
Automobiles —%
BHM Technologies LLC (b)(c)(i)	1,378	14
Total Preferred Stocks (Cost: $74)		$14

Issuer	Shares	Value

Warrants —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp. (i)	121	$22,414
Media —%
ION Media Networks, Inc. (b)(c)(i)	223	2
ION Media Networks, Inc. (b)(c)(i)	221	2
Total		4
Total		22,418
Total Warrants (Cost: $1,137,893)		$22,418

	Shares	Value

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.092% (j)(k)	151,069,426	$151,069,426
Total Money Market Funds (Cost: $151,069,426)		$151,069,426
Total Investments
(Cost: $3,113,793,608) (l)		$3,195,556,375(m)
Other Assets & Liabilities, Net		56,346,168
Net Assets		$3,251,902,543

Investments in Derivatives Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $612,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(510)	USD	(64,443,284)	12/2014	—	(376,576)

Credit Default Swap Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $2,192,831 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.000	3.430%	45,000,000	3,160,543	250,000	442,207	—

*Centrally cleared swap contract

** Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $1,161,605,430 or 35.72% of net assets.

(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2014 was $116,600, which represents less than 0.01% of net assets. Information concerning such security holdings at October 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Adelphia Recovery Trust
Common Stock	05-17-2002 - 06-07-2002	278,750
At Home Corp.
Subordinated Notes
06/12/15 4.750%	7-26-2005	—

Security Description	Acquisition Dates	Cost ($)
BHM Technologies LLC
Common Stock	7-21-2006	6,216
BHM Technologies LLC
Preferred Stock	7-21-2006	74
BHM Technologies LLC
Term Loan
11/26/13 0.000%	07-21-2006 - 03-31-2010	2,899,551
Calpine Corp. Escrow
Common Stock	9-29-2011	—
Collins & Aikman Products Co.
08/15/12 12.875%	08-12-2004 - 04-12-2005	5,854,200
Haights Cross Communications, Inc.
Common Stock	01-15-2004 - 02-03-2006	3,131,160
ION Media Networks, Inc.
Warrant	12-19-2005 - 04-14-2009	1,137,893
ION Media Networks, Inc.
Warrant	3-12-2011	—
Lear Corp. Escrow Bond
12/01/16 8.750%	11-20-2006 - 07-24-2008	—
Quebecor Media, Inc.
01/15/49 9.750%	1-17-2007	23,881
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	11-27-2000 - 04-20-2001	37,517
Ziff Davis Holdings, Inc.
Common Stock	7-1-2008	61
Ziff Davis Media, Inc.
12/15/11 0.000%	07-01-2008 - 04-15-2011	551,540

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2014, the value of these securities amounted to $116,600, which represents less than 0.01% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2014, the value of these securities amounted to $3,275,682, which represents 0.10% of net assets.

(e)	Negligible market value.
(f)	Variable rate security.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	Non-income producing.
(j)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	169,293,304	262,811,319	(281,035,197)	151,069,426	28,399	151,069,426

(l)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $3,113,794,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$106,942,000
Unrealized Depreciation	(25,180,000)
Net Unrealized Appreciation	$81,762,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                    Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                    Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                    Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Automotive	—	86,372,280	691	86,372,971
Cable and Satellite	—	193,901,426	41,847	193,943,273
Leisure	—	42,960,440	38,547	42,998,987
Media and Entertainment	—	195,011,395	19,662	195,031,057
All other industries	—	2,487,396,285	—	2,487,396,285
Convertible Bonds				—
Wirelines	—	—	390	390
Total Bonds	—	3,005,641,826	101,137	3,005,742,963
Other
Senior Loans
Automotive	—	—	124	124
Lodging	—	—	2,117,280	2,117,280
All other industries	—	36,458,676	—	36,458,676
Total Other	—	36,458,676	2,117,404	38,576,080
Equity Securities
Common Stocks
Consumer Discretionary	107,905	—	1,212	109,117
Financials	—	—	14,109	14,109
Industrials	22,248	—	—	22,248
Preferred Stocks
Consumer Discretionary	—	—	14	14
Warrants
Consumer Discretionary	22,414	—	4	22,418
Total Equity Securities	152,567	—	15,339	167,906
Mutual Funds
Money Market Funds	151,069,426	—	—	151,069,426
Total Mutual Funds	151,069,426	—	—	151,069,426
Investments in Securities	151,221,993	3,042,100,502	2,233,880	3,195,556,375
Derivatives
Assets
Swap Contracts	—	442,207	—	442,207
Liabilities
Futures Contracts	(376,576)	—	—	(376,576)
Total	150,845,417	3,042,542,709	2,233,880	3,195,622,006

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions

Certain senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Inflation Protected Securities Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 13.8%
Cable and Satellite 1.2%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/42	5.150%	$1,500,000	$1,524,156
Time Warner Cable, Inc.
05/01/37	6.550%	1,000,000	1,258,312
11/15/40	5.875%	250,000	294,243
Total			3,076,711
Chemicals 0.5%
CF Industries, Inc.
03/15/34	5.150%	1,250,000	1,330,716

Electric 1.0%
FirstEnergy Corp. Senior Unsecured
11/15/31	7.375%	1,750,000	2,079,390
TransAlta Corp. Senior Unsecured
03/15/40	6.500%	500,000	514,431
Total			2,593,821
Finance Companies 0.3%
International Lease Finance Corp. Senior Unsecured
04/15/21	4.625%	750,000	759,375

Independent Energy 0.3%
Hess Corp. Senior Unsecured
08/15/31	7.300%	500,000	656,911

Integrated Energy 0.3%
Murphy Oil Corp. Senior Unsecured
12/01/22	3.700%	750,000	729,043

Life Insurance 0.9%
Genworth Holdings, Inc.
08/15/23	4.900%	500,000	520,599
06/15/34	6.500%	1,500,000	1,725,675
Total			2,246,274
Media and Entertainment 0.2%
21st Century Fox America, Inc. (a)
09/15/44	4.750%	500,000	516,875

Metals 4.1%
Alcoa, Inc.
Senior Unsecured
04/15/21	5.400%	500,000	547,432

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
10/01/24	5.125%	$389,000	$410,674
01/15/28	6.750%	500,000	560,892
02/01/37	5.950%	500,000	518,779
Anglo American Capital PLC (a)
09/27/22	4.125%	1,750,000	1,763,454
ArcelorMittal Senior Unsecured
06/01/18	6.125%	750,000	802,500
Freeport-McMoRan, Inc.
03/15/23	3.875%	500,000	494,179
Glencore Funding LLC (a)
04/29/24	4.625%	1,500,000	1,515,000
Kinross Gold Corp. (a)
03/15/24	5.950%	1,000,000	956,393
Vale Overseas Ltd.
01/11/22	4.375%	1,250,000	1,269,587
Vale SA Senior Unsecured
09/11/42	5.625%	1,500,000	1,482,300
Total			10,321,190
Midstream 0.1%
El Paso Pipeline Partners Operating Co. LLC
05/01/24	4.300%	160,000	160,200

Property & Casualty 0.6%
Alleghany Corp. Senior Unsecured
09/15/44	4.900%	650,000	653,982
Liberty Mutual Group, Inc. (a)
08/01/44	4.850%	1,000,000	1,001,415
Total			1,655,397
Refining 0.4%
Marathon Petroleum Corp. Senior Unsecured
09/15/44	4.750%	1,000,000	1,006,180

Technology 0.9%
Pitney Bowes, Inc. Senior Unsecured
03/15/24	4.625%	1,250,000	1,276,101
Xerox Corp. Senior Unsecured
12/15/39	6.750%	750,000	915,481
Total			2,191,582

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines 3.0%
BellSouth Corp.
Senior Unsecured
10/15/31	6.875%	$500,000	$619,120
11/15/34	6.000%	508,000	574,549
CenturyLink, Inc. Senior Unsecured
04/01/17	6.000%	750,000	802,500
Indiana Bell Telephone Co., Inc.
08/15/26	7.300%	500,000	625,307
Telecom Italia Capital SA
10/01/15	5.250%	500,000	515,000
06/04/18	6.999%	500,000	559,375
06/18/19	7.175%	500,000	570,000
06/04/38	7.721%	1,000,000	1,130,000
Telefonica Emisiones SAU
04/27/15	3.729%	500,000	506,934
Verizon New England, Inc.
11/15/29	7.875%	500,000	644,422
Verizon New York, Inc.
04/01/32	7.375%	800,000	1,007,155
Total			7,554,362
Total Corporate Bonds & Notes (Cost: $33,100,098)			$34,798,637

Residential Mortgage-Backed Securities - Agency 4.3%
Federal National Mortgage Association (b)(c)
11/13/44	3.000%	10,750,000	10,751,679

Total Residential Mortgage-Backed Securities - Agency (Cost: $10,773,428)			$10,751,679

Residential Mortgage-Backed Securities - Non-Agency 0.1%
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 (c)
04/25/33	5.500%	314,264	315,324

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $316,217)			$315,324

Issuer	Coupon Rate	Principal Amount		Value

Commercial Mortgage-Backed Securities - Non-Agency —%
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A2 (c)
03/10/39	5.381%		$70,874	$71,270

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $73,281)				$71,270

Asset-Backed Securities - Non-Agency 3.5%
Ares XXX CLO Ltd. Series 2014-30A Class A2 (a)(d)
04/20/23	1.081%	988,461		982,190
Carlyle Global Market Strategies CLO Series 2014-3A Class A2 (a)(d)
07/27/26	2.334%	1,000,000		978,794
Carlyle Global Market Strategies Series 2012-2AR Class B1R (a)(d)
07/20/23	2.331%	2,000,000		1,999,988
Dryden Senior Loan Fund Series 2014-33A Class B (a)(d)
07/15/26	2.223%	750,000		729,727
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (a)(d)
04/20/25	1.881%	1,000,000		949,398
OZLM VII Ltd. Series 2014-7A Class A2A (a)(d)
07/17/26	2.305%	1,000,000		966,743
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A2 (a)(d)
11/14/26	2.634%	1,000,000		1,000,000
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(d)
01/15/24	0.981%	250,000		249,157
Symphony CLO XIV Ltd. Series 2014-14A Class A2 (a)(d)
07/14/26	1.756%	860,000		858,551

Total Asset-Backed Securities - Non-Agency (Cost: $8,809,710)				$8,714,548

Inflation-Indexed Bonds(e) 79.7%
Brazil 4.0%
Brazil Notas do Tesouro Nacional
Senior Unsecured
08/15/40	6.000%	BRL	2,284,828	930,395
Series B
08/15/16	6.000%	BRL	7,434,363	3,074,354
08/15/18	6.000%	BRL	15,086,802	6,197,680
Total				10,202,429

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (e) (continued)
Germany 2.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	$5,298,250	$6,933,914

Italy 1.3%
Italy Buoni Poliennali Del Tesoro
09/15/41	2.550%	EUR	2,437,448	3,228,309

Mexico 0.5%
Mexican Udibonos
11/15/40	4.000%	MXN	15,886,926	1,292,743

Turkey 2.9%
Turkey Government Bond
02/11/15	4.500%	TRY	10,348,064	4,707,528
02/20/19	3.500%	TRY	5,274,095	2,555,914
Total				7,263,442
United States 68.3%
U.S. Treasury Inflation-Indexed Bond
01/15/21	1.125%		9,785,790	10,333,183
01/15/22	0.125%		2,627,225	2,590,486
07/15/23	0.375%		2,555,150	2,555,748
01/15/25	2.375%		10,725,640	12,719,097
01/15/26	2.000%		5,392,710	6,231,950
01/15/27	2.375%		13,858,420	16,691,815
01/15/28	1.750%		17,597,925	19,990,152
04/15/28	3.625%		7,352,900	10,157,914
01/15/29	2.500%		19,941,120	24,812,676
04/15/29	3.875%		16,638,775	23,902,632
02/15/40	2.125%		22,834,545	29,010,581
02/15/42	0.750%		14,210,505	13,437,809
Total				172,434,043
Total Inflation-Indexed Bonds (Cost: $200,932,346)				$201,354,880

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(f) 1.3%
Netherlands 0.4%
Petrobras Global Finance BV
03/17/24	6.250%	$665,000	$707,068
05/20/43	5.625%	250,000	228,067
Petrobras Global Finance BV (d)
03/17/17	2.595%	200,000	200,700
Total			1,135,835
Turkey 0.9%
Turkey Government International Bond
Senior Unsecured
04/03/18	6.750%	500,000	558,750
03/22/24	5.750%	1,500,000	1,657,500
Total			2,216,250

Total Foreign Government Obligations (Cost: $3,157,969)			$3,352,085

		Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.092% (g)(h)		320,869	$320,869

Total Money Market Funds (Cost: $320,869)			$320,869

Total Investments
(Cost: $257,483,918) (i)			$259,679,292(j)
Other Assets & Liabilities, Net			(7,060,582)

Net Assets			$252,618,710

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at October 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets,Inc.	11/06/2014	274,000,000 JPY	2,506,231 USD	66,844	—
Citigroup Global Markets,Inc.	11/06/2014	2,511,964 USD	274,000,000 JPY	—	(72,577)
State Street Bank & Trust Company	11/06/2014	1,750,000 BRL	712,831 USD	7,020	—
State Street Bank & Trust Company	11/06/2014	5,500,000 BRL	2,161,525 USD	—	(56,738)
State Street Bank & Trust Company	11/06/2014	1,300,312 USD	3,250,000 BRL	10,480	—
State Street Bank & Trust Company	11/06/2014	1,616,488 USD	4,000,000 BRL	—	(3,206)
Deutsche Bank	11/25/2014	3,004,473 USD	6,809,000 TRY	44,279	—
Barclays Bank PLC	12/05/2014	4,556,000 EUR	5,768,534 USD	58,048	—
Barclays Bank PLC	12/05/2014	1,825,000 EUR	2,283,321 USD	—	(4,134)
Deutsche Bank	12/05/2014	8,750,000 TRY	3,945,885 USD	37,062	—
Deutsche Bank	12/05/2014	1,063,589 USD	2,400,000 TRY	8,545	—
State Street Bank & Trust Company	12/08/2014	1,909,060 USD	4,750,000 BRL	—	(15,328)
Total				232,278	(151,983)

Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $2,328,565 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL	32	EUR	5,827,449	12/2014	71,813	—
US 10YR NOTE	18	USD	2,274,469	12/2014	—	(875)
US ULTRA T-BOND	20	USD	3,136,250	12/2014	—	(5,388)
Total					71,813	(6,263)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(706)	EUR	(113,288,905)	12/2014	—	(267,335)
EURO-BUND	(98)	EUR	(18,533,062)	12/2014	—	(233,173)
US LONG BOND	(614)	USD	(86,631,563)	12/2014	—	(796,439)
Total					—	(1,296,947)

Total Return Swap Contracts Outstanding at October 31, 2014

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Total Return on the U.S. CPI Urban Consumers NSA	Fixed Rate of 1.785%	10/21/2018	USD	4,000,000	2,585	—
Goldman Sachs	Total Return on the U.S. CPI Urban Consumers NSA	Fixed Rate of 1.895%	09/24/2018	USD	1,000,000	—	(6,083)
JPMorgan Chase Bank	Total Return on the U.S. CPI Urban Consumers NSA	Fixed Rate of 1.87%	10/08/2018	USD	5,000,000	—	(20,370)
Total						2,585	(26,453)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $14,467,685 or 5.73% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Variable rate security.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,287,894	18,079,054	(20,046,079)	320,869	305	320,869

(i)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $257,484,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,699,000
Unrealized Depreciation	(4,504,000)
Net Unrealized Appreciation	$2,195,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

BRL	Brazilian Real
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	34,798,637	—	34,798,637
Residential Mortgage-Backed Securities - Agency	—	10,751,679	—	10,751,679
Residential Mortgage-Backed Securities - Non-Agency	—	315,324	—	315,324
Commercial Mortgage-Backed Securities - Non-Agency	—	71,270	—	71,270
Asset-Backed Securities - Non-Agency	—	8,714,548	—	8,714,548
Inflation-Indexed Bonds	—	201,354,880	—	201,354,880
Foreign Government Obligations	—	3,352,085	—	3,352,085
Total Bonds	—	259,358,423	—	259,358,423
Mutual Funds
Money Market Funds	320,869	—	—	320,869
Total Mutual Funds	320,869	—	—	320,869
Investments in Securities	320,869	259,358,423	—	259,679,292
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	232,278	—	232,278
Futures Contracts	71,813	—	—	71,813
Swap Contracts	—	2,585	—	2,585
Liabilities
Forward Foreign Currency Exchange Contracts	—	(151,983)	—	(151,983)
Futures Contracts	(1,303,210)	—	—	(1,303,210)
Swap Contracts	—	(26,453)	—	(26,453)
Total	(910,528)	259,414,850	—	258,504,322

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,000,000	—	—	1,000,000

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Large Core Quantitative Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 11.5%
Auto Components 1.0%
Delphi Automotive PLC	615,700	$42,470,986
Hotels, Restaurants & Leisure 0.9%
Wyndham Worldwide Corp.	447,600	34,765,092
Internet & Catalog Retail 0.1%
Expedia, Inc.	57,700	4,902,769
Media 4.0%
Comcast Corp., Class A	1,656,905	91,709,692
DIRECTV (a)	228,700	19,848,873
Walt Disney Co. (The)	598,900	54,727,482
Total		166,286,047
Specialty Retail 4.4%
Best Buy Co., Inc.	1,609,100	54,934,674
Home Depot, Inc. (The)	1,101,200	107,389,024
Lowe’s Companies, Inc.	350,400	20,042,880
Total		182,366,578
Textiles, Apparel & Luxury Goods 1.1%
VF Corp.	663,400	44,898,912
TOTAL CONSUMER DISCRETIONARY		475,690,384
CONSUMER STAPLES 9.4%
Beverages 0.2%
Dr. Pepper Snapple Group, Inc.	148,000	10,249,000
Food & Staples Retailing 2.1%
CVS Health Corp.	96,300	8,263,503
Kroger Co. (The)	1,389,000	77,381,190
Total		85,644,693
Food Products 2.9%
Archer-Daniels-Midland Co.	1,159,400	54,491,800
Tyson Foods, Inc., Class A	1,587,700	64,063,695
Total		118,555,495
Household Products 0.4%
Kimberly-Clark Corp.	163,700	18,705,999
Tobacco 3.8%
Altria Group, Inc.	1,213,800	58,675,092

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	1,108,700	$98,685,387
Total		157,360,479
TOTAL CONSUMER STAPLES		390,515,666
ENERGY 9.3%
Energy Equipment & Services 1.8%
National Oilwell Varco, Inc.	1,017,000	73,874,880
Oil, Gas & Consumable Fuels 7.5%
Chevron Corp.	473,100	56,748,345
ConocoPhillips	1,192,560	86,043,204
EOG Resources, Inc.	198,500	18,867,425
Exxon Mobil Corp.	289,500	27,997,545
Phillips 66	651,900	51,174,150
Valero Energy Corp.	1,462,200	73,241,598
Total		314,072,267
TOTAL ENERGY		387,947,147
FINANCIALS 15.9%
Banks 4.3%
Citigroup, Inc.	1,961,000	104,972,330
JPMorgan Chase & Co.	867,800	52,484,544
KeyCorp	1,630,600	21,523,920
Total		178,980,794
Capital Markets 2.2%
BlackRock, Inc.	99,900	34,076,889
Goldman Sachs Group, Inc. (The)	96,200	18,277,038
Invesco Ltd.	983,200	39,790,104
Total		92,144,031
Consumer Finance 2.8%
Capital One Financial Corp.	902,700	74,716,479
Discover Financial Services	77,600	4,949,328
Navient Corp.	1,773,400	35,077,852
Total		114,743,659
Insurance 3.7%
ACE Ltd.	341,700	37,347,810
Aon PLC	794,900	68,361,400
Lincoln National Corp.	238,600	13,065,736
Prudential Financial, Inc.	115,800	10,252,932
Travelers Companies, Inc. (The)	222,600	22,438,080
Total		151,465,958

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 2.9%
Host Hotels & Resorts, Inc.	2,411,000	$56,200,410
Simon Property Group, Inc.	357,000	63,977,970
Total		120,178,380
TOTAL FINANCIALS		657,512,822
HEALTH CARE 14.1%
Biotechnology 3.1%
Celgene Corp. (a)	338,500	36,249,965
Gilead Sciences, Inc. (a)	576,800	64,601,600
Pharmacyclics, Inc. (a)	41,000	5,357,470
Vertex Pharmaceuticals, Inc. (a)	184,900	20,827,136
Total		127,036,171
Health Care Equipment & Supplies 2.7%
Becton Dickinson and Co.	313,700	40,373,190
CR Bard, Inc.	409,600	67,162,112
Edwards Lifesciences Corp. (a)	54,700	6,614,324
Total		114,149,626
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	55,800	4,765,878
Cardinal Health, Inc.	460,800	36,163,584
WellPoint, Inc.	560,900	71,060,421
Total		111,989,883
Pharmaceuticals 5.6%
AbbVie, Inc.	311,700	19,780,482
Merck & Co., Inc.	1,779,100	103,081,054
Pfizer, Inc.	3,621,305	108,458,085
Total		231,319,621
TOTAL HEALTH CARE		584,495,301
INDUSTRIALS 10.5%
Aerospace & Defense 4.7%
General Dynamics Corp.	373,200	52,158,432
Lockheed Martin Corp.	404,800	77,142,736
Raytheon Co.	629,900	65,434,012
Total		194,735,180
Airlines 2.1%
Delta Air Lines, Inc.	636,000	25,586,280
Southwest Airlines Co.	1,812,200	62,484,656
Total		88,070,936
Electrical Equipment 1.8%
Emerson Electric Co.	1,161,000	74,373,660

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 0.8%
3M Co.	223,600	$34,382,972
Machinery 0.9%
Caterpillar, Inc.	102,400	10,384,384
Illinois Tool Works, Inc.	291,000	26,495,550
Total		36,879,934
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	45,800	5,624,698
TOTAL INDUSTRIALS		434,067,380
INFORMATION TECHNOLOGY 19.8%
Communications Equipment 3.2%
Cisco Systems, Inc.	3,682,700	90,115,669
QUALCOMM, Inc.	550,900	43,251,159
Total		133,366,828
Internet Software & Services 2.0%
Facebook, Inc., Class A (a)	181,800	13,633,182
Google, Inc., Class A (a)	22,450	12,748,681
VeriSign, Inc. (a)	899,100	53,730,216
Total		80,112,079
IT Services 3.2%
MasterCard, Inc., Class A	1,043,700	87,409,875
Visa, Inc., Class A	190,000	45,871,700
Total		133,281,575
Semiconductors & Semiconductor Equipment 1.8%
Altera Corp.	295,800	10,166,646
Broadcom Corp., Class A	658,800	27,590,544
Micron Technology, Inc. (a)	743,700	24,609,033
Xilinx, Inc.	260,700	11,595,936
Total		73,962,159
Software 5.6%
Electronic Arts, Inc. (a)	281,900	11,549,443
Microsoft Corp. (b)	2,680,700	125,858,865
Oracle Corp.	2,433,200	95,016,460
Total		232,424,768
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	1,542,280	166,566,240
TOTAL INFORMATION TECHNOLOGY		819,713,649

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 2.9%
Chemicals 2.2%
LyondellBasell Industries NV, Class A	714,500	$65,469,635
PPG Industries, Inc.	118,600	24,157,634
Total		89,627,269
Containers & Packaging 0.4%
Ball Corp.	294,100	18,948,863
Paper & Forest Products 0.3%
International Paper Co.	215,800	10,923,796
TOTAL MATERIALS		119,499,928
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	1,345,000	46,859,800
CenturyLink, Inc.	1,470,100	60,979,748
Total		107,839,548
TOTAL TELECOMMUNICATION SERVICES		107,839,548
UTILITIES 3.3%
Electric Utilities 1.0%
Entergy Corp.	507,600	42,648,552

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The)	1,850,700	$26,039,349
Multi-Utilities 1.7%
Public Service Enterprise Group, Inc.	1,673,000	69,111,630
TOTAL UTILITIES		137,799,531
Total Common Stocks (Cost: $3,358,634,643)		$4,115,081,356

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.092% (c)(d)	30,594,590	$30,594,590
Total Money Market Funds (Cost: $30,594,590)		$30,594,590
Total Investments (Cost: $3,389,229,233) (e)		$4,145,675,946(f)
Other Assets & Liabilities, Net		(1,975,634)
Net Assets		$4,143,700,312

Investments in Derivatives Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, securities totaling $4,155,075 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	62	USD	31,176,700	12/2014	778,461	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	27,671,403	69,395,276	(66,472,089)	30,594,590	8,308	30,594,590

(e)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $3,389,229,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$776,070,000
Unrealized Depreciation	(19,623,000)
Net Unrealized Appreciation	$756,447,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	475,690,384	—	—	475,690,384
Consumer Staples	390,515,666	—	—	390,515,666
Energy	387,947,147	—	—	387,947,147
Financials	657,512,822	—	—	657,512,822
Health Care	584,495,301	—	—	584,495,301
Industrials	434,067,380	—	—	434,067,380
Information Technology	819,713,649	—	—	819,713,649
Materials	119,499,928	—	—	119,499,928
Telecommunication Services	107,839,548	—	—	107,839,548
Utilities	137,799,531	—	—	137,799,531
Total Equity Securities	4,115,081,356	—	—	4,115,081,356
Mutual Funds
Money Market Funds	30,594,590	—	—	30,594,590
Total Mutual Funds	30,594,590	—	—	30,594,590
Investments in Securities	4,145,675,946	—	—	4,145,675,946
Derivatives
Assets
Futures Contracts	778,461	—	—	778,461
Total	4,146,454,407	—	—	4,146,454,407

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Growth Quantitative Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 17.6%
Auto Components 1.5%
Gentex Corp.	291,900	$9,556,806
Hotels, Restaurants & Leisure 2.2%
Hilton Worldwide Holdings, Inc. (a)	170,200	4,295,848
Wyndham Worldwide Corp.	124,200	9,646,614
Total		13,942,462
Internet & Catalog Retail 2.2%
Liberty Ventures, Inc., Class A (a)	202,000	7,090,200
Priceline Group, Inc. (The) (a)	5,800	6,996,018
Total		14,086,218
Media 4.7%
Comcast Corp., Class A	308,200	17,058,870
DIRECTV (a)	65,600	5,693,424
Walt Disney Co. (The)	77,500	7,081,950
Total		29,834,244
Specialty Retail 3.9%
Foot Locker, Inc.	103,800	5,813,838
Home Depot, Inc. (The)	193,300	18,850,616
Total		24,664,454
Textiles, Apparel & Luxury Goods 3.1%
Hanesbrands, Inc.	84,900	8,966,289
VF Corp.	155,200	10,503,936
Total		19,470,225
TOTAL CONSUMER DISCRETIONARY		111,554,409
CONSUMER STAPLES 10.6%
Beverages 0.5%
Dr. Pepper Snapple Group, Inc.	29,400	2,035,950
PepsiCo, Inc.	13,300	1,279,061
Total		3,315,011
Food & Staples Retailing 2.0%
Kroger Co. (The)	230,443	12,837,980
Food Products 2.6%
Archer-Daniels-Midland Co.	211,000	9,917,000
Pilgrim’s Pride Corp. (a)	233,400	6,630,894
Total		16,547,894
Household Products 1.1%
Kimberly-Clark Corp.	57,000	6,513,390

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 4.4%
Altria Group, Inc.	313,724	$15,165,418
Philip Morris International, Inc.	142,100	12,648,321
Total		27,813,739
TOTAL CONSUMER STAPLES		67,028,014
ENERGY 5.4%
Energy Equipment & Services 1.6%
Baker Hughes, Inc.	9,700	513,712
National Oilwell Varco, Inc.	129,700	9,421,408
Total		9,935,120
Oil, Gas & Consumable Fuels 3.8%
EOG Resources, Inc.	112,900	10,731,145
SM Energy Co.	57,000	3,209,100
Valero Energy Corp.	210,300	10,533,927
Total		24,474,172
TOTAL ENERGY		34,409,292
FINANCIALS 5.3%
Capital Markets 1.0%
Invesco Ltd.	159,800	6,467,106
Consumer Finance 0.5%
American Express Co.	25,500	2,293,725
Santander Consumer USA Holdings, Inc.	48,600	899,100
Total		3,192,825
Diversified Financial Services 0.8%
Moody’s Corp.	49,100	4,872,193
Insurance 0.9%
Aon PLC	63,900	5,495,400
Real Estate Investment Trusts (REITs) 2.1%
Columbia Property Trust, Inc.	43,600	1,100,028
Equity Lifestyle Properties, Inc.	112,100	5,504,110
Simon Property Group, Inc.	38,700	6,935,427
Total		13,539,565
TOTAL FINANCIALS		33,567,089
HEALTH CARE 14.2%
Biotechnology 5.6%
Alkermes PLC (a)	27,000	1,364,850

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Biogen Idec, Inc. (a)	17,300	$5,554,684
Celgene Corp. (a)	61,200	6,553,908
Gilead Sciences, Inc. (a)	136,100	15,243,200
Incyte Corp. (a)	17,400	1,166,844
Pharmacyclics, Inc. (a)	11,000	1,437,370
Vertex Pharmaceuticals, Inc. (a)	35,600	4,009,984
Total		35,330,840
Health Care Equipment & Supplies 3.6%
Becton Dickinson and Co.	20,500	2,638,350
CR Bard, Inc.	69,800	11,445,106
Hill-Rom Holdings, Inc.	195,000	8,673,600
Total		22,757,056
Health Care Providers & Services 2.5%
Aetna, Inc.	121,200	10,000,212
Cardinal Health, Inc.	64,700	5,077,656
Centene Corp. (a)	12,000	1,112,040
Total		16,189,908
Pharmaceuticals 2.5%
AbbVie, Inc.	184,800	11,727,408
Jazz Pharmaceuticals PLC (a)	7,600	1,283,184
Merck & Co., Inc.	47,700	2,763,738
Total		15,774,330
TOTAL HEALTH CARE		90,052,134
INDUSTRIALS 11.6%
Aerospace & Defense 3.6%
Huntington Ingalls Industries, Inc.	93,200	9,862,424
Lockheed Martin Corp.	69,100	13,168,387
Total		23,030,811
Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	8,300	870,753
Airlines 2.9%
Delta Air Lines, Inc.	163,900	6,593,697
Southwest Airlines Co.	348,500	12,016,280
Total		18,609,977
Electrical Equipment 1.7%
Emerson Electric Co.	171,356	10,977,065
Industrial Conglomerates 1.0%
3M Co.	42,300	6,504,471

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 1.9%
Caterpillar, Inc.	81,500	$8,264,915
Illinois Tool Works, Inc.	30,100	2,740,605
Parker-Hannifin Corp.	5,200	660,556
Total		11,666,076
Professional Services 0.3%
Equifax, Inc.	8,100	613,494
IHS, Inc., Class A (a)	8,600	1,126,858
Total		1,740,352
TOTAL INDUSTRIALS		73,399,505
INFORMATION TECHNOLOGY 28.2%
Communications Equipment 2.1%
QUALCOMM, Inc.	173,800	13,645,038
Internet Software & Services 4.5%
Facebook, Inc., Class A (a)	88,100	6,606,619
Google, Inc., Class A (a)	7,290	4,139,773
Google, Inc., Class C (a)	11,290	6,312,013
VeriSign, Inc. (a)	189,800	11,342,448
Total		28,400,853
IT Services 5.6%
FleetCor Technologies, Inc. (a)	78,800	11,864,128
International Business Machines Corp.	7,320	1,203,408
MasterCard, Inc., Class A	185,900	15,569,125
Visa, Inc., Class A	29,000	7,001,470
Total		35,638,131
Semiconductors & Semiconductor Equipment 1.5%
Micron Technology, Inc. (a)	81,500	2,696,835
NVIDIA Corp.	348,500	6,809,690
Total		9,506,525
Software 7.7%
Electronic Arts, Inc. (a)	100,500	4,117,485
Microsoft Corp. (b)	546,390	25,653,010
Oracle Corp.	445,100	17,381,155
PTC, Inc. (a)	43,500	1,659,525
Total		48,811,175
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	398,477	43,035,516
TOTAL INFORMATION TECHNOLOGY		179,037,238

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.6%
Chemicals 2.6%
LyondellBasell Industries NV, Class A	114,500	$10,491,635
PPG Industries, Inc.	11,400	2,322,066
Westlake Chemical Corp.	54,100	3,816,755
Total		16,630,456
Containers & Packaging 1.0%
Ball Corp.	96,600	6,223,938
TOTAL MATERIALS		22,854,394
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 2.1%
CenturyLink, Inc.	236,800	9,822,464
Verizon Communications, Inc.	62,900	3,160,725
Total		12,983,189
TOTAL TELECOMMUNICATION SERVICES		12,983,189
Total Common Stocks (Cost: $491,716,852)		$624,885,264

	Shares	Value

Money Market Funds 7.1%
Columbia Short-Term Cash Fund, 0.092% (c)(d)	45,040,457	$45,040,457
Total Money Market Funds (Cost: $45,040,457)		$45,040,457
Total Investments
(Cost: $536,757,309) (e)		$669,925,721(f)
Other Assets & Liabilities, Net		(36,110,575)
Net Assets		$633,815,146

Investments in Derivatives Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, securities totaling $863,880 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	18	USD	9,051,300	12/2014	404,788	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,787,002	51,657,240	(11,403,785)	45,040,457	1,802	45,040,457

(e)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $536,757,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$137,088,000
Unrealized Depreciation	(3,919,000)
Net Unrealized Appreciation	$133,169,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	111,554,409	—	—	111,554,409
Consumer Staples	67,028,014	—	—	67,028,014
Energy	34,409,292	—	—	34,409,292
Financials	33,567,089	—	—	33,567,089
Health Care	90,052,134	—	—	90,052,134
Industrials	73,399,505	—	—	73,399,505
Information Technology	179,037,238	—	—	179,037,238
Materials	22,854,394	—	—	22,854,394
Telecommunication Services	12,983,189	—	—	12,983,189
Total Equity Securities	624,885,264	—	—	624,885,264
Mutual Funds
Money Market Funds	45,040,457	—	—	45,040,457
Total Mutual Funds	45,040,457	—	—	45,040,457
Investments in Securities	669,925,721	—	—	669,925,721
Derivatives
Assets
Futures Contracts	404,788	—	—	404,788
Total	670,330,509	—	—	670,330,509

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Value Quantitative Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 6.0%
Auto Components 1.6%
Gentex Corp.	308,700	$10,106,838
Lear Corp.	44,700	4,134,750
Total		14,241,588
Hotels, Restaurants & Leisure 0.2%
Royal Caribbean Cruises Ltd.	30,200	2,052,694
Media 2.2%
Comcast Corp., Class A	270,800	14,988,780
News Corp., Class A (a)	147,100	2,277,108
Walt Disney Co. (The)	26,000	2,375,880
Total		19,641,768
Multiline Retail 0.2%
Macy’s, Inc.	32,800	1,896,496
Specialty Retail 1.8%
Best Buy Co., Inc.	408,000	13,929,120
Foot Locker, Inc.	38,200	2,139,582
Total		16,068,702
TOTAL CONSUMER DISCRETIONARY		53,901,248
CONSUMER STAPLES 6.9%
Food & Staples Retailing 1.1%
CVS Health Corp.	108,800	9,336,128
Food Products 2.5%
Archer-Daniels-Midland Co.	311,100	14,621,700
Pilgrim’s Pride Corp. (a)	96,000	2,727,360
Tyson Foods, Inc., Class A	126,600	5,108,310
Total		22,457,370
Household Products 0.7%
Procter & Gamble Co. (The)	71,500	6,239,805
Tobacco 2.6%
Altria Group, Inc.	94,100	4,548,794
Philip Morris International, Inc.	209,400	18,638,694
Total		23,187,488
TOTAL CONSUMER STAPLES		61,220,791
ENERGY 11.9%
Energy Equipment & Services 1.3%
National Oilwell Varco, Inc.	164,200	11,927,488

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 10.6%
Apache Corp.	62,600	$4,832,720
Chevron Corp.	193,000	23,150,350
ConocoPhillips	290,800	20,981,220
Exxon Mobil Corp. (b)	232,400	22,475,404
Hess Corp.	11,800	1,000,758
Phillips 66	81,400	6,389,900
Valero Energy Corp.	308,900	15,472,801
Total		94,303,153
TOTAL ENERGY		106,230,641
FINANCIALS 28.6%
Banks 7.7%
Citigroup, Inc.	408,200	21,850,946
JPMorgan Chase & Co.	182,500	11,037,600
KeyCorp	226,500	2,989,800
Wells Fargo & Co.	624,000	33,128,160
Total		69,006,506
Capital Markets 3.7%
BlackRock, Inc.	43,400	14,804,174
Goldman Sachs Group, Inc. (The)	86,300	16,396,137
Invesco Ltd.	53,600	2,169,192
Total		33,369,503
Consumer Finance 2.5%
Capital One Financial Corp.	203,000	16,802,310
Navient Corp.	271,100	5,362,358
Total		22,164,668
Diversified Financial Services 2.3%
Berkshire Hathaway, Inc., Class B (a)	49,800	6,979,968
Voya Financial, Inc.	336,800	13,219,400
Total		20,199,368
Insurance 7.4%
ACE Ltd.	123,900	13,542,270
Aon PLC	162,100	13,940,600
Aspen Insurance Holdings Ltd.	300,900	13,128,267
Assurant, Inc.	38,200	2,606,004
Prudential Financial, Inc.	68,500	6,064,990
Reinsurance Group of America, Inc.	158,100	13,319,925
Travelers Companies, Inc. (The)	35,700	3,598,560
Total		66,200,616

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 5.0%
Diversified REITs 1.3%
Duke Realty Corp.	600,800	$11,391,168
Hotel & Resort REITs 1.1%
Host Hotels & Resorts, Inc.	418,600	9,757,566
Mortgage REITs 0.3%
Annaly Capital Management, Inc.	276,300	3,152,583
Residentials REITs 0.4%
Equity Lifestyle Properties, Inc.	65,600	3,220,960
Specialized REITs 1.9%
Brixmor Property Group, Inc.	32,400	789,264
General Growth Properties, Inc.	72,200	1,870,702
Simon Property Group, Inc.	80,500	14,426,405
Total		44,608,648
TOTAL FINANCIALS		255,549,309
HEALTH CARE 13.7%
Biotechnology 0.2%
Alkermes PLC (a)	44,700	2,259,585
Health Care Equipment & Supplies 2.9%
Hill-Rom Holdings, Inc.	299,500	13,321,760
Medtronic, Inc.	182,500	12,439,200
Total		25,760,960
Health Care Providers & Services 3.6%
Cardinal Health, Inc.	85,900	6,741,432
Health Net, Inc. (a)	128,000	6,081,280
WellPoint, Inc.	149,800	18,978,162
Total		31,800,874
Pharmaceuticals 7.0%
Johnson & Johnson	76,300	8,223,614
Merck & Co., Inc.	432,200	25,041,668
Pfizer, Inc.	976,000	29,231,200
Total		62,496,482
TOTAL HEALTH CARE		122,317,901

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 10.1%
Aerospace & Defense 4.4%
General Dynamics Corp.	122,800	$17,162,528
Huntington Ingalls Industries, Inc.	41,700	4,412,694
Raytheon Co.	166,500	17,296,020
Total		38,871,242
Airlines 1.7%
Delta Air Lines, Inc.	29,400	1,182,762
Southwest Airlines Co.	418,600	14,433,328
Total		15,616,090
Commercial Services & Supplies 0.2%
RR Donnelley & Sons Co.	85,100	1,484,995
Electrical Equipment 1.5%
Emerson Electric Co.	211,500	13,548,690
Industrial Conglomerates 0.9%
General Electric Co.	313,800	8,099,178
Machinery 1.4%
Caterpillar, Inc.	125,400	12,716,814
TOTAL INDUSTRIALS		90,337,009
INFORMATION TECHNOLOGY 9.2%
Communications Equipment 2.6%
Cisco Systems, Inc.	942,000	23,050,740
Semiconductors & Semiconductor Equipment 1.9%
Marvell Technology Group Ltd.	994,400	13,364,736
Micron Technology, Inc. (a)	106,000	3,507,540
Total		16,872,276
Software 3.2%
Electronic Arts, Inc. (a)	98,400	4,031,448
Microsoft Corp.	528,400	24,808,380
Total		28,839,828
Technology Hardware, Storage & Peripherals 1.5%
Hewlett-Packard Co.	345,500	12,396,540
Western Digital Corp.	12,900	1,268,973
Total		13,665,513
TOTAL INFORMATION TECHNOLOGY		82,428,357

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 2.9%
Chemicals 1.0%
Westlake Chemical Corp.	123,400	$8,705,870
Metals & Mining 0.3%
United States Steel Corp.	62,600	2,506,504
Paper & Forest Products 1.6%
International Paper Co.	293,500	14,856,970
TOTAL MATERIALS		26,069,344
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	202,200	7,044,648
CenturyLink, Inc.	365,900	15,177,532
Total		22,222,180
TOTAL TELECOMMUNICATION SERVICES		22,222,180
UTILITIES 6.4%
Electric Utilities 3.4%
Edison International	247,800	15,507,324
Entergy Corp.	172,800	14,518,656
Total		30,025,980

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	335,400	$4,719,078
Multi-Utilities 2.5%
Ameren Corp.	132,400	5,605,816
Public Service Enterprise Group, Inc.	403,300	16,660,323
Total		22,266,139
TOTAL UTILITIES		57,011,197
Total Common Stocks (Cost: $762,002,593)		$877,287,977

	Shares	Value

Money Market Funds 6.1%
Columbia Short-Term Cash Fund, 0.092% (c)(d)	54,568,269	$54,568,269

Total Money Market Funds (Cost: $54,568,269)		$54,568,269

Total Investments
(Cost: $816,570,862) (e)		$931,856,246(f)
Other Assets & Liabilities, Net		(38,240,604)
Net Assets		$893,615,642

Investments in Derivatives Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, securities totaling $1,460,321 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	33	USD	16,594,050	12/2014	625,360	—

Notes to Portfolio of Investments

(a)			Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)			The rate shown is the seven-day current annualized yield at October 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,093,521	60,044,461	(21,569,713)	54,568,269	4,230	54,568,269

(e)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $816,571,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$117,020,000
Unrealized Depreciation	(1,735,000)
Net Unrealized Appreciation	$115,285,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	53,901,248	—	—	53,901,248
Consumer Staples	61,220,791	—	—	61,220,791
Energy	106,230,641	—	—	106,230,641
Financials	255,549,309	—	—	255,549,309
Health Care	122,317,901	—	—	122,317,901
Industrials	90,337,009	—	—	90,337,009
Information Technology	82,428,357	—	—	82,428,357
Materials	26,069,344	—	—	26,069,344
Telecommunication Services	22,222,180	—	—	22,222,180
Utilities	57,011,197	—	—	57,011,197
Total Equity Securities	877,287,977	—	—	877,287,977
Mutual Funds
Money Market Funds	54,568,269	—	—	54,568,269
Total Mutual Funds	54,568,269	—	—	54,568,269
Investments in Securities	931,856,246	—	—	931,856,246
Derivatives
Assets
Futures Contracts	625,360	—	—	625,360
Total	932,481,606	—	—	932,481,606

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Limited Duration Credit Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 88.4%
Aerospace & Defense 2.3%
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	$971,000	$1,014,695
L-3 Communications Corp.
05/28/17	1.500%	2,675,000	2,658,731
02/15/21	4.950%	11,180,000	12,264,292
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%	12,680,000	13,193,654
Total			29,131,372
Banking 0.2%
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/31/19	2.625%	3,055,000	3,077,726
Cable and Satellite 2.5%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	8,900,000	9,115,656
DISH DBS Corp.
02/01/16	7.125%	1,544,000	1,642,430
NBCUniversal Media LLC
04/01/21	4.375%	16,454,000	18,075,097
Time Warner Cable, Inc.
02/01/20	5.000%	2,239,000	2,506,306
Total			31,339,489
Chemicals 2.0%
Dow Chemical Co. (The) Senior Unsecured
11/15/21	4.125%	6,285,000	6,656,556
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	8,482,000	9,350,362
PQ Corp. Secured (a)
05/01/18	8.750%	8,565,000	9,078,900
Total			25,085,818
Construction Machinery 1.0%
CNH Industrial Capital LLC
11/01/15	3.875%	1,484,000	1,502,550
02/01/17	3.250%	6,080,000	6,080,000
CNH Industrial Capital LLC (a)
Senior Unsecured
07/15/19	3.375%	4,663,000	4,534,767
Total			12,117,317
Electric 18.3%
American Electric Power Co., Inc. Senior Unsecured
12/15/17	1.650%	8,435,000	8,454,485

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	$6,550,000	$6,651,622
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	2,105,000	2,299,786
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	2,660,000	2,743,923
03/15/22	5.050%	1,300,000	1,456,576
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	6,070,000	6,567,770
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	2,412,000	2,719,062
03/15/21	4.450%	17,425,000	18,967,304
09/15/22	2.750%	7,685,000	7,498,500
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%	9,860,000	10,262,712
08/15/22	3.050%	3,565,000	3,562,465
Indiana Michigan Power Co. Senior Unsecured
12/01/15	5.650%	95,000	98,791
NextEra Energy Capital Holdings
06/01/15	1.200%	4,310,000	4,328,244
Ohio Power Co. Senior Unsecured
06/01/16	6.000%	7,845,000	8,467,501
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/17	5.000%	14,659,000	16,118,098
Oncor Electric Delivery Co. LLC (a)
Senior Secured
06/01/19	2.150%	6,650,000	6,638,835
PG&E Corp. Senior Unsecured
03/01/19	2.400%	5,570,000	5,590,743
PPL Capital Funding, Inc.
06/01/18	1.900%	8,598,000	8,583,598
12/01/22	3.500%	1,655,000	1,672,411
06/01/23	3.400%	3,715,000	3,709,476
PSEG Power LLC
11/15/18	2.450%	3,950,000	3,991,112
09/15/21	4.150%	7,380,000	7,859,944
Potomac Edison Co. (The) 1st Mortgage
11/15/14	5.350%	690,000	691,351
Progress Energy, Inc.
Senior Unsecured
01/15/16	5.625%	3,195,000	3,374,093
04/01/22	3.150%	11,473,000	11,563,568

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Public Service Electric & Gas Co.
1st Mortgage
06/01/19	1.800%	$9,480,000	$9,425,158
08/15/19	2.000%	3,600,000	3,592,030
Sierra Pacific Power Co.
05/15/16	6.000%	6,274,000	6,761,872
Southern California Edison Co. 1st Refunding Mortgage
06/01/21	3.875%	7,314,000	7,945,210
TransAlta Corp.
Senior Unsecured
01/15/15	4.750%	13,909,000	14,019,315
06/03/17	1.900%	24,850,000	24,822,839
Xcel Energy, Inc.
Senior Unsecured
05/09/16	0.750%	3,490,000	3,488,677
05/15/20	4.700%	5,974,000	6,668,645
Total			230,595,716
Food and Beverage 8.3%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	14,180,000	13,580,867
ConAgra Foods, Inc. Senior Unsecured
01/25/23	3.200%	9,599,000	9,307,555
Constellation Brands, Inc.
12/15/14	8.375%	1,218,000	1,220,246
Diageo Capital PLC
07/15/20	4.828%	4,218,000	4,726,851
General Mills, Inc. Senior Unsecured
10/21/19	2.200%	6,015,000	5,976,137
Grupo Bimbo SAB de CV (a)
06/30/20	4.875%	3,460,000	3,786,029
01/25/22	4.500%	4,526,000	4,770,314
Molson Coors Brewing Co.
05/01/22	3.500%	5,715,000	5,756,285
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	24,580,000	25,385,978
Sysco Corp.
10/02/21	3.000%	4,965,000	5,035,255
Tyson Foods, Inc.
08/15/19	2.650%	3,105,000	3,134,597
Wm. Wrigley Jr., Co. (a)
Senior Unsecured
10/21/18	2.400%	13,945,000	14,085,203
10/21/19	2.900%	7,328,000	7,452,195
Total			104,217,512
Health Care 0.5%
CareFusion Corp. Senior Unsecured
05/15/17	1.450%	1,310,000	1,307,516

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Express Scripts Holding Co.
05/15/16	3.125%	$1,780,000	$1,842,847
McKesson Corp. Senior Unsecured
03/15/19	2.284%	3,620,000	3,603,616
Total			6,753,979
Independent Energy 10.8%
Antero Resources Finance Corp.
11/01/21	5.375%	11,440,000	11,611,600
Canadian Natural Resources Ltd.
Senior Unsecured
05/15/17	5.700%	720,000	794,665
11/15/21	3.450%	4,065,000	4,159,385
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	17,252,000	18,276,079
Chesapeake Energy Corp.
12/15/18	7.250%	2,335,000	2,676,494
Cimarex Energy Co.
05/01/22	5.875%	7,356,000	7,907,700
06/01/24	4.375%	1,012,000	1,028,445
Concho Resources, Inc.
04/01/23	5.500%	5,610,000	5,932,575
Continental Resources, Inc.
09/15/22	5.000%	24,435,000	25,901,100
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	11,534,000	11,749,432
Oasis Petroleum, Inc.
02/01/19	7.250%	1,128,000	1,161,840
Pioneer Natural Resources Co. Senior Unsecured
07/15/16	5.875%	3,090,000	3,322,013
Range Resources Corp.
06/01/21	5.750%	2,773,000	2,925,515
Whiting Petroleum Corp.
03/15/21	5.750%	4,035,000	4,256,925
Woodside Finance Ltd. (a)
11/10/14	4.500%	12,345,000	12,355,736
05/10/21	4.600%	20,225,000	21,921,311
Total			135,980,815
Life Insurance 5.0%
Five Corners Funding Trust Senior Unsecured (a)
11/15/23	4.419%	25,670,000	27,104,999
Hartford Financial Services Group, Inc. (The) Senior Unsecured
10/15/17	4.000%	8,725,000	9,321,363

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
MetLife, Inc. Senior Unsecured
09/15/23	4.368%	$9,275,000	$10,011,073
Metropolitan Life Global Funding I Secured (a)
04/10/19	2.300%	5,290,000	5,309,894
Prudential Covered Trust Secured (a)
09/30/15	2.997%	5,186,250	5,283,311
TIAA Asset Management Finance Co. LLC Senior Unsecured (a)
11/01/19	2.950%	6,145,000	6,156,719
Total			63,187,359
Media and Entertainment 4.7%
21st Century Fox America, Inc.
12/15/14	5.300%	1,270,000	1,277,161
09/15/22	3.000%	5,120,000	5,035,228
British Sky Broadcasting Group PLC (a)
11/26/22	3.125%	17,079,000	16,762,048
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	4,855,000	5,018,074
TCM Sub LLC (a)
01/15/15	3.550%	14,385,000	14,469,605
Thomson Reuters Corp.
Senior Unsecured
02/23/17	1.300%	9,570,000	9,567,043
09/30/21	3.950%	3,340,000	3,500,317
Time Warner, Inc.
03/29/21	4.750%	3,495,000	3,844,399
Total			59,473,875
Metals 2.7%
Barrick Gold Corp. Senior Unsecured
05/01/23	4.100%	9,565,000	9,245,080
CONSOL Energy, Inc.
04/01/20	8.250%	10,035,000	10,586,925
Teck Resources Ltd.
02/01/23	3.750%	9,630,000	9,086,107
Vale Overseas Ltd.
01/11/22	4.375%	4,985,000	5,063,115
Total			33,981,227
Midstream 12.4%
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	9,510,000	10,803,151

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	$9,145,000	$9,685,387
Gulfstream Natural Gas System LLC Senior Unsecured (a)
11/01/15	5.560%	2,140,000	2,236,998
Kinder Morgan Energy Partners LP
Senior Unsecured
03/01/21	3.500%	3,180,000	3,164,335
09/01/22	3.950%	18,575,000	18,524,773
02/15/23	3.450%	7,717,000	7,414,849
MarkWest Energy Partners LP/Finance Corp.
11/01/20	6.750%	502,000	532,120
NiSource Finance Corp.
09/15/17	5.250%	8,271,000	9,130,556
09/15/20	5.450%	422,000	481,469
Northwest Pipeline LLC
Senior Unsecured
06/15/16	7.000%	7,241,000	7,945,853
04/15/17	5.950%	13,565,000	14,972,708
Panhandle Eastern Pipeline Co. LP Senior Unsecured
11/01/17	6.200%	10,533,000	11,896,076
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
09/15/15	3.950%	2,937,000	3,014,543
06/01/22	3.650%	7,219,000	7,382,279
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	5,115,000	5,306,813
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	11,780,000	11,765,275
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	15,048,000	15,644,096
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	9,160,000	10,038,948
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	6,102,000	6,572,836
Total			156,513,065
Natural Gas 0.9%
Sempra Energy
Senior Unsecured
04/01/17	2.300%	6,060,000	6,213,130
10/01/22	2.875%	5,145,000	5,046,607
Total			11,259,737

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services 3.5%
Noble Holding International Ltd.
Senior Unsecured
03/01/16	3.050%	$3,257,000	$3,323,443
Noble Holding International Ltd.
03/15/17	2.500%	7,288,000	7,384,456
03/15/22	3.950%	28,993,000	27,966,764
Weatherford International Ltd.
02/15/16	5.500%	4,710,000	4,973,350
Total			43,648,013
Property & Casualty 4.3%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	3,789,000	4,146,587
CNA Financial Corp.
Senior Unsecured
08/15/16	6.500%	4,954,000	5,416,169
08/15/20	5.875%	6,380,000	7,330,154
08/15/21	5.750%	2,070,000	2,371,595
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	11,265,000	12,367,044
Senior Unsecured
08/15/16	6.700%	18,070,000	19,804,015
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	3,124,000	3,289,053
Total			54,724,617
Railroads 0.8%
Norfolk Southern Co. Senior Unsecured
01/15/16	5.750%	10,000,000	10,582,770
Refining 0.8%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	4,410,000	4,551,737
Valero Energy Corp.
02/01/15	4.500%	4,865,000	4,908,493
Total			9,460,230
Restaurants 1.0%
Yum! Brands, Inc.
Senior Unsecured
11/01/20	3.875%	8,346,000	8,669,144
11/01/21	3.750%	3,600,000	3,708,266
Total			12,377,410
Transportation Services 1.7%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	3,280,000	3,719,193
10/15/19	2.350%	3,605,000	3,580,205

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services (continued)
Senior Unsecured
08/16/21	4.500%	$6,175,000	$6,719,493
Heathrow Funding Ltd. Senior Secured (a)
06/25/15	2.500%	7,568,000	7,658,112
Total			21,677,003
Wireless 1.3%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
12/15/17	2.381%	13,331,000	13,506,143
Rogers Communications, Inc.
03/15/23	3.000%	3,325,000	3,198,297
Total			16,704,440
Wirelines 3.4%
AT&T, Inc.
Senior Unsecured
08/15/21	3.875%	4,310,000	4,519,156
12/01/22	2.625%	14,903,000	14,164,526
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.500%	7,760,000	7,909,652
11/01/22	2.450%	17,745,000	16,645,662
Total			43,238,996
Total Corporate Bonds & Notes (Cost: $1,104,766,468)			$1,115,128,486

U.S. Treasury Obligations 0.3%
U.S. Treasury
02/29/16	0.250%	3,505,000	3,505,548
Total U.S. Treasury Obligations (Cost: $3,493,499)			$3,505,548

Foreign Government Obligations(b) 1.2%
Brazil 0.7%
Petrobras International Finance Co. SA
01/27/21	5.375%	8,995,000	9,195,389
Netherlands 0.5%
Petrobras Global Finance BV
03/17/17	3.250%	5,970,000	6,035,013
Total Foreign Government Obligations (Cost: $15,233,981)			$15,230,402

	Shares	Value

Money Market Funds 6.1%
Columbia Short-Term Cash Fund, 0.092% (c)(d)	77,169,199	$77,169,199
Total Money Market Funds (Cost: $77,169,199)		$77,169,199
Total Investments
(Cost: $1,200,663,147) (e)		$1,211,033,635(f)
Other Assets & Liabilities, Net	50,086,668
Net Assets		$1,261,120,303

Investments in Derivatives Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $3,837,120 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(117)	USD	(25,688,813)	12/2014	—	(78,785)
US 5YR NOTE	(420)	USD	(50,160,470)	12/2014	—	(315,631)
US 10YR NOTE	(2,737)	USD	(345,845,623)	12/2014	—	(717,053)
US LONG BOND	(71)	USD	(10,017,656)	12/2014	—	(115,481)
Total					—	(1,226,950)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $281,261,206 or 22.30% of net assets.

(b)	Principal and interest may not be guaranteed by the government.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	143,977,145	204,988,104	(271,796,050)	77,169,199	25,764	77,169,199

(e)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $1,200,663,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,932,000
Unrealized Depreciation	(2,561,000)
Net Unrealized Appreciation	$10,371,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	1,115,128,486	—	1,115,128,486
U.S. Treasury Obligations	3,505,548	—	—	3,505,548
Foreign Government Obligations	—	15,230,402	—	15,230,402
Total Bonds	3,505,548	1,130,358,888	—	1,133,864,436
Mutual Funds
Money Market Funds	77,169,199	—	—	77,169,199
Total Mutual Funds	77,169,199	—	—	77,169,199
Investments in Securities	80,674,747	1,130,358,888	—	1,211,033,635
Derivatives
Liabilities
Futures Contracts	(1,226,950)	—	—	(1,226,950)
Total	79,447,797	1,130,358,888	—	1,209,806,685

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

Corporate Bonds & Notes ($)
Balance as of July 31, 2014	23,235,313
Accrued discounts/premiums	(255,224)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	19,911
Sales	(23,000,000)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of October 31, 2014	—

Portfolio of Investments

Columbia Minnesota Tax-Exempt Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.5%
AIRPORT 4.2%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2011
01/01/25	5.000%	$2,000,000	$2,297,580
Subordinated Series 2012B
01/01/30	5.000%	1,000,000	1,137,750
01/01/31	5.000%	750,000	850,193
Subordinated Series 2014A
01/01/34	5.000%	1,000,000	1,149,700
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,747,727
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,553,232
Minneapolis-St. Paul Metropolitan Airports Commission (a)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	3,055,120
Total			18,791,302
ASSISTED LIVING 0.4%
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/32	5.000%	325,000	340,844
11/01/42	5.000%	1,250,000	1,292,450
Total			1,633,294
HEALTH SERVICES 3.8%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2011
11/01/41	5.000%	1,600,000	1,709,216
Series 2014
11/01/44	5.000%	500,000	553,040
City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	3,000,000	3,120,000
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/23	5.250%	1,000,000	1,061,180
05/15/26	5.250%	1,000,000	1,056,370
05/15/36	5.250%	9,000,000	9,428,400
Total			16,928,206
HIGHER EDUCATION 13.1%
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05/01/23	5.500%	275,000	285,054

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
05/01/37	5.500%	$6,000,000	$6,170,400
Carleton College
6th Series 2008T
01/01/28	5.000%	3,000,000	3,309,750
College of St. Benedict
7th Series 2011M
03/01/31	5.000%	300,000	327,348
03/01/36	5.125%	275,000	298,018
Series 2008V
03/01/18	5.000%	500,000	554,630
College of St. Scholastica
Series 2010H
12/01/30	5.125%	870,000	945,420
12/01/35	5.250%	1,000,000	1,088,100
Series 2011-7J
12/01/40	6.300%	1,800,000	2,032,776
Series 2012
12/01/27	4.250%	350,000	359,982
12/01/32	4.000%	350,000	339,024
Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	545,055
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,123,620
10/01/40	6.000%	4,000,000	4,448,440
St. Catherine University
7th Series 2012Q
10/01/25	5.000%	325,000	363,870
10/01/26	5.000%	280,000	308,966
10/01/27	5.000%	200,000	220,182
10/01/32	5.000%	700,000	758,436
St. John’s University
6th Series 2005G
10/01/22	5.000%	5,130,000	5,348,948
6th Series 2008U
10/01/28	4.750%	1,000,000	1,103,980
St. Olaf College
6th Series 2007O
10/01/22	5.000%	3,040,000	3,292,016
University of St. Thomas
6th Series 2008W
10/01/30	6.000%	3,625,000	3,907,823
6th Series 2009X
04/01/39	5.250%	6,000,000	6,501,840
Unrefunded Revenue Bonds
College of St. Benedict
Series 2008
03/01/23	4.750%	730,000	771,690
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,137,140
Series 2011A
12/01/31	5.250%	5,000,000	5,915,800
Series 2011D
12/01/36	5.000%	5,985,000	6,800,815
Total			58,259,123

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL 23.2%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	$500,000	$501,885
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/23	4.000%	400,000	418,956
04/01/24	4.000%	745,000	779,173
04/01/26	4.000%	500,000	518,935
04/01/31	4.000%	1,450,000	1,491,238
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05/01/19	5.000%	1,965,000	2,085,808
05/01/20	5.000%	1,000,000	1,055,000
05/01/21	5.000%	1,500,000	1,573,605
05/01/37	5.250%	6,610,000	6,857,346
North Memorial Health Care
Series 2005
09/01/35	5.000%	2,500,000	2,523,025
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,156,880
08/15/30	5.000%	2,500,000	2,545,475
08/15/35	5.250%	2,275,000	2,566,973
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	6,192,213
City of Northfield Hospital & Skilled Nursing Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,557,105
City of Rochester
Revenue Bonds
Olmsted Medical Center Project
Series 2010
07/01/30	5.875%	1,950,000	2,202,115
Series 2013
07/01/24	5.000%	300,000	354,645
07/01/27	5.000%	245,000	284,577
07/01/28	5.000%	225,000	260,224
07/01/33	5.000%	650,000	732,674
City of Rochester (b)
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/38	4.500%	2,000,000	2,328,920

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Shakopee Redunding Revenue Bonds St. Francis Regional Medical Center Series 2014
09/01/34	5.000%	$1,000,000	$1,131,850
City of St Cloud Refunding Revenue Bonds CentraCare Health Series 2014B (c)
05/01/24	5.000%	1,400,000	1,683,416
City of St. Cloud Revenue Bonds Centracare Health System Series 2010A
05/01/30	5.125%	5,000,000	5,615,850
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	7,223,296
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,339,780
City of Stillwater Revenue Bonds Health System Obligation Group Series 2005
06/01/25	5.000%	1,750,000	1,769,338
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2007
07/01/31	5.150%	2,000,000	2,078,780
Series 2012
07/01/34	5.000%	750,000	807,098
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	2,057,428
03/01/21	5.375%	1,045,000	1,105,819
County of Meeker
Revenue Bonds
Hospital Facilities Memorial Hospital Project
Series 2007
11/01/27	5.750%	1,000,000	1,049,010
11/01/37	5.750%	2,250,000	2,333,677
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,828,370

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11/15/22	5.000%	$1,025,000	$1,144,146
Series 2009A-1
11/15/29	5.250%	7,000,000	8,019,340
Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	7,903,240
02/01/29	5.000%	3,000,000	3,172,470
Healtheast Project
Series 2005
11/15/25	6.000%	2,000,000	2,086,500
11/15/30	6.000%	1,490,000	1,554,577
11/15/35	6.000%	3,500,000	3,645,775
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,785,532
Total			103,322,064
JOINT POWER AUTHORITY 12.3%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/19	5.000%	1,925,000	2,195,270
01/01/42	5.000%	1,500,000	1,632,525
City of Chaska Electric Refunding Revenue Bonds Generating Facilities Series 2005A
10/01/30	5.000%	3,800,000	3,920,954
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/22	5.000%	250,000	296,350
12/01/25	5.000%	400,000	465,348
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/32	5.000%	250,000	289,355
10/01/33	5.000%	250,000	288,433
Revenue Bonds
Series 2005
10/01/30	5.000%	3,500,000	3,624,215
Series 2010A
10/01/35	5.250%	7,000,000	7,783,720
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	3,892,350
Series 2008A
01/01/21	5.000%	3,500,000	3,899,280
Series 2013A
01/01/30	5.000%	340,000	387,858
01/01/31	5.000%	460,000	522,256

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY (CONTINUED)
Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	$4,000,000	$4,407,080
Southern Minnesota Municipal Power Agency (d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,669,100
01/01/26	0.000%	10,000,000	7,258,500
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/29	5.000%	1,200,000	1,409,676
01/01/30	5.000%	1,000,000	1,169,120
Revenue Bonds
Series 2014A
01/01/40	5.000%	1,000,000	1,150,560
01/01/46	5.000%	5,000,000	5,680,100
Total			54,942,050
LOCAL APPROPRIATION 2.4%
Anoka-Hennepin Independent School District No. 11 Certificate of Participation Series 2014A
02/01/34	5.000%	1,700,000	1,957,958
Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,491,960
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/29	5.000%	1,200,000	1,373,772
02/01/34	5.000%	1,200,000	1,349,196
02/01/39	5.000%	1,300,000	1,440,959
Total			10,613,845
LOCAL GENERAL OBLIGATION 2.8%
City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,144,770
County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	561,175
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT (a)
11/01/30	5.000%	2,010,000	2,269,853

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Ramsey Unlimited General Obligation Bonds Capital Improvement Plan Series 2007A
02/01/23	5.000%	$1,125,000	$1,254,690
Hermantown Independent School District No. 700 Unlimited General Obligation Bonds School Building Series 2014A
02/01/37	5.000%	4,740,000	5,504,751
Mahtomedi Independent School District No. 832 (c)
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A
02/01/30	5.000%	500,000	599,870
02/01/31	5.000%	1,140,000	1,359,838
Total			12,694,947
MULTI-FAMILY 3.9%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A
04/01/27	5.000%	2,500,000	2,667,475
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,617,225
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/26	5.750%	1,000,000	1,041,530
12/01/30	6.000%	3,000,000	3,147,450
City of Crystal Revenue Bonds Crystal Leased Housing Association Series 2014
06/01/31	5.250%	2,500,000	2,553,175
City of Oak Park Heights
Revenue Bonds
Housing Oakgreen Commons Project
Series 2010
08/01/45	7.000%	2,000,000	2,200,700
Oakgreen Commons Project Memory
Series 2013
08/01/43	6.500%	1,000,000	1,085,970
City of St. Anthony Revenue Bonds Multifamily Housing Landings Silver Lake Village Series 2013
12/01/30	6.000%	3,000,000	3,248,610
Total			17,562,135

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NURSING HOME 5.2%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project
Senior Series 2011B
11/01/34	6.875%	$2,765,000	$2,962,200
Series 2011A
11/01/40	7.000%	1,000,000	1,068,810
11/01/46	7.000%	1,000,000	1,066,560
City of Oak Park Heights Refunding Revenue Bonds Boutwells Landing Care Center Series 2013
08/01/25	5.250%	1,480,000	1,599,466
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/30	6.125%	840,000	867,871
09/01/36	6.250%	925,000	956,857
09/01/42	6.375%	2,435,000	2,520,103
City of Sauk Rapids Refunding Revenue Bonds Good Shepherd Lutheran Home Series 2013
01/01/39	5.125%	2,500,000	2,515,575
Dakota County Community Development Agency Revenue Bonds Ebenezer Ridges Care Center TCU Project Series 2014S
09/01/46	5.000%	2,000,000	2,015,060
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Episcopal Homes Project
Senior Series 2013
05/01/38	5.000%	1,200,000	1,216,596
05/01/48	5.125%	6,250,000	6,369,312
Total			23,158,410
OTHER BOND ISSUE 0.4%
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,685,910
OTHER UTILITY 0.3%
St. Paul Port Authority (a)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/28	5.450%	250,000	261,218
08/01/36	5.700%	1,250,000	1,306,025
Total			1,567,243

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK 0.9%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/30	6.250%	$1,000,000	$1,186,800
City of Minneapolis (a)
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,092,691
06/01/28	5.000%	1,500,000	1,554,315
Total			3,833,806
PREP SCHOOL 3.5%
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2014
08/01/36	5.500%	500,000	544,615
08/01/44	5.750%	1,500,000	1,637,505
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/32	5.000%	220,000	233,033
12/01/43	5.000%	1,500,000	1,561,650
County of Anoka
Revenue Bonds
Spectrum Building Co.
Series 2012A
06/01/27	5.000%	290,000	304,346
06/01/32	5.000%	300,000	310,119
06/01/43	5.000%	1,000,000	1,018,910
Series 2014A
06/01/47	5.000%	1,600,000	1,625,152
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
St. Paul Academy & Summit School
Series 2007
10/01/24	5.000%	5,000,000	5,311,700
St. Paul Conservatory
Series 2013A
03/01/28	4.000%	200,000	193,358
03/01/43	4.625%	1,000,000	1,002,340
Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/42	6.625%	1,500,000	1,699,980
Total			15,442,708
REFUNDED / ESCROWED 1.7%
Minneapolis-St. Paul Metropolitan Airports Commission Prerefunded 01/01/15 Revenue Bonds Subordinated Series 2005C (NPFGC)
01/01/31	5.000%	6,185,000	6,235,036

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity
01/01/16	6.375%	$1,230,000	$1,276,691
Total			7,511,727
RETIREMENT COMMUNITIES 3.6%
Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	3,385,000	3,531,604
City of Moorhead Refunding Revenue Bonds Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	993,610
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10/01/27	6.000%	1,250,000	1,329,463
10/01/33	6.000%	3,000,000	3,182,790
10/01/47	6.250%	1,265,000	1,341,861
City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A
11/01/28	5.875%	2,050,000	2,113,222
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,545,705
Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014
12/01/49	5.250%	2,000,000	1,970,000
Total			16,008,255
SINGLE FAMILY 1.8%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	282,288	286,954
Series 2011A (GNMA/FNMA/FHLMC)
12/01/27	4.450%	885,000	953,959
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2008A
07/01/23	4.650%	195,000	205,552

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SINGLE FAMILY (CONTINUED)
Series 2009
01/01/40	5.100%	$730,000	$776,297
Minnesota Housing Finance Agency (a)
Revenue Bonds
Residential Housing Finance
Series 2006B AMT
07/01/26	4.750%	905,000	912,376
07/01/31	4.850%	1,215,000	1,222,776
Series 2006I AMT
07/01/26	5.050%	2,645,000	2,691,499
Series 2006M AMT
01/01/37	5.750%	300,000	300,651
Minnesota Housing Finance Agency (a)(b)
Revenue Bonds
Residential Housing Finance
Series 2007D AMT
01/01/38	5.500%	560,000	575,534
Total			7,925,598
SPECIAL NON PROPERTY TAX 4.5%
City of Lakeville Liquor
Revenue Bonds
Series 2007
02/01/22	5.000%	175,000	177,928
02/01/27	5.000%	225,000	231,113
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/27	4.750%	4,205,000	4,622,262
12/15/29	5.000%	1,825,000	2,018,268
Territory of Guam (e)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	3,500,000	3,877,440
Series 2011A
01/01/42	5.125%	1,200,000	1,294,572
Virgin Islands Public Finance Authority (e)
Refunding Revenue Bonds
Gross Receipts Taxes Loan
Series 2012-A
10/01/32	5.000%	4,000,000	4,423,280
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2012-A
10/01/32	5.000%	2,905,000	3,212,407
Total			19,857,270
SPECIAL PROPERTY TAX 0.6%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,405,000	2,525,755

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED 8.9%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/24	5.000%	$2,210,000	$2,641,237
03/01/25	5.000%	7,600,000	9,044,228
03/01/28	5.000%	6,000,000	7,072,560
03/01/29	5.000%	4,250,000	4,988,863
Revenue Bonds
Appropriation
Series 2014A
06/01/38	5.000%	8,880,000	10,193,263
University of Minnesota Revenue Bonds State Supported Biomed Science Research Facilities Series 2013
08/01/38	5.000%	5,000,000	5,706,500
Total			39,646,651
Total Municipal Bonds (Cost: $403,189,124)			$433,910,299

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.7%
City of Minneapolis/St. Paul Housing & Redevelopment Authority (b)
Revenue Bonds
Children’s Health Care Facilities
VRDN Series 2004A (AGM)
08/15/34	0.100%	500,000	500,000
Children’s Hospitals Clinics
VRDN Series 2007A (AGM)
08/15/37	0.100%	2,500,000	2,500,000
Total Floating Rate Notes (Cost: $3,000,000)			$3,000,000

	Shares	Value

Money Market Funds 1.2%
JPMorgan Tax-Free Money Market Fund, 0.010% (f)	5,138,803	$5,138,803

Total Money Market Funds (Cost: $5,138,803)		$5,138,803

Total Investments (Cost: $411,327,927) (g)		$442,049,102(h)
Other Assets & Liabilities, Net		2,689,304
Net Assets		$444,738,406

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2014, the value of these securities amounted to $12,807,699 or 2.88% of net assets.

(f)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(g)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $411,328,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$30,905,000
Unrealized Depreciation	(184,000)
Net Unrealized Appreciation	$30,721,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	433,910,299	—	433,910,299
Total Bonds	—	433,910,299	—	433,910,299
Short-Term Securities
Floating Rate Notes	—	3,000,000	—	3,000,000
Total Short-Term Securities	—	3,000,000	—	3,000,000
Mutual Funds
Money Market Funds	5,138,803	—	—	5,138,803
Total Mutual Funds	5,138,803	—	—	5,138,803
Total	5,138,803	436,910,299	—	442,049,102

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Money Market Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 14.4%
Chariot Funding LLC (a)
11/26/14	0.150%	$19,000,000	$18,998,021
Fairway Finance Co. LLC (a)
01/06/15	0.180%	23,000,000	22,992,410
Liberty Street Funding LLC (a)
11/03/14	0.040%	14,600,000	14,599,951
MetLife Short Term Funding LLC (a)
01/26/15	0.130%	45,000,000	44,986,025
Old Line Funding LLC (a)
12/01/14	0.150%	53,705,000	53,698,287
Regency Markets No. 1 LLC (a)
11/19/14	0.130%	29,000,000	28,997,970
11/20/14	0.130%	24,000,000	23,998,226
Thunder Bay Funding LLC (a)
11/18/14	0.160%	26,000,000	25,997,913
12/05/14	0.150%	18,623,000	18,620,290

Total Asset-Backed Commercial Paper (Cost: $252,889,093)			$252,889,093

Commercial Paper 36.5%
Banking 9.0%
Bank of New York Mellon Corp. (The) (a)
11/03/14	0.040%	52,000,000	51,999,827
HSBC USA, Inc.
12/02/14	0.170%	25,000,000	24,996,340
01/23/15	0.170%	27,000,000	26,989,417
State Street Corp.
11/05/14	0.130%	28,000,000	27,999,502
11/12/14	0.130%	26,000,000	25,998,888
Total			157,983,974

Consumer Products 3.0%
Procter & Gamble Co. (The) (a)
12/11/14	0.100%	24,000,000	23,997,334
12/12/14	0.100%	29,000,000	28,996,697
Total			52,994,031

Diversified Manufacturing 3.0%
General Electric Co.
11/04/14	0.040%	52,000,000	51,999,783

Integrated Energy 5.0%
Chevron Corp. (a)
11/03/14	0.060%	52,000,000	51,999,740
Exxon Mobil Corp.
11/03/14	0.050%	36,000,000	35,999,860
Total			87,999,600

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Life Insurance 3.0%
New York Life Capital Corp. (a)
11/10/14	0.090%	$23,000,000	$22,999,425
11/20/14	0.100%	30,000,000	29,998,417
Total			52,997,842

Pharmaceuticals 9.1%
Novartis Finance Corp. (a)
11/06/14	0.060%	21,626,000	21,625,790
11/13/14	0.070%	31,000,000	30,999,277
Roche Holdings, Inc. (a)
11/24/14	0.050%	19,000,000	18,999,393
12/10/14	0.070%	20,000,000	19,998,483
01/06/15	0.130%	14,000,000	13,996,663
Sanofi Aventis (a)
11/07/14	0.070%	33,000,000	32,999,560
12/31/14	0.130%	20,000,000	19,995,667
Total			158,614,833

Retailers 1.3%
Wal-Mart Stores, Inc. (a)
12/01/14	0.080%	22,000,000	21,998,533

Technology 3.1%
International Business Machines Co. (a)
11/07/14	0.050%	20,000,000	19,999,800
12/08/14	0.100%	12,500,000	12,498,715
12/22/14	0.100%	21,000,000	20,997,025
Total			53,495,540

Total Commercial Paper (Cost: $638,084,136)			$638,084,136

Certificates of Deposit 13.8%
Australia & New Zealand Banking Group Ltd.
11/06/14	0.110%	52,000,000	52,000,000
BB&T Corp.
12/23/14	0.120%	50,000,000	50,000,000
Canadian Imperial Bank of Commerce
11/03/14	0.060%	52,000,000	52,000,000
Toronto Dominion Bank Ltd.
01/05/15	0.150%	52,000,000	52,000,000
US Bank
02/02/15	0.130%	36,000,000	36,000,000

Total Certificates of Deposit (Cost: $242,000,000)			$242,000,000

U.S. Government & Agency Obligations 20.6%
Federal Home Loan Banks Discount Notes
11/05/14	0.050%	39,000,000	38,999,740

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
11/14/14	0.010%	$12,300,000	$12,299,933
11/19/14	0.040%	22,910,000	22,909,534
11/21/14	0.020%	39,000,000	38,999,458
12/03/14	0.070%	5,689,000	5,688,646
12/12/14	0.050%	9,540,000	9,539,505
12/19/14	0.030%	45,986,000	45,984,087
01/02/15	0.050%	50,000,000	49,995,867
01/07/15	0.090%	13,500,000	13,497,739
Federal Home Loan Banks
01/16/15	0.110%	7,300,000	7,299,714
03/11/15	0.130%	9,000,000	8,998,990
06/03/15	0.130%	5,500,000	5,499,781
07/17/15	0.200%	9,000,000	9,000,000
08/03/15	0.230%	5,000,000	5,000,000
08/27/15	0.240%	8,500,000	8,500,000
Federal Home Loan Mortgage Corp. Discount Notes
11/03/14	0.020%	2,000,000	1,999,996
11/28/14	0.020%	9,500,000	9,499,857
Federal National Mortgage Association Discount Notes
11/03/14	0.010%	4,600,000	4,599,995
11/04/14	0.050%	6,000,000	5,999,965
11/12/14	0.060%	26,120,000	26,119,521
11/19/14	0.060%	30,000,000	29,999,025

Total U.S. Government & Agency Obligations (Cost: $360,431,353)			$360,431,353

Repurchase Agreements 6.4%
Tri-Party Barclays Bank PLC dated 10/31/14, matures 11/03/14 repurchase price $33,700,197
(collateralized by U.S. Treasury securities, total market value $33,700,023)
	0.070%	33,700,000	$33,700,000
Tri-Party RBC Capital Markets LLC dated 10/31/14, matures 11/03/14 repurchase price $39,000,260
(collateralized by U.S. Treasury securities, total market value $39,780,057)
	0.080%	39,000,000	39,000,000

Tri-Party TD Securities (USA) LLC
dated 10/31/14, matures 11/03/14
repurchase price $39,000,293
(collateralized by U.S. Treasury securities and U.S.
Government Agencies, total market value $39,780,037)

	0.090%	39,000,000	39,000,000

Total Repurchase Agreements (Cost: $111,700,000)			$111,700,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 3.1%
ABS Other 1.3%
CNH Equipment Trust
Series 2014-A Class A1
02/17/15	0.200%	$1,909,754	$1,909,754
Series 2014-C Class A1
11/16/15	0.200%	10,000,000	10,000,000
Dell Equipment Finance Trust Series 2014-1 Class A1 (b)
08/14/15	0.260%	5,004,066	5,004,066
GreatAmerica Leasing Receivables Series 2014-1 Class A1 (b)
03/15/15	0.250%	1,685,222	1,685,222
MMAF Equipment Finance LLC Series 2014-AA Class A1 (b)
07/02/15	0.200%	2,700,451	2,700,451
Volvo Financial Equipment LLC Series 2014-1A Class A1 (b)
03/16/15	0.210%	1,035,967	1,035,967
Total			22,335,460

Car Loan 1.8%
AmeriCredit Automobile Receivables Trust Series 2014-2 Class A1
06/08/15	0.210%	4,460,250	4,460,250
Enterprise Fleet Financing LLC (b)
Series 2014-1 Class A1
02/20/15	0.250%	2,033,207	2,033,207
Series 2014-2 Class A1
08/20/15	0.250%	6,902,457	6,902,457
Fifth Third Auto Trust Series 2014-3 Class A1
11/16/15	0.210%	6,600,000	6,600,000
SMART Trust Series 2014-1US Class A1
03/14/15	0.220%	51,029	51,029
TCF Auto Receivables Owner Trust Series 2014-1A Class A1 (b)
07/15/15	0.260%	1,060,705	1,060,705
Westlake Automobile Receivables Trust Series 2014-1A Class A1 (b)
06/15/15	0.350%	1,652,815	1,652,815
Wheels SPV 2 LLC Series 2014-1A Class A1 (b)
05/20/15	0.240%	2,898,830	2,898,830
World Omni Auto Receivables Trust Series 2014-B Class A1
11/16/15	0.230%	6,000,000	6,000,000
Total			31,659,293

Total Asset-Backed Securities - Non-Agency (Cost: $53,994,753)			$53,994,753

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 5.0%
U.S. Treasury (c)
01/31/16	0.070%	$68,000,000	$67,987,412
04/30/16	0.090%	20,000,000	20,000,303
Total U.S. Treasury Obligations (Cost: $87,987,715)			$87,987,715
Total Investments
(Cost: $1,747,087,050) (d)			$1,747,087,050(e)
Other Assets & Liabilities, Net			2,674,030
Net Assets			$1,749,761,080

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $696,989,439 or 39.83% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $24,973,720 or 1.43% of net assets.

(c)	Variable rate security.
(d)	Also represents the cost of securities for federal income tax purposes at October 31, 2014.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	252,889,093	—	252,889,093
Commercial Paper	—	638,084,136	—	638,084,136
Certificates of Deposit	—	242,000,000	—	242,000,000
U.S. Government & Agency Obligations	—	360,431,353	—	360,431,353
Repurchase Agreements	—	111,700,000	—	111,700,000
Total Short-Term Securities	—	1,605,104,582	—	1,605,104,582
Bonds
Asset-Backed Securities - Non-Agency	—	53,994,753	—	53,994,753
U.S. Treasury Obligations	—	87,987,715	—	87,987,715
Total Bonds	—	141,982,468	—	141,982,468
Total	—	1,747,087,050	—	1,747,087,050

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Short-Term Cash Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Effective	Principal
Issuer	Yield	Amount	Value

Asset-Backed Commercial Paper 11.5%
Chariot Funding LLC (a)
11/03/14	0.100%	$25,000,000	$24,999,792
Fairway Finance Co. LLC (a)
12/12/14	0.150%	20,000,000	19,996,583
12/22/14	0.150%	25,014,000	25,008,685
01/05/15	0.180%	50,040,000	50,023,737
Jupiter Securitization Co. LLC (a)
12/29/14	0.160%	15,000,000	14,996,133
Liberty Street Funding LLC (a)
11/03/14	0.040%	175,000,000	174,999,417
Metlife Short Term Funding LLC (a)
11/12/14	0.120%	21,000,000	20,999,166
12/11/14	0.130%	60,000,000	59,991,333
01/07/15	0.130%	50,000,000	49,987,903
01/09/15	0.130%	35,000,000	34,991,279
01/21/15	0.130%	35,000,000	34,989,763
01/22/15	0.130%	40,000,000	39,988,156
01/29/15	0.130%	30,000,000	29,990,358
01/30/15	0.130%	20,000,000	19,993,500
Old Line Funding LLC (a)
11/18/14	0.130%	65,023,000	65,018,961
11/20/14	0.160%	30,000,000	29,997,308
01/20/15	0.150%	50,000,000	49,983,333
01/27/15	0.150%	30,000,000	29,989,125
02/04/15	0.170%	50,000,000	49,977,569
02/20/15	0.170%	25,000,000	24,986,896
Regency Markets No. 1 LLC (a)
11/20/14	0.130%	87,000,000	86,993,572
Thunder Bay Funding LLC (a)
11/18/14	0.160%	40,000,000	39,996,789
11/20/14	0.130%	80,000,000	79,994,300
12/01/14	0.150%	63,791,000	63,783,026
01/26/15	0.150%	50,000,000	49,982,083
Total Asset-Backed Commercial Paper
(Cost: $1,171,658,767)			$1,171,658,767

Commercial Paper 32.8%
Banking 7.0%
Bank of New York Mellon Corp. (The) (a)
11/03/14	0.040%	75,000,000	74,999,750
HSBC USA, Inc.
11/07/14	0.150%	40,000,000	39,998,867
11/21/14	0.160%	50,000,000	49,995,278
11/25/14	0.170%	50,000,000	49,994,333
12/01/14	0.170%	30,000,000	29,995,750
01/23/15	0.170%	50,000,000	49,980,403
02/02/15	0.170%	40,000,000	39,982,433
02/20/15	0.170%	25,000,000	24,986,896
02/25/15	0.170%	50,000,000	49,972,611
State Street Corp.
11/10/14	0.130%	45,000,000	44,998,425
11/12/14	0.130%	57,000,000	56,997,562
11/14/14	0.130%	50,000,000	49,997,472
12/10/14	0.150%	50,000,000	49,991,875

	Effective	Principal
Issuer	Yield	Amount	Value

Commercial Paper (continued)
Banking (continued)
01/16/15	0.150%	$75,000,000	$74,976,250
Wells Fargo & Co.
12/18/14	0.140%	25,000,000	24,995,430
Total			711,863,335
Consumer Products 2.9%
Procter & Gamble Co. (The) (a)
11/17/14	0.110%	13,395,000	13,394,286
11/26/14	0.120%	50,000,000	49,995,834
12/10/14	0.100%	50,000,000	49,994,583
01/06/15	0.110%	34,000,000	33,993,143
01/13/15	0.140%	20,000,000	19,994,322
01/27/15	0.080%	75,000,000	74,985,500
01/30/15	0.080%	30,000,000	29,994,000
02/03/15	0.140%	25,000,000	24,990,861
Total			297,342,529
Finance Companies 2.7%
General Electric Capital Corp.
12/16/14	0.150%	100,000,000	99,981,250
12/19/14	0.160%	50,000,000	49,989,333
02/24/15	0.170%	25,000,000	24,986,423
03/09/15	0.150%	55,000,000	54,970,667
03/17/15	0.150%	50,000,000	49,971,667
Total			279,899,340
Integrated Energy 5.5%
Chevron Corp. (a)
11/03/14	0.070%	75,000,000	74,999,597
11/04/14	0.080%	25,000,000	24,999,792
11/05/14	0.080%	25,000,000	24,999,722
11/12/14	0.080%	30,000,000	29,999,175
12/08/14	0.100%	10,400,000	10,398,931
12/29/14	0.090%	25,000,000	24,996,375
01/14/15	0.120%	50,000,000	49,987,667
01/21/15	0.120%	15,000,000	14,995,950
01/26/15	0.100%	50,000,000	49,988,056
Exxon Mobil Corp.
11/03/14	0.050%	50,000,000	49,999,805
12/01/14	0.070%	200,000,000	199,987,917
Total			555,352,987
Life Insurance 3.2%
New York Life Capital Corp. (a)
11/04/14	0.080%	18,000,000	17,999,850
11/06/14	0.080%	23,000,000	22,999,681
11/10/14	0.090%	38,000,000	37,999,050
11/17/14	0.100%	8,350,000	8,349,629
11/18/14	0.100%	22,500,000	22,498,937
12/01/14	0.110%	30,000,000	29,997,250
12/04/14	0.110%	20,000,000	19,997,983
12/09/14	0.110%	36,205,000	36,200,796
01/02/15	0.110%	48,500,000	48,490,812

	Effective	Principal
Issuer	Yield	Amount	Value

Commercial Paper (continued)
Life Insurance (continued)
01/07/15	0.110%	$21,150,000	$21,145,670
01/08/15	0.100%	14,500,000	14,497,261
01/29/15	0.100%	20,000,000	19,995,056
Prudential Funding LLC
11/03/14	0.050%	25,000,000	24,999,903
Total			325,171,878
Pharmaceuticals 6.4%
Novartis Finance Corp. (a)
11/05/14	0.060%	35,000,000	34,999,689
11/06/14	0.070%	50,000,000	49,999,444
11/10/14	0.070%	80,000,000	79,998,400
11/13/14	0.070%	25,000,000	24,999,333
Roche Holdings, Inc. (a)
11/03/14	0.070%	60,000,000	59,999,667
11/24/14	0.050%	30,000,000	29,999,042
12/09/14	0.120%	25,000,000	24,996,833
12/10/14	0.080%	17,000,000	16,998,527
12/11/14	0.110%	50,000,000	49,993,889
12/15/14	0.070%	22,500,000	22,498,075
01/12/15	0.130%	55,000,000	54,986,000
01/13/15	0.130%	15,000,000	14,996,046
01/20/15	0.110%	25,000,000	24,993,889
Sanofi Aventis (a)
12/31/14	0.130%	160,000,000	159,965,333
Total			649,424,167
Property & Casualty 0.9%
Travelers Co., Inc. (a)
11/03/14	0.030%	96,000,000	95,999,734
Retailers 1.3%
Wal-Mart Stores, Inc. (a)
11/17/14	0.070%	25,000,000	24,999,222
11/24/14	0.070%	20,000,000	19,999,106
12/01/14	0.080%	89,360,000	89,353,709
Total			134,352,037
Technology 2.0%
International Business Machines Co. (a)
11/06/14	0.050%	100,000,000	99,999,166
12/17/14	0.100%	15,000,000	14,998,083
12/19/14	0.080%	50,000,000	49,994,667
12/22/14	0.100%	35,000,000	34,995,042
Total			199,986,958
Transportation Services 0.9%
NetJets, Inc. (a)
11/04/14	0.050%	65,500,000	65,499,673

	Effective	Principal
Issuer	Yield	Amount	Value

Commercial Paper (continued)
Transportation Services (continued)
11/14/14	0.060%	$30,000,000	$29,999,350
Total			95,499,023
Total Commercial Paper
(Cost: $3,344,891,988)			$3,344,891,988

Certificates of Deposit 10.9%
Australia & New Zealand Banking Group Ltd.
11/03/14	0.060%	275,000,000	275,000,000
BB&T Corp.
11/25/14	0.130%	50,000,000	50,000,000
12/18/14	0.120%	30,000,000	30,000,000
12/23/14	0.120%	100,000,000	100,000,000
12/23/14	0.120%	125,000,000	125,000,000
Canadian Imperial Bank of Commerce
11/03/14	0.060%	131,600,000	131,600,000
Toronto Dominion Bank Ltd.
12/17/14	0.160%	50,000,000	50,000,000
01/15/15	0.160%	50,000,000	50,000,000
01/28/15	0.140%	50,000,000	50,000,000
02/19/15	0.160%	50,000,000	50,000,000
Toronto-Dominion Bank (The)
11/19/14	0.160%	50,000,000	50,000,000
11/24/14	0.140%	50,000,000	50,000,000
US Bank
02/02/15	0.130%	100,000,000	100,000,000
Total Certificates of Deposit
(Cost: $1,111,600,000)			$1,111,600,000

U.S. Government & Agency Obligations 37.1%
Federal Home Loan Banks Discount Notes
11/05/14	0.040%	75,000,000	74,999,558
11/07/14	0.070%	160,000,000	159,997,813
11/12/14	0.080%	150,000,000	149,996,288
11/14/14	0.050%	125,900,000	125,897,820
11/18/14	0.040%	31,460,000	31,459,332
11/19/14	0.030%	100,000,000	99,998,250
11/21/14	0.050%	300,000,000	299,991,389
11/28/14	0.040%	49,950,000	49,948,502
12/03/14	0.040%	128,100,000	128,094,876
12/05/14	0.070%	100,000,000	99,993,294
12/12/14	0.060%	153,000,000	152,990,114
12/17/14	0.050%	150,000,000	149,990,417
12/19/14	0.030%	150,000,000	149,993,400
12/24/14	0.030%	200,000,000	199,991,019
12/26/14	0.060%	102,300,000	102,290,623
01/02/15	0.040%	773,000,000	772,943,356
01/06/15	0.040%	64,900,000	64,895,241
01/12/15	0.040%	200,000,000	199,984,000
01/16/15	0.050%	100,000,000	99,989,444
01/23/15	0.070%	100,000,000	99,985,014
01/28/15	0.070%	50,000,000	49,992,056

	Effective	Principal
Issuer	Yield	Amount	Value

U.S. Government & Agency Obligations (continued)
Federal Home Loan Banks
11/03/14	0.040%	$50,000,000	$49,999,847
01/16/15	0.110%	37,500,000	37,498,529
03/11/15	0.130%	49,700,000	49,694,422
06/03/15	0.140%	40,000,000	39,997,225
06/08/15	0.150%	19,000,000	18,997,208
07/17/15	0.200%	34,700,000	34,700,000
08/03/15	0.230%	26,300,000	26,300,000
08/27/15	0.240%	50,000,000	50,000,000
Federal Home Loan Mortgage Corp. Discount Notes
12/22/14	0.020%	149,000,000	148,994,723
Federal National Mortgage Association Discount Notes
11/12/14	0.030%	58,500,000	58,499,464
Total U.S. Government & Agency Obligations
(Cost: $3,778,103,224)			$3,778,103,224

Repurchase Agreements 1.5%
RBC Capital Markets LLC
dated 10/31/14, matures 11/3/14,
repurchase price $50,000,033
(collateralized by U.S. Treasury Securities, Total Market Value $51,000,015)
	0.080%	50,000,000	$50,000,000
TD Securities (USA) LLC
dated 10/31/14, matures 11/3/14,
repurchase price $100,000,750
(collateralized by U.S. Government Agencies and U.S. Treasury Securities, Total Market Value $102,000,546)
	0.090%	100,000,000	100,000,000
Total Repurchase Agreements
(Cost: $150,000,000)			$150,000,000

Treasury Bills 1.0%
U.S. Treasury Bills
11/13/14	0.050%	100,000,000	$99,998,333
Total Treasury Bills
(Cost: $99,998,333)			$99,998,333

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities - Non-Agency 2.1%
ABS Other 0.9%
CCG Receivables Trust
Series 2014-1 Class A1 (b)
05/14/15	0.270%	$4,977,838	$4,977,838
CNH Equipment Trust
Series 2014-A Class A1
02/17/15	0.200%	4,231,416	4,231,416
Series 2014-C Class A1
11/16/15	0.200%	49,000,000	49,000,000

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities - Non-Agency (continued)
ABS Other (continued)
Dell Equipment Finance Trust
Series 2014-1 Class A1 (b)
08/14/15	0.260%	$13,582,368	$13,582,368
GreatAmerica Leasing Receivables
Series 2014-1 Class A1 (b)
03/15/15	0.250%	3,613,672	3,613,672
MMAF Equipment Finance LLC
Series 2014-AA Class A1 (b)
07/02/15	0.200%	12,759,629	12,759,629
Volvo Financial Equipment LLC
Series 2014-1A Class A1 (b)
03/16/15	0.210%	2,343,664	2,343,664
Total			90,508,587
Car Loan 1.2%
AmeriCredit Automobile Receivables Trust
Series 2014-2 Class A1
06/08/15	0.210%	12,019,919	12,019,919
Enterprise Fleet Financing LLC (b)
Series 2014-1 Class A1
02/20/15	0.250%	5,343,917	5,343,917
Series 2014-2 Class A1
08/20/15	0.250%	28,069,990	28,069,990
Fifth Third Auto Trust
Series 2014-3 Class A1
11/16/15	0.210%	33,400,000	33,400,000
SMART Trust
Series 2014-1US Class A1
03/14/15	0.220%	160,046	160,046
TCF Auto Receivables Owner Trust
Series 2014-1A Class A1 (b)
07/15/15	0.260%	2,376,279	2,376,279
Westlake Automobile Receivables Trust
Series 2014-1A Class A1 (b)
06/15/15	0.350%	4,075,044	4,075,044
Wheels SPV 2 LLC
Series 2014-1A Class A1 (b)
05/20/15	0.240%	7,025,977	7,025,977
World Omni Auto Receivables Trust
Series 2014-B Class A1
11/16/15	0.230%	30,300,000	30,300,000
Total			122,771,172
Total Asset-Backed Securities - Non-Agency
(Cost: $213,279,759)			$213,279,759

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 3.1%
U.S. Treasury (c)
01/31/16	0.065%	$115,000,000	$114,975,962
04/30/16	0.089%	200,000,000	200,003,029

Total U.S. Treasury Obligations (Cost: $314,978,991)			$314,978,991
Total Investments (Cost: $10,184,511,062) (d)			$10,184,511,062(e)
Other Assets & Liabilities, Net			(501,143)
Net Assets			$10,184,009,919

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $3,324,800,205 or 32.65% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $84,168,378 or 0.83% of net assets.

(c)	Variable rate security.
(d)	Also represents the cost of securities for federal income tax purposes at October 31, 2014.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	1,171,658,767	—	1,171,658,767
Commercial Paper	—	3,344,891,988	—	3,344,891,988
Certificates of Deposit	—	1,111,600,000	—	1,111,600,000
U.S. Government & Agency Obligations	—	3,778,103,224	—	3,778,103,224
Repurchase Agreements	—	150,000,000	—	150,000,000
Treasury Bills	—	99,998,333	—	99,998,333
Total Short-Term Securities	—	9,656,252,312	—	9,656,252,312
Bonds
Asset-Backed Securities - Non-Agency	—	213,279,759	—	213,279,759
U.S. Treasury Obligations	—	314,978,991	—	314,978,991
Total Bonds	—	528,258,750	—	528,258,750
Total	—	10,184,511,062	—	10,184,511,062

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2014